UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10507

AXA PREMIER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2003 - October 31, 2004

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier Funds Trust

2004 Certified

Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA PREMIER FUNDS TRUST ANNUAL REPORT

October 31, 2004

Equitable, through its AXA Funds Management Group, serves as the investment manager to the AXA Premier Funds and has access to detailed information concerning fund and sub-adviser performance and operations. The group is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which each fund’s performance is measured.

NOTES ON PERFORMANCE

Total Returns

Performance of each of the funds of the AXA Premier Funds Trust as shown on the following pages compares each fund’s performance to that of a broad-based securities index. Performance information is as of the date shown and represents past performance and is not indicative of future results. Investment return and principal value of an investment in each of the funds will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares may be worth more or less at redemption or withdrawal than at original purchase. Since the funds are relatively new, results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future. Also, market volatility and interest rate changes, among other factors, can significantly affect a fund’s short-term returns.

Fund performance reflects the deduction of management fees and other fund expenses. All results include reinvested dividends and capital gains distributions. Standardized returns also reflect the deduction of maximum sales charges that apply to each class of shares and that were in effect during the reporting period. The expenses of the funds are currently being waived or reimbursed so that the total fund expense does not exceed certain limits. Without these expense limits, the total return of each fund would have been lower.

For each of the equity funds of AXA Premier Funds Trust, the maximum front-end sales charge for Class A shares in effect during the reporting period was 5.50% of offering price. For the AXA Premier Core Bond Fund, the maximum front-end sales charge for Class A shares was 4.50% of offering price. Class B shares were subject to a maximum contingent deferred sales charge equal to 5% in year 1, 4% in year 2, 4% in year 3, 3% in year 4, 2% in year 5, 2% in year 6 and 1% in year 7. Class C shares were subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase in addition to a front end sales charge of 1% of offering price for the period 11/01/03 through 6/30/04. Effective 7/01/04, the front end sales charge for Class C was discontinued. Class Z shares are sold at net asset value and do not have a front-end sales charge or a deferred sales charge.

Growth of $10,000 Investment

The Growth of $10,000 Charts shown for each fund illustrates the total value of an assumed investment in Class Z shares of each fund of AXA Premier Funds Trust. The periods illustrated are from the inception dates shown through October 31, 2004. These results assume reinvestment of dividends and capital gains. The returns for the funds’ Class A, Class B and Class C shares are lower than the Class Z shares (which are shown in the chart) because these other shares have higher total expenses. In addition, unlike Class A, Class B and Class C shares, Class Z shares do not have any sales charges. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

The Russell 1000® Index

An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000® Growth Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000® Value Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Standard & Poor’s 500 Index

This index contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Russell 2500™ Growth Index

This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2500™ Value Index

This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 1000® Technology Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

Russell 1000® Health Care Index

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

Morgan Stanley Capital International EAFE Index

This index contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

Lehman Brothers Aggregate Bond Index

This index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities.

AXA PREMIER LARGE CAP GROWTH FUND

FUND ADVISERS

•	Alliance Capital Management L.P.

•	RCM Capital Management LLC

•	TCW Investment Management Company

Growth of a $10,000 Investment

12/31/01–10/31/04

Investment in Class Z Shares

A $10,000 investment in the fund’s Class A, Class B and Class C shares at the fund’s inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $8,345, $8,291 and $8,636, respectively, on 10/31/04.

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	1.50%	(4.30)%
Class B	0.70	(5.04)
Class C	0.82	(5.04)
Class Z	1.72	(4.11)
Russell 1000 Growth Index	3.38	(2.70)

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	(4.05)%	(6.19)%
Class B	(4.30)	(6.40)
Class C	(0.18)	(5.04)
Class Z	1.72	(4.11)
Russell 1000 Growth Index	3.38	(2.70)

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/04

	1 Year	Since Inception*
Class A	0.81%	(6.76)%
Class B	0.82	(6.95)
Class C	4.82	(5.56)
Class Z	6.85	(4.59)
Russell 1000 Growth Index	7.51	(3.33)

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

Performance Results

The AXA Premier Large Cap Growth Fund Class Z shares returned 1.72% for the fiscal year ending October 31, 2004. This compares to a 3.38% gain for the Russell 1000 Growth Index. Over the year-to-date period, the Fund returned (1.35)%, compared to the index return of (1.11)%.

Investment Highlights

Fiscal Year Ended October 31, 2004

What helped performance over the year

•	Strong stock selection in the Information Technology and Consumer Discretionary sectors added to relative performance during the year. Top contributors in the Information Technology sector included Yahoo, Symantec, Marvell Technology, and Juniper Networks. In the Consumer Discretionary sector, holdings in eBay, Starbucks, and XM Satellite Radio helped relative performance.

•	Other top contributors included Progressive and Genentech, as well as an underweight in Merck.

What hurt performance over the year

•	Stock selection in the Health Care, Financials, and Industrials sectors detracted from the Fund’s results on a relative basis. Holdings in these sectors included Charles Schwab in Financials, Southwest Airlines in Industrials, and Amgen and Johnson & Johnson in Health Care.

•	A relative overweight in Information Technology and underweight in Industrials also negatively contributed to the Fund’s results.

•	Other top detractors during the year included Amazon.com, Veritas Software, Maxim Integrated Products, and Applied Materials.

AXA PREMIER LARGE CAP GROWTH FUND

Sector Weightings as of 10/31/04	% of Net Assets
Information Technology	35.0%
Health Care	19.1
Consumer Discretionary	17.6
Financials	14.1
Consumer Staples	7.4
Industrials	6.4
Energy	1.2
Cash and Other	(0.8)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 - 10/31/04
Class A
Actual	$1,000.00	$998.90	$7.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.35
Class B
Actual	1,000.00	994.20	11.03
Hypothetical (5% average annual return before expenses).	1,000.00	1,014.07	11.14
Class C
Actual	1,000.00	995.40	11.03
Hypothetical (5% average annual return before expenses).	1,000.00	1,014.07	11.14
Class Z
Actual	1,000.00	998.90	6.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.10	6.09

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Z shares annualized expense ratios of 1.45%, 2.20%, 2.20% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER LARGE CAP CORE EQUITY FUND

FUND ADVISERS

•	Alliance Capital Management L.P. (Bernstein Unit)

•	Janus Capital Management LLC

•	Thornburg Investment Management, Inc.

Growth of a $10,000 Investment

12/31/01–10/31/04

Investment in Class Z Shares

A $10,000 investment in the fund’s Class A, Class B and Class C shares at the fund’s inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,508, $9,451 and $9,842, respectively, on 10/31/04.

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	7.01%	0.21%
Class B	6.19	(0.56)
Class C	6.19	(0.56)
Class Z	7.29	0.43
S&P 500 Index	9.42	1.16

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	1.12%	(1.77)%
Class B	1.19	(1.97)
Class C	5.19	(0.56)
Class Z	7.29	0.43
S&P 500 Index	9.42	1.16

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/04

	1 Year	Since Inception*
Class A	5.04%	(2.29)%
Class B	5.27	(2.47)
Class C	9.16	(1.06)
Class Z	11.41	(0.04)
S&P 500 Index	13.87	0.64
*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

Performance Results

The AXA Premier Large Cap Core Equity Fund Class Z shares returned 7.29% for the fiscal year ending October 31, 2004. This compares to a 9.42% gain for the S&P 500 Index. For the year-to-date period, the Fund returned 1.95%, trailing below the index return of 3.06%.

Investment Highlights

Fiscal Year Ended October 31, 2004

What helped performance over the year

•	Strong stock selection in the Health Care sector, including a holding in OSI Pharmaceuticals, contributed to the Fund’s relative performance over the year.

•	Stock selection in the Industrial and Telecommunication Services sectors also added to relative performance. Stocks in these sectors that helped returns were FedEx and NII Holdings, Inc.

•	A relative underweight in Consumer Staples also had a positive impact on the Fund’s performance over the year.

What hurt performance over the year

•	Stock selection in the Information Technology and Consumer Discretionary sectors hurt performance.

•	Stocks that detracted from results over the year included IAC InterActiveCorp, Comcast, Seagate Technology, Nokia, Hewlett Packard, Applied Materials, and Qualcomm. An underweight in eBay, relative to the benchmark also was a negative.

•	A relative overweight in the Information Technology sector also hurt performance during the year.

AXA PREMIER LARGE CAP CORE EQUITY FUND

Sector Weightings as of 10/31/04	% of Net Assets
Financials	20.2%
Information Technology	16.3
Consumer Discretionary	15.9
Health Care	15.6
Industrials	11.8
Energy	6.7
Consumer Staples	4.1
Telecommunication Services	3.4
Materials	2.2
Utilities	1.5
Cash and Other	2.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 - 10/31/04
Class A
Actual	$1,000.00	$1,019.50	$7.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.35
Class B
Actual	1,000.00	1,015.60	11.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.08	11.14
Class C
Actual	1,000.00	1,015.60	11.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.08	11.14
Class Z
Actual	1,000.00	1,020.50	6.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.10	6.09

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Z shares annualized expense ratios of 1.45%, 2.20%, 2.20% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER LARGE CAP VALUE FUND

FUND ADVISERS

•	Alliance Capital Management L.P.

•	Institutional Capital Corporation

•	MFS Investment Management

Growth of a $10,000 Investment

12/31/01–10/31/04

Investment in Class Z Shares

A $10,000 investment in the fund’s Class A, Class B and Class C shares at the fund’s inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $10,531, $10,527 and $10,927, respectively, on 10/31/04.

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	15.14%	3.89%
Class B	14.27	3.18
Class C	14.27	3.18
Class Z	15.37	4.21
Russell 1000 Value Index	15.45	5.97

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	8.84%	1.84%
Class B	9.27	1.83
Class C	13.27	3.18
Class Z	15.37	4.21
Russell 1000 Value Index	15.45	5.97

* Date of inception 12/31/01

   Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/04

	1 Year	Since Inception*
Class A	12.24%	1.42%
Class B	12.90	1.39
Class C	17.01	2.83
Class Z	19.13	3.85
Russell 1000 Value Index	20.52	5.53

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

Performance Results

The AXA Premier Large Cap Value Fund Class Z shares returned 15.37% for the fiscal year ending October 31, 2004. This compares to a 15.45% return for the Russell 1000 Value Index. Over the year-to-date period, the Fund returned 6.02%, compared to the index return of 7.29%.

Investment Highlights

Fiscal Year Ended October 31, 2004

What helped performance over the year

•	Stock selection in the Health Care, Information Technology, Consumer Staples and Energy sectors contributed positively to performance. The Fund’s underweight in stocks such as Aventis and Merck (Health Care) contributed to performance relative to the benchmark. Holding Motorola (Information Technology) and Archer Daniels Midland (Consumer Staples) also added value. In the Energy sector, ConocoPhillips, BP and Occidental Petroleum were the leading contributors to performance.

•	An underweight in Financials and an overweight in the Energy sector helped the Fund’s returns.

•	Tyco International and Target were also strong contributors to performance.

What hurt performance over the year

•	On the negative side, stock selection in Financials, Industrials, and Consumer Discretionary detracted from performance during the year. Holdings in Financials included The St. Paul Travelers Companies, Inc. and Fannie Mae. Holdings in Cendant and Union Pacific were the two top detractors in the Industrials sector. In the Consumer Discretionary arena, the Fund was hurt by holdings in Comcast, Koninklijke Philips, Viacom and Clear Channel Communication.

•	A relative overweight in the Health Care sector was the major detractor to the Fund’s results during the year.

•	Other top detractors included holdings in Pfizer as well as underweight positions in Exxon Mobil and ChevronTexaco.

AXA PREMIER LARGE CAP VALUE FUND

Sector Weightings as of 10/31/04	% of Net Assets
Financials	26.3%
Industrials	13.2
Consumer Discretionary	12.6
Energy	12.6
Consumer Staples	9.4
Health Care	9.2
Information Technology	5.8
Materials	4.3
Utilities	3.7
Telecommunication Services	2.4
Cash and Other	0.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 - 10/31/04
Class A
Actual	$1,000.00	$1,036.20	$7.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.35

Class B
Actual	1,000.00	1,033.50	11.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.08	11.14

Class C
Actual	1,000.00	1,032.50	11.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.08	11.14

Class Z
Actual	1,000.00	1,038.00	6.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.10	6.09

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Z shares annualized expense ratios of 1.45%, 2.20%, 2.20% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER SMALL/MID CAP GROWTH FUND

FUND ADVISERS

•	Alliance Capital Management L.P.

•	Provident Investment Counsel, Inc.

•	Franklin Advisers, Inc.

Growth of a $10,000 Investment

12/31/01 – 10/31/04

Investment in Class Z Shares

A $10,000 investment in the fund’s Class A, Class B and Class C shares at the fund’s inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $8,402, $8,352 and $8,680, respectively, on 10/31/04.

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	4.96%	(4.07)%
Class B	4.07	(4.80)
Class C	4.08	(4.87)
Class Z	5.05	(3.88)
Russell 2500 Growth Index	6.14	2.21

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	(0.78)%	(5.96)%
Class B	(0.93)	(6.16)
Class C	3.08	(4.87)
Class Z	5.05	(3.88)
Russell 2500 Growth Index	6.14	2.21

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/04

	1 Year	Since Inception*
Class A	5.75%	(7.11)%
Class B	5.88	(7.29)
Class C	9.91	(5.99)
Class Z	11.98	(4.98)
Russell 2500 Growth Index	11.69	1.24

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

Performance Results

The AXA Premier Small/Mid Cap Growth Fund Class Z shares returned 5.05% for the fiscal year ending October 31, 2004. This compares to a 6.14% return for the Russell 2500 Growth Index. Over the year-to-date period, the Fund returned 1.59%, compared to the index return of 2.55%.

Investment Highlights

Fiscal Year Ended October 31, 2004

What helped performance over the year

•	Strong stock selection in the Information Technology and Telecommunication Services sectors significantly helped the Fund’s results during the year. Holdings in the Information Technology sector included NAVTEQ Corp., Macromedia, Verisign and Cognizant Technology. The Fund’s holding in Nextel Partners was one of the top contributors in the Telecommunication Services sector.

•	A relative overweighting in the Energy sector also benefited the Fund during the year.

•	Some of the Fund’s top contributors to performance included Royal Caribbean Cruises, Ltd., and oil and gas producer, Tom Brown, Inc. The Fund’s underweight position in Krispy Kreme Doughnuts, Inc., relative to the benchmark, was also a positive.

What hurt performance over the year

•	Poor stock selection in the Health Care sector hurt the Fund’s performance relative to the benchmark. Holdings in this sector included Taro Pharmaceutical and ICOS Corp., and an underweight in Imclone Systems.

•	An underweight in Health Care and Financials, as well as overweight in the Information Technology sector, detracted from the Fund’s performance.

•	Other top detractors in the Fund were Varian Semiconductor, Amkor Technology, Qlogic, Integrated Circuit and Dollar Tree Stores.

AXA PREMIER SMALL/MID CAP GROWTH FUND

Sector Weightings as of 10/31/04	% of Net Assets
Information Technology	30.6%
Health Care	17.2
Industrials	16.4
Consumer Discretionary	15.9
Financials	7.4
Energy	6.1
Materials	3.4
Telecommunication Services	2.6
Consumer Staples	0.2
Cash and Other	0.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 - 10/31/04
Class A
Actual	$1,000.00	$1,033.70	$8.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.59	8.62
Class B
Actual	1,000.00	1,028.40	12.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.82	12.40
Class C
Actual	1,000.00	1,028.40	12.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.81	12.40
Class Z
Actual	1,000.00	1,033.50	7.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.84	7.35

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Z shares annualized expense ratios of 1.70%, 2.45%, 2.45% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER SMALL/MID CAP VALUE FUND

FUND ADVISERS

•	AXA Rosenberg Investment Management LLC

•	TCW Investment Management Company

•	Wellington Management Company, LLP

Growth of a $10,000 Investment

12/31/01–10/31/04

Investment in Class Z Shares

A $10,000 investment in the fund’s Class A, Class B and Class C shares at the fund’s inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $10,455, $10,417 and $10,818, respectively, on 10/31/04.

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	12.27%	3.62%
Class B	11.33	2.81
Class C	11.44	2.81
Class Z	12.51	3.83
Russell 2500 Value Index	17.81	13.25

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	6.09%	1.58%
Class B	6.33	1.45
Class C	10.44	2.81
Class Z	12.51	3.83
Russell 2500 Value Index	17.81	13.25

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/04

	1 Year	Since Inception*
Class A	11.77%	0.78%
Class B	12.43	0.68
Class C	16.31	2.06
Class Z	18.55	3.09
Russell 2500 Value Index	24.56	12.95

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

Performance Results

The AXA Premier Small/Mid Cap Value Fund Class Z shares returned 12.51% for the fiscal year ending October 31, 2004. This compares to a 17.81% return for the Russell 2500 Value Index. Over the year-to-date period, the Fund returned 4.76%, compared to the index return of 8.92%.

Investment Highlights

Fiscal Year Ended October 31, 2004

What helped performance over the year

•	Positive stock selection in the Utilities, Energy, Consumer Staples and Health Care sectors added to relative performance over the year. Holdings in the Utilities sector included TXU Corp. In the Energy sector, holdings in Transocean and Frontline helped performance. A holding in Bunge Limited was one of the top contributors in the Consumer Staples area, and a holding in Charles River Labs in the Health Care sector also added to performance during the year.

•	A relative overweight of the Energy sector helped the Fund’s returns.

•	Other top contributors in the Fund included American Eagle Outfitters, Mosaic, McAfee, and JC Penney.

What hurt performance over the year

•	Poor stock selection in the Financials, Information Technology, Industrials and Materials sectors hurt the Fund’s results relative to the benchmark.

•	The Fund’s returns were also significantly hurt by an overweight in the Information Technology and Health Care sectors, as well as an underweight in Financials.

•	Top detractors in the Fund included Agere Systems, Vishay Intertechnology, Maxtor, Teradyne and Health Net.

AXA PREMIER SMALL/MID CAP VALUE FUND

Sector Weightings as of 10/31/04	% of Net Assets
Financials	20.8%
Information Technology	16.7
Consumer Discretionary	14.9
Industrials	13.2
Health Care	10.2
Energy	7.6
Materials	6.9
Utilities	4.6
Consumer Staples	3.1
Telecommunication Services	0.6
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 - 10/31/04
Class A
Actual	$1,000.00	$1,043.70	$8.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.59	8.62
Class B
Actual	1,000.00	1,039.40	12.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.82	12.40
Class C
Actual	1,000.00	1,039.40	12.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.82	12.40
Class Z
Actual	1,000.00	1,044.60	7.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.35

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Z shares annualized expense ratios of 1.70%, 2.45%, 2.45% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER INTERNATIONAL EQUITY FUND

FUND ADVISERS

•	Alliance Capital Management L.P. (Bernstein Unit)

•	Bank of Ireland Asset Management (U.S.) Limited

•	Marsico Capital Management, LLC

Growth of a $10,000 Investment

12/31/01–10/31/04

Investment in Class Z Shares

A $10,000 investment in the fund’s Class A, Class B and Class C shares at the fund’s inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $10,973, $10,972 and $11,382, respectively, on 10/31/04.

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	17.39%	5.41%
Class B	16.46	4.64
Class C	16.56	4.68
Class Z	17.73	5.72
MSCI EAFE Index	18.84	8.38

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	10.92%	3.33%
Class B	11.46	3.33
Class C	15.56	4.68
Class Z	17.73	5.72
MSCI EAFE Index	18.84	8.38

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/04

	1 Year	Since Inception*
Class A	15.16%	2.37%
Class B	15.99	2.36
Class C	19.86	3.74
Class Z	22.19	4.78
MSCI EAFE Index	22.08	7.34

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

Performance Results

The AXA Premier International Equity Fund Class Z shares returned 17.73% for the fiscal year ending October 31, 2004. The Fund’s performance trailed the MSCI EAFE Index, which returned 18.84% over the year. Over the year-to-date period, the Fund returned 7.31%, which was closely in line with the index return of 7.83%.

Investment Highlights

Fiscal Year Ended October 31, 2004

What helped performance over the year

•	Positive stock selection in the Materials, Consumer Discretionary, Health Care, Financials, Information Technology, and Telecommunication Services sectors contributed to performance.

•	Other stock contributors included Wynn Resorts Ltd., Sogecable, Mobile Telesystems and EMI Group plc.

•	An underweight position in AstraZeneca, relative to the benchmark, was also a positive for the Fund.

What hurt performance over the year

•	Stock selection in the Industrials sector, including a holding in Ryanair, significantly detracted from performance.

•	A relative overweight in the Information Technology sector and an underweight in the Utilities sector also hurt performance on a relative basis.

•	Stocks that detracted from performance included Canon, Samsung Electronic, Parmalat, News Corp., and Yamaha Corp.

AXA PREMIER INTERNATIONAL EQUITY FUND

Sector Weightings as of 10/31/04	% of Net Assets
Financials	25.3%
Consumer Discretionary	20.1
Information Technology	9.6
Energy	7.9
Telecommunication Services	7.9
Health Care	7.5
Consumer Staples	7.4
Materials	6.2
Industrials	4.8
Utilities	2.4
Cash and Other	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 - 10/31/04
Class A
Actual	$1,000.00	$1,043.00	$9.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.61	9.63

Class B
Actual	1,000.00	1,038.53	13.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.84	13.40

Class C
Actual	1,000.00	1,039.40	13.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.84	13.40

Class Z
Actual	1,000.00	1,044.70	8.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.36

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Z shares annualized expense ratios of 1.90%, 2.65%, 2.65%and 1.65%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER TECHNOLOGY FUND

FUND ADVISERS

•	RCM Capital Management LLC

•	Firsthand Capital Management, Inc.

•	Wellington Management Company, LLP

Growth of a $10,000 Investment

12/31/01–10/31/04

Investment in Class Z Shares

A $10,000 investment in the fund’s Class A, Class B and Class C shares at the fund’s inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $8,380, $8,330 and $8,677, respectively, on 10/31/04.

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	(2.54)%	(4.16)%
Class B	(3.34)	(4.88)
Class C	(3.34)	(4.88)
Class Z	(2.39)	(3.94)
Russell 1000 Technology Index	(2.84)	(5.32)
Russell 1000 Index	9.33	1.71

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	(7.92)%	(6.05)%
Class B	(8.18)	(6.24)
Class C	(4.31)	(4.88)
Class Z	(2.39)	(3.94)
Russell 1000 Technology Index	(2.84)	(5.32)
Russell 1000 Index	9.33	1.71

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/04

	1 Year	Since Inception*
Class A	(5.50)%	(8.59)%
Class B	(5.70)	(8.76)
Class C	(1.73)	(7.39)
Class Z	0.16	(6.48)
Russell 1000 Technology Index	0.45	(7.29)
Russell 1000 Index	13.90	1.17

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

Performance Results

The AXA Premier Technology Fund Class Z shares returned (2.39)% for the fiscal year ending October 31, 2004. This compares to a (2.84)% return for the Russell 1000 Technology Index. Over the year-to-date period, the Fund returned (3.27)%, compared to the index return of (6.43)%.

Investment Highlights

Fiscal Year Ended October 31, 2004

What helped performance over the year

•	Strong stock selection in the Internet Software & Service, Semiconductor & Semi-equipment, and Communications Equipment industries significantly contributed to performance over the year. Holdings in the Internet Software & Service included Yahoo and VeriSign. In the Semiconductor area, a relative underweight in Intel significantly added to the Fund’s results. The Fund’s holding in Research in Motion was one of the top contributors in the Communications Equipment sector.

•	An overweight in the Media and Electronic Equipment & Instrument industries also helped the Fund’s performance.

•	Other top contributors in the Fund included eBay, Symantec, Hewlett Packard, and Red Hat, Inc.

What hurt performance over the year

•	Stock selection in the Media and Computer & Peripherals industries detracted from performance.

•	The Fund’s performance was also hurt by an overweight in the Internet Software & Service industry as well as by an underweight in the Communications Equipment industry.

•	Top detractors in the Fund’s returns relative to its benchmark were an underweight in Sandisk, Qualcomm and Microsoft, as well as holdings in Veritas Software and IAC/InterActiveCorp.

AXA PREMIER TECHNOLOGY FUND

Sector Weightings as of 10/31/04	% of Net Assets
Information Technology	44.5%
Software	22.6
Semiconductors & Semiconductor Equipment	20.2
Consumer Discretionary	5.7
Health Care	2.2
Industrials	1.7
Energy	1.2
Telecommunication Services	0.4
Cash and Other	1.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 - 10/31/04
Class A
Actual	$1,000.00	$1,024.30	$9.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.35	9.88
Class B
Actual	1,000.00	1,020.00	13.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.58	13.65
Class C
Actual	1,000.00	1,020.00	13.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.57	13.65
Class Z
Actual	1,000.00	1,025.40	8.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.62

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Z shares annualized expense ratios of 1.95%, 2.70%, 2.70% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER HEALTH CARE FUND

FUND ADVISERS

•	A I M Capital Management, Inc.

•	RCM Capital Management LLC

•	Wellington Management Company, LLP

Growth of a $10,000 Investment

12/31/01 – 10/31/04

Investment in Class Z Shares

A $10,000 investment in the fund’s Class A, Class B and Class C shares at the fund’s inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $9,895, $9,867 and $10,267, respectively, on 10/31/04.

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	11.09%	1.63%
Class B	10.32	0.93
Class C	10.32	0.93
Class Z	11.32	1.91
Russell 1000 Healthcare Index	2.56	(3.68)
Russell 1000 Index	9.33	1.71

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	4.93%	(0.37)%
Class B	5.32	(0.47)
Class C	9.32	0.93
Class Z	11.32	1.91
Russell 1000 Healthcare Index	2.56	(3.68)
Russell 1000 Index	9.33	1.71

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/04

	1 Year	Since Inception*
Class A	5.71%	(0.56)%
Class B	6.10	0.67
Class C	10.21	0.82
Class Z	12.22	1.79
Russell 1000 Healthcare Index	5.57	(3.08)
Russell 1000 Index	13.90	1.17

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

Performance Results

The AXA Premier Health Care Fund Class Z shares returned 11.32% for the fiscal year ending October 31, 2004. The Fund’s performance was significantly above that of the Russell 1000 Healthcare Index, which returned 2.56% over the year. On a year-to-date basis, the Fund maintained a performance lead relative to the benchmark, returning 3.36% versus the index return of (4.62)%.

Investment Highlights

Fiscal Year Ended October 31, 2004

What helped performance over the year

•	Strong stock selection in Pharmaceuticals contributed positively to the Fund’s relative performance during the year. Individual stocks that performed well over the year included Elan, Fujisawa and Yamanouchi. The Fund’s relative underweight in Merck and Pfizer stocks helped returns.

•	Stock selection in the Health Care Services and Health Care Equipment industries also added to relative performance. Top contributors in these sectors were HMS Holdings, Becton Dickinson and Varian Medical Systems.

•	The Fund’s holding in OSI Pharmaceuticals, a biotechnology company, also added to performance.

What hurt performance over the year

•	A relative overweight in the Biotechnology sector detracted from performance.

•	An underweight relative to the benchmark in the Healthcare Equipment & Supply and Healthcare Provider & Service industries was a negative for the Fund.

•	A significant underweight in Johnson & Johnson and UnitedHealth Group, as well as the Fund’s holdings in Watson Pharmaceuticals, Amylin Pharmaceuticals, and AstraZeneca, were the leading detractors from the Fund’s performance relative to its benchmark.

AXA PREMIER HEALTH CARE FUND

Sector Weightings as of 10/31/04	% of Net Assets
Pharmaceuticals	56.4%
Health Care	25.8
Health Care Equipment	13.6
Materials	0.4
Cash and Other	3.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 - 10/31/04
Class A
Actual	$1,000.00	$978.40	$9.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.33	9.88
Class B
Actual	1,000.00	974.40	13.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.56	13.65
Class C
Actual	1,000.00	974.40	13.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,011.56	13.65
Class Z
Actual	1,000.00	978.50	8.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.58	8.62

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Z shares annualized expense ratios of 1.95%, 2.70%, 2.70% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER CORE BOND FUND

FUND ADVISERS

•	BlackRock Advisors, Inc.

•	Pacific Investment Management Company LLC

Growth of a $10,000 Investment

12/31/01–10/31/04

Investment in Class Z Shares

A $10,000 investment in the fund’s Class A, Class B and Class C shares at the fund’s inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $11,154, $11,020 and $11,307, respectively, on 10/31/04.

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	4.91%	5.63%
Class B	4.02	4.80
Class C	4.12	4.80
Class Z	5.17	5.87
Lehman Brothers Aggregate Bond Index	5.53	6.53

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	0.22%	3.93%
Class B	(0.97)	3.49
Class C	3.12	4.80
Class Z	5.17	5.87
Lehman Brothers Aggregate Bond Index	5.53	6.53

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/04

	1 Year	Since Inception*
Class A	(1.41)%	3.75%
Class B	(2.34)	3.35
Class C	1.49	4.67
Class Z	3.62	5.78
Lehman Brothers Aggregate Bond Index	3.68	6.41

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

Performance Results

The AXA Premier Core Bond Fund Class Z shares returned 5.17% for the fiscal year ending October 31, 2004. This compares to a 5.53% return for the Lehman Brothers Aggregate Bond Index. Over the year-to-date period, the Fund returned 3.87%, compared to the index return of 4.22%.

Investment Highlights

Fiscal Year Ended October 31, 2004

What helped performance over the year

•	Security selection within the investment grade corporate sector contributed positively to the Fund’s performance over the year.

•	An emphasis on short to intermediate maturities was positive as yields fell most in the middle of the curve.

•	Emerging market bonds added value as the benign rate environment and improving credit quality boosted demand.

•	Non-U.S. positions, especially short maturity Eurozone issues, added value.

What hurt performance over the year

•	An underweight to corporate bonds contributed negatively to performance, as that sector outperformed Treasuries by 175 basis points during the year.

•	An underweight to mortgage backed securities during the period was a negative contributor to performance, as that sector outperformed Treasuries by 138 basis points during the year.

AXA PREMIER CORE BOND FUND

Distribution of Assets by Sector (as of 10/31/04)	% of Net Assets
U.S. Government and Agency	59.2%
Commercial Paper	18.2
Corporate Bonds	13.3
Asset Backed Securities	11.2
Foreign Government Securities	4.7
Cash and Other	(6.6)

Total	100.0%

Fund Characteristics (as of 10/31/04)
Average Duration	6.3 years
Average Rating	AA

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 - 10/31/04
Class A
Actual	$1,000.00	$1,040.00	$5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.86	5.33
Class B
Actual	1,000.00	1,035.10	9.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.09	9.12
Class C
Actual	1,000.00	1,036.10	9.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.90	9.12
Class Z
Actual	1,000.00	1,040.30	4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.12	4.06

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Z shares annualized expense ratios of 1.05%, 1.80%, 1.80% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER MONEY MARKET FUND

FUND ADVISER

•	Alliance Capital Management L.P.

Growth of a $10,000 Investment

12/31/01–10/31/04

Investment in Class Z Shares

A $10,000 investment in the fund’s Class A, Class B and Class C shares at the fund’s inception on 12/31/01 (adjusted to reflect the maximum applicable sales charges) would have been valued at $10,283, $10,069 and $10,069, respectively, on 10/31/04.

Without Sales Charge

(non-standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	0.99%	0.99%
Class B	0.24	0.24
Class C	0.24	0.24
Class Z	1.24	1.24
90 Day T-Bill	1.16	1.37

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 10/31/04

	1 Year	Since Inception*
Class A	0.99%	0.99%
Class B	0.24	0.24
Class C	0.24	0.24
Class Z	1.24	1.24
90 Day T-Bill	1.16	1.37

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

With Sales Charge

(standardized average annual returns)

as of 9/30/04

	1 Year	Since Inception*
Class A	0.99%	0.99%
Class B	0.24	0.24
Class C	0.24	0.24
Class Z	1.24	1.24
90 Day T-Bill	1.10	1.37

*	Date of inception 12/31/01
Returns for periods greater than one year are annualized

Past performance is not indicative of future results. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please see “Notes on Performance.”

Performance information is as of the date shown. Most recent month-end performance results are available on-line at www.axaenterprise.com.

PERFORMANCE SUMMARY

Performance Results

The AXA Premier Money Market Fund Class Z shares returned 1.24% for the fiscal year ending October 31, 2004. This compares favorably to a 1.16% return for the 90-Day Treasury Bill benchmark over the year. Over the year-to-date period, the Fund performed just slightly ahead of the benchmark returning 1.03% as compared to the benchmark return of 0.98%.

Fund Manager Commentary

The U.S. Federal Reserve raised the federal funds rate 25 basis points to 1.75% after their September 2004 meeting and remained balanced on their view of the risk assessment for inflation and deflation. It is widely anticipated that they will raise the funds rate again in November 2004 to 2.00%.

In our view, monetary policy remains very accommodative evidenced by real short-term rates, which remain negative three years into the economic expansion. Policymakers, moreover, are removing accommodation at a much slower pace than in the past. When price pressures at the intermediate and crude stages of processing first emerged in 1994, policymakers raised the federal funds rate by 300 basis points to 6% in just 12 months. That speedy response nipped inflation and prevented higher material prices from passing to the retail level. Today, policymakers are proving to be more measured in their inflation response, which we think will result in a somewhat longer inflation cycle, especially given that bank lending standards appear to be more lenient than anytime since the mid-1990’s.

Consequently, our recent strategy continues to be to ladder maturities within 180 days to add incremental current yield to the Fund and to take advantage of further rate hikes later this year. The Fund remains predominantly invested in high quality commercial paper and certificates of deposit, as wells as U.S. Government and Agency securities, seeking to provide the highest level of safety and liquidity available in the short-term markets.

AXA PREMIER MONEY MARKET FUND

Distribution of Assets by Sector (as of 10/31/04)	% of Net Assets
Commercial Paper	67.6%
Certificates of Deposit	28.0
Foreign Government Security	4.7
Cash and Other	(0.3)

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period* 5/1/04 - 10/31/04
Class A
Actual	$1,000.00	$1,005.00	$4.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.37	4.82
Class B
Actual	1,000.00	1,001.20	8.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.59	8.62
Class C
Actual	1,000.00	1,001.20	8.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.58	8.62
Class Z
Actual	1,000.00	1,006.20	3.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.62	3.56

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Z shares annualized expense ratios of 0.95%, 1.70%, 1. 70% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS

October 31, 2004

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.6%)
Automobiles (1.0%)
Harley-Davidson, Inc.	1,890	$108,807

Hotels, Restaurants & Leisure (3.0%)
Carnival Corp.	2,100	106,176
International Game Technology	100	3,304
Starbucks Corp.*	3,900	206,232

		315,712

Household Durables (0.2%)
Centex Corp.	310	16,101
Lennar Corp., Class A	260	11,695

		27,796

Internet & Catalog Retail (5.7%)
Amazon.com, Inc.*	5,450	186,009
eBay, Inc.*	4,300	419,723

		605,732

Media (3.7%)
News Corp., Ltd. (Preferred ADR)	1,820	57,221
Pixar*	1,800	144,756
Viacom, Inc., Class B	900	32,841
XM Satellite Radio Holdings, Inc., Class A*	4,850	156,752

		391,570

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc.*	2,140	87,291
Best Buy Co., Inc.	650	38,493
Lowe’s Cos., Inc.	1,670	93,988
Williams-Sonoma, Inc.*	960	36,643

		256,415

Textiles, Apparel & Luxury Goods (1.6%)
Coach, Inc.*	1,590	74,142
Nike, Inc., Class B	1,150	93,506

		167,648

Total Consumer Discretionary		1,873,680

Consumer Staples (7.4%)
Beverages (0.6%)
PepsiCo, Inc.	1,350	66,933

Food & Staples Retailing (3.1%)
Wal-Mart Stores, Inc.	3,400	183,328
Walgreen Co.	4,200	150,738

		334,066

Household Products (2.0%)
Procter & Gamble Co.	4,080	208,814

Personal Products (1.7%)
Avon Products, Inc.	3,380	133,679
Gillette Co.	1,150	47,702

		181,381

Total Consumer Staples		791,194

Energy (1.2%)
Energy Equipment & Services (0.9%)
BJ Services Co.	1,175	59,925
Smith International, Inc.*	550	31,944

		91,869

Oil & Gas (0.3%)
Apache Corp.	650	32,955

Total Energy		124,824

Financials (14.1%)
Capital Markets (3.4%)
Charles Schwab Corp.	5,295	48,449
Franklin Resources, Inc.	700	42,434
Goldman Sachs Group, Inc.	1,220	120,024
Legg Mason, Inc.	800	50,968
Merrill Lynch & Co., Inc.	1,210	$65,267
Morgan Stanley	730	37,296

		364,438

Commercial Banks (0.9%)
Commerce Bancorp, Inc./ New Jersey	650	38,506
Wachovia Corp.	1,100	54,131

		92,637

Consumer Finance (0.7%)
MBNA Corp.	2,705	69,329

Diversified Financial Services (1.7%)
Citigroup, Inc.	3,255	144,424
JPMorgan Chase & Co.	918	35,435

		179,859

Insurance (7.0%)
Aflac, Inc.	2,950	105,846
American International Group, Inc.	3,200	194,272
Metlife, Inc.	1,850	70,948
Progressive Corp.	4,050	378,877

		749,943

Thrifts & Mortgage Finance (0.4%)
Golden West Financial Corp.	375	43,845

Total Financials		1,500,051

Health Care (19.1%)
Biotechnology (6.1%)
Amgen, Inc.*	4,780	271,504
Biogen Idec, Inc.*	950	55,252
Genentech, Inc.*	4,790	218,089
Gilead Sciences, Inc.*	3,020	104,582

		649,427

Health Care Equipment & Supplies (4.0%)
Alcon, Inc.	780	55,536
Boston Scientific Corp.*	1,250	44,125
Medtronic, Inc.	2,000	102,220
St. Jude Medical, Inc.*	1,255	96,095
Stryker Corp.	820	35,334
Zimmer Holdings, Inc.*	1,230	95,436

		428,746

Health Care Providers & Services (2.6%)
Aetna, Inc.	450	42,750
Caremark Rx, Inc.*	1,830	54,845
Health Management Associates, Inc., Class A	1,140	23,552
UnitedHealth Group, Inc.	1,030	74,572
WellPoint Health Networks, Inc.*	840	82,035

		277,754

Pharmaceuticals (6.4%)
Abbott Laboratories	1,300	55,419
Forest Laboratories, Inc.*	2,050	91,430
Johnson & Johnson	1,550	90,489
Novartis AG (ADR)	1,250	60,013
Pfizer, Inc.	8,260	239,127
Teva Pharmaceutical Industries Ltd. (ADR)	4,840	125,840
Wyeth	425	16,851

		679,169

Total Health Care		2,035,096

Industrials (6.4%)
Aerospace & Defense (0.3%)
United Technologies Corp.	375	34,808

Air Freight & Logistics (1.2%)
FedEx Corp.	600	54,672

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2004

	Number of Shares	Value (Note 1)
United Parcel Service,Inc./Georgia, Class B	850	$67,303

		121,975

Building Products (0.3%)
American Standard Cos., Inc.*	990	36,204

Commercial Services & Supplies (0.6%)
Apollo Group, Inc., Class A*	1,000	66,000

Industrial Conglomerates (3.0%)
General Electric Co.	7,950	271,254
Tyco International Ltd.	1,600	49,840

		321,094

Machinery (1.0%)
Danaher Corp	1,840	101,439

Total Industrials		681,520

Information Technology (35.0%)
Communications Equipment (7.4%)
Cisco Systems, Inc.*	12,240	235,131
Corning, Inc.*	5,680	65,036
Juniper Networks, Inc.*	4,840	128,792
Motorola, Inc.	900	15,534
QUALCOMM, Inc.	8,330	348,277

		792,770

Computers & Peripherals (5.9%)
Apple Computer, Inc.*	800	42,024
Dell, Inc.*	10,380	363,923
EMC Corp.*	1,670	21,493
Network Appliance, Inc.*	8,000	195,760

		623,200

Electronic Equipment & Instruments (0.3%)
Flextronics International Ltd.*	2,770	33,379

Internet Software & Services (5.3%)
Google, Inc., Class A*	125	23,838
Yahoo!, Inc.*	14,840	537,060

		560,898

IT Services (0.5%)
Accenture Ltd., Class A*	1,700	41,157
Iron Mountain, Inc.*	230	7,601

		48,758

Semiconductors & Semiconductor Equipment (7.1%)
Altera Corp.*	960	$21,821
Applied Materials, Inc.*	5,900	94,990
Broadcom Corp., Class A*	2,320	62,756
Intel Corp.	2,600	57,876
Linear Technology Corp.	150	5,682
Marvell Technology Group Ltd.*	6,230	177,991
Maxim Integrated Products, Inc.	4,000	175,960
Texas Instruments, Inc.	1,450	35,452
Xilinx, Inc.	4,150	126,990

		759,518

Software (8.5%)
Electronic Arts, Inc.*	2,940	132,065
Mercury Interactive Corp.*	1,130	49,076
Microsoft Corp.	8,120	227,279
Novell, Inc.*	1,950	14,020
Oracle Corp.*	6,900	87,354
SAP AG (ADR)	2,430	103,639
Symantec Corp.*	5,090	289,825

		903,258

Total Information Technology		3,721,781

Total Common Stocks (100.8%)
(Cost $9,269,802)		10,728,146

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.5%)
JPMorgan Chase Nassau, 1.29%, 11/1/04
(Amortized Cost $49,446)	$49,446	49,446

Total Investments (101.3%)
(Cost/Amortized Cost $9,319,248)		10,777,592
Other Assets Less Liabilities (-1.3%)		(140,389)

Net Assets (100%)		$10,637,203

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended October 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,654,522
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	6,143,482

As of October 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,724,110
Aggregate gross unrealized depreciation	(398,586)

Net unrealized appreciation	$1,325,524

Federal income tax cost of investments	$9,452,068

For the year ended October 31, 2004, the Fund incurred $30 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,953,192, of which $774,412 expires in the year 2010, $757,736 expires in the year 2011 and $421,044 expires in the year 2012.

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.9%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.	400	$11,480
Autoliv, Inc.	500	21,375
BorgWarner, Inc.	400	18,552
Dana Corp.	250	3,728
Lear Corp.	425	22,916
Magna International, Inc., Class A	250	18,237

		96,288

Automobiles (0.2%)
General Motors Corp.	725	27,949

Hotels, Restaurants & Leisure (1.8%)
Hilton Hotels Corp.	3,170	63,083
McDonald’s Corp.	3,270	95,320
Royal Caribbean Cruises Ltd.	1,345	62,677

		221,080

Household Durables (0.7%)
American Greetings Corp., Class A	3,200	84,640
Fortune Brands, Inc.	75	5,462

		90,102

Media (5.5%)
Comcast Corp., Class A*	1,650	48,675
Comcast Corp., Special Class A*	3,400	98,736
DIRECTV Group, Inc.*	6,591	110,531
Fox Entertainment Group, Inc., Class A*	3,400	100,844
Gemstar-TV Guide International, Inc.*	5,385	30,964
Interpublic Group of Cos., Inc.*	1,600	19,616
Liberty Media Corp., Class A*	4,728	42,174
Time Warner, Inc.*	12,840	213,657
Viacom, Inc., Class B	640	23,354
Walt Disney Co.	200	5,044

		693,595

Multiline Retail (1.6%)
Federated Department Stores, Inc.	500	25,225
May Department Stores Co.	875	22,802
Nordstrom, Inc.	250	10,795
Target Corp.	2,935	146,809

		205,631

Specialty Retail (4.4%)
AutoZone, Inc.*	400	32,724
Best Buy Co., Inc.	915	54,186
Home Depot, Inc.	3,010	123,651
Limited Brands	1,200	29,736
Linens’n Things, Inc.*	3,169	76,310
Lowe’s Cos., Inc.	2,150	121,002
Office Depot, Inc.*	1,300	21,047
Staples, Inc.	3,125	92,937

		551,593

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	650	22,945
Liz Claiborne, Inc.	300	12,264
NIKE, Inc., Class B	925	75,212
Reebok International Ltd.	250	9,250

		119,671

Total Consumer Discretionary		2,005,909

Consumer Staples (4.1%)
Beverages (0.5%)
Coca-Cola Co.	400	16,264
PepsiCo, Inc.	1,075	53,299

		69,563

Food & Staples Retailing (0.9%)
Kroger Co.*	1,500	$22,665
Safeway, Inc.*	1,200	21,888
Wal-Mart Stores, Inc.	1,200	64,704

		109,257

Food Products (0.6%)
Archer-Daniels-Midland Co.	1,475	28,571
Sara Lee Corp.	1,300	30,264
Unilever N.V. (N.Y. Shares)	300	17,487

		76,322

Household Products (1.3%)
Colgate-Palmolive Co.	1,500	66,930
Procter & Gamble Co.	1,860	95,195

		162,125

Tobacco (0.8%)
Altria Group, Inc.	1,425	69,055
UST, Inc.	700	28,812

		97,867

Total Consumer Staples		515,134

Energy (6.7%)
Energy Equipment & Services (0.5%)
Halliburton Co.	1,585	58,708

Oil & Gas (6.2%)
BP plc (ADR)	425	24,756
ChevronTexaco Corp.	1,500	79,590
ConocoPhillips	658	55,476
Exxon Mobil Corp.	8,290	408,034
Marathon Oil Corp.	800	30,488
Occidental Petroleum Corp.	725	40,477
Unocal Corp.	3,600	150,300

		789,121

Total Energy		847,829

Financials (20.2%)
Capital Markets (3.8%)
Bank of New York Co., Inc.	4,400	142,824
E*Trade Financial Corp.*	3,700	47,730
Goldman Sachs Group, Inc.	450	44,271
Lehman Brothers Holdings, Inc.	375	30,806
Merrill Lynch & Co., Inc.	400	21,576
Morgan Stanley	1,770	90,430
T. Rowe Price Group, Inc.	1,800	100,386

		478,023

Commercial Banks (5.0%)
Bank of America Corp.	5,000	223,950
Comerica, Inc.	500	30,755
KeyCorp.	825	27,712
Lloyds TSB Group plc	11,900	93,977
National City Corp.	850	33,124
PNC Financial Services Group, Inc.	125	6,538
SunTrust Banks, Inc.	450	31,671
U.S. Bancorp.	1,625	46,491
Wachovia Corp.	1,025	50,440
Wells Fargo & Co.	1,475	88,087

		632,745

Consumer Finance (1.6%)
American Express Co.	2,340	124,184
Capital One Financial Corp.	100	7,376
SLM Corp.	1,605	72,642

		204,202

Diversified Financial Services (2.1%)
Citigroup, Inc.	3,800	168,606
JPMorgan Chase & Co.	2,605	100,553

		269,159

Insurance (5.4%)
ACE Ltd.	400	15,224

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
Allstate Corp.	1,300	$62,517
American International Group, Inc.	2,900	176,059
Chubb Corp.	375	27,049
Genworth Financial, Inc., Class A	1,100	26,246
Hartford Financial Services Group, Inc.	475	27,778
Lincoln National Corp.	250	10,950
Manulife Financial Corp.	829	38,607
Marsh & McLennan Cos., Inc.	3,000	82,980
MBIA, Inc.	400	23,144
Metlife, Inc.	750	28,762
PartnerReinsurance Ltd.	150	8,722
St. Paul Travelers Cos., Inc.	3,827	129,965
XL Capital Ltd., Class A	400	29,000

		687,003

Thrifts & Mortgage Finance (2.3%)
Fannie Mae	2,570	180,286
Freddie Mac	650	43,290
MGIC Investment Corp.	400	25,724
Washington Mutual, Inc.	875	33,871

		283,171

Total Financials		2,554,303

Health Care (15.6%)
Biotechnology (2.4%)
Amgen, Inc.*	2,745	155,916
Genentech, Inc.*	3,170	144,330

		300,246

Health Care Equipment & Supplies (2.1%)
Biomet, Inc.	1,020	47,614
Guidant Corp.	1,450	96,599
Medtronic, Inc.	2,430	124,197

		268,410

Health Care Providers & Services (5.3%)
Anthem, Inc.*	1,000	80,400
Cardinal Health, Inc.	1,700	79,475
Caremark Rx, Inc.*	1,805	54,096
Eclipsys Corp.*	4,000	67,880
Health Management Associates, Inc., Class A	4,700	97,102
Medco Health Solutions, Inc.*	800	27,128
UnitedHealth Group, Inc.	3,660	264,984

		671,065

Pharmaceuticals (5.8%)
Abbott Laboratories	700	29,841
AstraZeneca plc (ADR)	500	20,600
Bristol-Myers Squibb Co.	650	15,230
Eli Lilly & Co.	680	37,339
GlaxoSmithKline plc (ADR)	525	22,260
Johnson & Johnson	1,225	71,515
Merck & Co., Inc.	1,275	39,920
Pfizer, Inc.	13,045	377,653
Sanofi-Aventis (ADR)	2,895	105,667
Wyeth	400	15,860

		735,885

Total Health Care		1,975,606

Industrials (11.8%)
Aerospace & Defense (1.3%)
Boeing Co.	900	44,910
General Dynamics Corp.	100	10,212
Goodrich Corp.	850	26,205
Honeywell International, Inc.	300	10,104
United Technologies Corp.	780	72,400

		163,831

Air Freight & Logistics (1.5%)
FedEx Corp.	1,955	178,140
United Parcel Service, Inc./Georgia, Class B	125	$9,897

		188,037

Airlines (0.9%)
Southwest Airlines Co.	7,548	119,032

Commercial Services & Supplies (1.0%)
Apollo Group, Inc., Class A*	685	45,210
Cendant Corp.	200	4,118
FTI Consulting, Inc.*	2,600	48,776
R.R. Donnelley & Sons Co.	800	25,160

		123,264

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	475	30,353
Hubbell, Inc., Class B	400	18,288

		48,641

Industrial Conglomerates (4.5%)
General Electric Co.	10,815	369,008
Textron, Inc.	600	40,890
Tyco International Ltd.	5,015	156,217

		566,115

Machinery (0.6%)
Eaton Corp.	500	31,975
Ingersoll-Rand Co., Class A	200	13,688
Parker-Hannifin Corp.	450	31,783

		77,446

Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.	800	33,448
CSX Corp.	650	23,725
Norfolk Southern Corp.	975	33,101
Union Pacific Corp.	1,800	113,346

		203,620

Total Industrials		1,489,986

Information Technology (16.3%)
Communications Equipment (3.2%)
ADC Telecommunications, Inc.*	5,100	11,271
Cisco Systems, Inc.*	7,540	144,843
Corning, Inc.*	2,300	26,335
Ditech Communications Corp.*	1,700	38,998
Lucent Technologies, Inc.*	1,800	6,390
Motorola, Inc.	7,850	135,491
QUALCOMM, Inc.	400	16,724
Tellabs, Inc.*	2,500	20,000

		400,052

Computers & Peripherals (2.1%)
Dell, Inc.*	1,815	63,634
Hewlett-Packard Co.	2,535	47,303
International Business Machines Corp.	500	44,875
Lexmark International, Inc., Class A*	1,370	113,861

		269,673

Electronic Equipment & Instruments (0.9%)
Arrow Electronics, Inc.*	800	19,168
Avnet, Inc.*	500	8,480
Flextronics International Ltd.*	1,700	20,485
Sanmina-SCI Corp.*	1,700	13,600
Solectron Corp.*	4,400	22,968
Tech Data Corp.*	375	15,146
Vishay Intertechnology, Inc.*	1,100	14,223

		114,070

Internet Software & Services (1.1%)
Yahoo!, Inc.*	3,780	136,798

IT Services (0.7%)
Affiliated Computer Services, Inc., Class A*	1,200	65,460

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
Electronic Data Systems Corp.	1,100	$23,397

		88,857

Semiconductors & Semiconductor Equipment (3.0%)
Applied Materials, Inc.*	3,350	53,935
Atmel Corp.*	1,600	5,088
Intel Corp.	1,600	35,616
Samsung Electronics Co., Ltd. (GDR)§	338	66,347
Texas Instruments, Inc.	8,810	215,405

		376,391

Software (5.3%)
Electronic Arts, Inc.*	1,405	63,113
Intuit, Inc.*	875	39,690
Microsoft Corp.	20,070	561,759
Oracle Corp.*	600	7,596

		672,158

Total Information Technology		2,057,999

Materials (2.2%)
Containers & Packaging (0.6%)
Smurfit-Stone Container Corp.*	3,300	57,288
Temple-Inland, Inc.	300	17,736

		75,024

Metals & Mining (1.3%)
Alcan, Inc.	500	23,160
Alcoa, Inc.	1,100	35,750
Rio Tinto plc (ADR)	630	66,969
United States Steel Corp.	800	29,376
Worthington Industries, Inc.	700	13,895

		169,150

Paper & Forest Products (0.3%)
Georgia-Pacific Corp.	1,000	34,590

Total Materials		278,764

Telecommunication Services (3.4%)
Diversified Telecommunication Services (1.5%)
Alltel Corp.	1,900	104,367
SBC Communications, Inc.	500	12,630
Sprint Corp.	2,400	50,280
Verizon Communications, Inc.	550	21,505

		188,782

Wireless Telecommunication Services (1.9%)
Crown Castle International Corp.*	2,200	33,682
Nextel Communications, Inc. Class A*	3,800	100,662
NII Holdings, Inc.*	2,550	112,888

		247,232

Total Telecommunication Services		436,014

Utilities (1.5%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	850	$27,991
Entergy Corp.	500	32,680
Exelon Corp.	800	31,696
PPL Corp.	625	32,500
Xcel Energy, Inc.	1,500	25,650

		150,517

Multi-Utilities & Unregulated Power (0.3%)
Constellation Energy Group, Inc.	650	26,403
Sempra Energy	400	13,416

		39,819

Total Utilities		190,336

Total Common Stocks (97.7%)
(Cost $11,218,867)		12,351,880

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Security (0.8%)
Federal Home Loan Bank (Discount Note), 11/1/04	$100,000	99,995

Time Deposit (1.7%)
JPMorgan Chase Nassau, 1.29%, 11/1/04	213,731	213,731

Total Short-Term Debt Securities. (2.5%)
(Amortized Cost $313,726)		313,726

Total Investments (100.2%)
(Cost/Amortized Cost $11,532,593)		12,665,606
Other Assets Less Liabilities (-0.2%)		(19,646)

Net Assets (100%)		$12,645,960

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2004, the market value of these securities amounted to $66,347 or 0.5% of net assets.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2004

Investment security transactions for the year ended October 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,451,902
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt	6,904,751

As of October 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,450,048
Aggregate gross unrealized depreciation	(454,548)

Net unrealized appreciation	$995,500

Federal income tax cost of investments	$11,670,106

For the year ended October 31, 2004, the Fund incurred $1,681 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $524,197, of which $144,365 expires in the year 2010 and $379,832 expires in the year 2011.

The Fund utilized net capital loss carryforward of $687,030 during 2004.

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (0.4%)
Johnson Controls, Inc.	800	$45,880

Automobiles (0.1%)
Harley-Davidson, Inc.	200	11,514

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	1,150	58,144
McDonald’s Corp.	961	28,013
Royal Caribbean Cruises Ltd.	200	9,320
Wendy’s International, Inc.	500	16,685

		112,162

Household Durables (0.8%)
Koninklijke (Royal) Philips Electronics N.V. (N.Y. Shares)	3,900	92,898

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	680	12,029

Media (6.5%)
Clear Channel Communications, Inc.	200	6,680
Comcast Corp., Class A*	7,050	207,975
Comcast Corp., Special Class A*	5,687	165,150
COX Communications, Inc., Class A*	355	12,226
Reed Elsevier plc.	4,857	43,296
Time Warner, Inc.*	6,178	102,802
Tribune Co.	1,198	51,754
Viacom, Inc., Class B	5,328	194,419
Walt Disney Co.	480	12,106
Westwood One, Inc.*	300	6,924

		803,332

Specialty Retail (3.8%)
Bed Bath & Beyond, Inc.*	1,000	40,790
Gap, Inc.	2,060	41,159
Home Depot, Inc.	2,500	102,700
Lowe’s Cos., Inc.	4,150	233,562
TJX Cos., Inc.	2,250	53,955

		472,166

Total Consumer Discretionary		1,549,981

Consumer Staples (9.4%)
Beverages (0.3%)
Diageo plc.	1,424	19,008
PepsiCo, Inc.	387	19,187

		38,195

Food Products (3.6%)
Archer-Daniels-Midland Co.	15,327	296,884
H.J. Heinz Co.	969	35,223
Kellogg Co.	1,558	66,994
Sara Lee Corp.	1,860	43,301

		442,402

Household Products (1.1%)
Colgate-Palmolive Co.	300	13,386
Kimberly-Clark Corp.	986	58,835
Procter & Gamble Co.	1,200	61,416

		133,637

Personal Products (0.6%)
Avon Products, Inc.	1,740	68,817

Tobacco (3.8%)
Altria Group, Inc.	9,110	441,471
Loews Corp. - Carolina Group	1,200	32,472

		473,943

Total Consumer Staples		1,156,994

Energy (12.6%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	1,200	51,396
GlobalSantaFe Corp.	333	$9,823
Halliburton Co.	1,000	37,040
Nabors Industries Ltd.*	600	29,472
Noble Corp.*	923	42,163
Schlumberger Ltd.	333	20,959

		190,853

Oil & Gas (11.1%)
BP plc (ADR)	3,000	174,750
ChevronTexaco Corp.	600	31,836
ConocoPhillips	5,521	465,475
Devon Energy Corp.	265	19,602
EOG Resources, Inc.	285	18,970
Exxon Mobil Corp.	3,346	164,690
Marathon Oil Corp.	4,391	167,341
Noble Energy, Inc.	1,600	92,800
Occidental Petroleum Corp.	2,000	111,660
Total S.A. (ADR)	495	51,619
Unocal Corp.	1,492	62,291

		1,361,034

Total Energy		1,551,887

Financials (26.3%)
Capital Markets (4.7%)
Franklin Resources, Inc.	620	37,584
Goldman Sachs Group, Inc.	2,526	248,508
Lehman Brothers Holdings, Inc.	500	41,075
Mellon Financial Corp.	2,324	67,164
Merrill Lynch & Co., Inc.	2,460	132,692
Morgan Stanley	1,000	51,090

		578,113

Commercial Banks (5.4%)
Bank of America Corp.	11,440	512,398
PNC Financial Services Group, Inc.	960	50,208
SunTrust Banks, Inc.	1,412	99,376

		661,982

Consumer Finance (0.7%)
American Express Co.	1,022	54,238
MBNA Corp.	1,570	40,239

		94,477

Diversified Financial Services (7.5%)
Citigroup, Inc.	10,860	481,858
JPMorgan Chase & Co.	11,525	444,865

		926,723

Insurance (6.4%)
ACE Ltd.	2,600	98,956
Aflac, Inc.	633	22,712
Allstate Corp.	1,357	65,258
American International Group, Inc.	3,700	224,627
Axis Capital Holdings Ltd.	1,400	35,084
Chubb Corp.	284	20,485
Hartford Financial Services Group, Inc.	588	34,386
Metlife, Inc.	3,129	119,997
St. Paul Travelers Cos., Inc.	5,019	170,446

		791,951

Thrifts & Mortgage Finance (1.6%)
Fannie Mae	2,481	174,042
Freddie Mac	290	19,314

		193,356

Total Financials		3,246,602

Health Care (9.2%)
Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	673	20,701
Beckman Coulter, Inc.	400	23,800
Boston Scientific Corp.*	2,100	74,130

		118,631

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.8%)
Anthem, Inc.*	200	$16,080
Caremark Rx, Inc.*	1,500	44,955
HCA, Inc.	600	22,038
Health Management Associates, Inc., Class A	1,100	22,726
UnitedHealth Group, Inc.	300	21,720
WellPoint Health Networks, Inc.*	1,000	97,660

		225,179

Pharmaceuticals (6.4%)
Abbott Laboratories	1,236	52,691
Eli Lilly & Co.	196	10,762
Forest Laboratories, Inc.*	900	40,140
GlaxoSmithKline plc (ADR)	3,900	165,360
Johnson & Johnson	1,498	87,453
Merck & Co., Inc.	1,211	37,916
Novartis AG (Registered)	594	28,230
Pfizer, Inc.	3,527	102,107
Roche Holding AG	297	30,258
Sanofi-Aventis (ADR)	5,373	196,115
Wyeth	965	38,262

		789,294

Total Health Care		1,133,104

Industrials (13.2%)
Aerospace & Defense (1.4%)
Honeywell International, Inc.	290	9,767
Lockheed Martin Corp.	1,309	72,113
Northrop Grumman Corp.	1,279	66,188
United Technologies Corp.	300	27,846

		175,914

Building Products (0.6%)
American Standard Cos., Inc.*	900	32,913
Masco Corp.	1,040	35,630

		68,543

Commercial Services & Supplies (4.6%)
Cendant Corp.	12,400	255,316
R.R. Donnelley & Sons Co.	3,950	124,228
Waste Management, Inc.	6,550	186,544

		566,088

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	400	25,560
Emerson Electric Co.	823	52,713

		78,273

Industrial Conglomerates (2.7%)
3M Co.	400	31,028
General Electric Co.	3,900	133,068
Tyco International Ltd.	5,500	171,325

		335,421

Machinery (2.0%)
Deere & Co.	3,941	235,593
Ingersoll-Rand Co., Class A	200	13,688

		249,281

Road & Rail (1.2%)
Burlington Northern Santa Fe Corp.	1,309	54,729
Union Pacific Corp.	1,415	89,103

		143,832

Trading Companies & Distributors (0.1%)
Finning International, Inc.	196	5,287

Total Industrials		1,622,639

Information Technology (5.8%)
Communications Equipment (0.5%)
Motorola, Inc.	3,600	62,136

Computers & Peripherals (1.2%)
EMC Corp.*	1,100	14,157
Hewlett-Packard Co.	3,117	$58,163
International Business Machines Corp.	793	71,172

		143,492

IT Services (0.5%)
Accenture Ltd., Class A*	1,315	31,836
Fiserv, Inc.*	950	33,763

		65,599

Semiconductors & Semiconductor Equipment (0.7%)
Applied Materials, Inc.*	600	9,660
Marvell Technology Group Ltd.*	2,200	62,854
Novellus Systems, Inc.*	317	8,213

		80,727

Software (2.9%)
Microsoft Corp.	12,800	358,272

Total Information Technology		710,226

Materials (4.3%)
Chemicals (3.0%)
Air Products & Chemicals, Inc.	2,002	106,466
Dow Chemical Co.	970	43,592
DuPont (E.I.) de Nemours & Co.	1,531	65,634
Monsanto Co.	961	41,083
PPG Industries, Inc.	1,126	71,782
Praxair, Inc.	213	8,989
Syngenta AG*	373	35,454

		373,000

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	1,021	17,725

Metals & Mining (0.6%)
Alcoa, Inc.	1,000	32,500
Freeport-McMoRan Copper & Gold, Inc., Class B	1,050	38,031

		70,531

Paper & Forest Products (0.6%)
Bowater, Inc.	402	14,810
International Paper Co.	1,563	60,191

		75,001

Total Materials		536,257

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.9%)
BellSouth Corp.	700	18,669
SBC Communications, Inc.	500	12,630
Sprint Corp.	4,030	84,428
Verizon Communications, Inc.	3,181	124,377

		240,104

Wireless Telecommunication Services (0.5%)
Vodafone Group plc	22,767	58,194

Total Telecommunication Services		298,298

Utilities (3.7%)
Electric Utilities (2.8%)
Cinergy Corp.	597	23,593
Entergy Corp.	3,355	219,283
Exelon Corp.	304	12,045
FirstEnergy Corp.	274	11,324
FPL Group, Inc.	200	13,780
PPL Corp.	721	37,492
TXU Corp.	490	29,998

		347,515

Gas Utilities (0.1%)
KeySpan Corp.	412	16,459

Multi-Utilities & Unregulated Power (0.8%)
Dominion Resources, Inc.	950	61,104
Energy East Corp.	903	22,756

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2004

	Number of Shares	Value (Note 1)
National Fuel Gas Co.	299	$8,378

		92,238

Total Utilities		456,212

Total Common Stocks (99.5%)
(Cost $11,107,456)		12,262,200

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.1%)
JPMorgan Chase Nassau, 1.29%, 11/1/04
(Amortized Cost $133,768)	$133,768	133,768

		Value (Note 1)
Total Investments (100.6%)
(Cost/Amortized Cost $11,241,224)		$12,395,968
Other Assets Less Liabilities (-0.6%)		(78,542)

Net Assets (100%)		$12,317,426

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended October 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt	$13,254,457
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt	14,006,058

As of October 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,244,924
Aggregate gross unrealized depreciation	(209,239)

Net unrealized appreciation	$1,035,685

Federal income tax cost of investments	$11,360,283

For the year ended October 31, 2004, the Fund incurred $602 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund utilized net capital loss carryforward of $963,032 during 2004.

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.9%)
Auto Components (1.1%)
BorgWarner, Inc.	2,925	$135,661

Automobiles (0.2%)
Winnebago Industries, Inc.	800	25,120

Hotels, Restaurants & Leisure (3.9%)
Alliance Gaming Corp.*	500	4,625
Argosy Gaming Co.*	1,200	47,508
BJ’s Restaurants, Inc.*	900	13,792
Four Seasons Hotels, Inc.	700	47,334
La Quinta Corp.*	2,300	18,515
Marriott International, Inc., Class A	1,075	58,577
Panera Bread Co., Class A*	800	27,944
Penn National Gaming, Inc.*	1,100	45,683
Red Robin Gourmet Burgers*	400	16,684
Royal Caribbean Cruises Ltd.	2,625	122,325
Station Casinos, Inc.	1,400	71,330

		474,317

Household Durables (1.2%)
Garmin Ltd.	1,325	66,250
Harman International Industries, Inc.	400	48,072
Tempur-Pedic International, Inc.*	2,300	37,352

		151,674

Internet & Catalog Retail (0.2%)
J. Jill Group, Inc.*	1,000	17,580

Leisure Equipment & Products (0.7%)
Brunswick Corp.	1,775	83,283

Media (3.5%)
Citadel Broadcasting Corp.*	1,600	23,280
Cumulus Media, Inc., Class A*	1,200	19,500
Dow Jones & Co., Inc.	100	4,425
DreamWorks Animation SKG, Inc., Class A*	300	11,715
Entravision Communications Corp.*	2,700	21,735
Getty Images, Inc.*	2,225	131,564
Interpublic Group of Cos., Inc.*	100	1,226
Radio One, Inc., Class D*	4,100	60,229
Sirius Satellite Radio, Inc.*	7,500	29,250
UnitedGlobalCom, Inc., Class A*	5,675	42,449
Univision Communications, Inc., Class A*	1,500	46,440
XM Satellite Radio Holdings, Inc., Class A*	1,000	32,320

		424,133

Multiline Retail (1.0%)
Fred’s, Inc.	1,450	25,419
Tuesday Morning Corp.*	3,000	97,920

		123,339

Specialty Retail (3.2%)
AnnTaylor Stores Corp.*	2,237	50,243
Casual Male Retail Group, Inc.*	300	1,508
Cost Plus, Inc.*	1,100	35,530
Dick’s Sporting Goods, Inc.*	1,770	63,720
Finish Line, Inc., Class A	400	13,852
HOT Topic, Inc.*	1,500	30,840
Petco Animal Supplies, Inc.*	2,200	78,694
Regis Corp.	600	25,680
Tractor Supply Co.*	1,000	36,280
Williams-Sonoma, Inc.*	1,500	57,255

		393,602

Textiles, Apparel & Luxury Goods (0.9%)
Columbia Sportswear Co.*	750	45,270
Fossil, Inc.*	2,275	$67,704

		112,974

Total Consumer Discretionary		1,941,683

Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
Performance Food Group Co.*	300	6,978
United Natural Foods, Inc.*	300	8,157

		15,135

Food Products (0.1%)
Bunge Ltd.	100	4,773
Dean Foods Co.*	100	2,985

		7,758

Total Consumer Staples		22,893

Energy (6.1%)
Energy Equipment & Services (4.5%)
Cal Dive International, Inc.*	1,800	63,738
Cooper Cameron Corp.*	600	29,010
ENSCO International, Inc.	2,050	62,627
FMC Technologies, Inc.*	1,400	42,322
GlobalSantaFe Corp.	1,350	39,825
Grant Prideco, Inc.*	3,400	69,904
National-Oilwell, Inc.*	2,675	90,174
Patterson-UTI Energy, Inc.	6,725	129,322
Rowan Cos., Inc.*	100	2,553
Superior Energy Services, Inc.*	1,800	23,202
Varco International, Inc.*	100	2,768

		555,445

Oil & Gas (1.6%)
Chesapeake Energy Corp.	100	1,608
Denbury Resources, Inc.*	800	19,840
Newfield Exploration Co.*	1,100	64,020
Noble Energy, Inc.	800	46,400
Spinnaker Exploration Co.*	2,000	63,840

		195,708

Total Energy		751,153

Financials (7.4%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	600	33,504
Ameritrade Holding Corp.*	200	2,604
BlackRock, Inc., Class A	900	66,150
Federated Investors, Inc., Class B	100	2,899
Investors Financial Services Corp.	1,100	42,339
Jeffries Group, Inc.	500	20,065
National Financial Partners Corp.	700	21,518

		189,079

Commercial Banks (2.9%)
Cathay General Bancorp	800	31,520
Cullen/Frost Bankers, Inc.	100	4,900
East-West Bancorp, Inc.	800	32,032
First State Bancorp/New Mexico	700	24,710
Greater Bay Bancorp	1,300	40,619
Southwest Bancorporation of Texas, Inc.	2,700	63,288
TCF Financial Corp.	1,700	53,584
UCBH Holdings, Inc.	1,425	61,403
Umpqua Holdings Corp.	1,700	42,296

		354,352

Consumer Finance (0.0%)
Providian Financial Corp.*	100	1,555

Diversified Financial Services (1.8%)
Archipelago Holdings, Inc.*	1,200	20,484
CapitalSource, Inc.*	2,600	58,240
CIT Group, Inc.	1,725	69,690
Financial Federal Corp.*	1,000	37,310

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
Primus Guaranty Ltd.*	2,500	$32,875

		218,599

Insurance (0.4%)
EMC Insurance Group, Inc.	700	13,818
Gallagher (Arthur J.) & Co.	100	2,810
IPC Holdings Ltd.	700	28,322

		44,950

Real Estate (0.5%)
Jones Lang LaSalle, Inc.*	2,000	64,000

Thrifts & Mortgage Finance (0.3%)
Farmer Mac, Class C*	400	7,868
First Niagara Financial Group, Inc.	1,000	13,940
Franklin Bank Corp./Houston, Texas*	600	9,900

		31,708

Total Financials		904,243

Health Care (17.2%)
Biotechnology (4.0%)
Eyetech Pharmaceuticals, Inc.*	500	21,220
InterMune, Inc.*	1,100	14,267
Martek Biosciences Corp.*	1,100	51,762
NPS Pharmaceuticals, Inc.*	2,800	47,824
OraSure Technologies, Inc.*	3,068	20,709
OSI Pharmaceuticals, Inc.*	500	32,490
Pharmion Corp.*	1,300	59,735
Protein Design Labs, Inc.*	5,800	111,070
Serologicals Corp.*	1,100	26,015
Techne Corp.*	1,100	39,622
Telik, Inc.*	1,300	23,985
Trimeris, Inc.*	1,500	17,265
Vicuron Pharmaceuticals, Inc.*	1,600	22,432
Xenogen Corp.*	200	1,160

		489,556

Health Care Equipment & Supplies (5.9%)
American Medical Systems Holdings, Inc.*	1,500	55,650
Cooper Cos., Inc.	1,200	84,420
CTI Molecular Imaging, Inc.*	900	7,056
Cytyc Corp.*	3,125	81,531
Foxhollow Technologies, Inc.*	200	4,116
Inamed Corp.*	1,929	102,526
Kinetic Concepts, Inc.*	2,650	132,050
Merit Medical Systems, Inc.*	1,667	17,253
Millipore Corp.*	1,100	50,589
Stereotaxis, Inc.*	100	937
Steris Corp.*	1,700	35,241
Varian, Inc.*	1,700	62,016
Varian Medical Systems, Inc.*	1,750	70,263
Waters Corp.*	100	4,129
Wilson Greatbatch Technologies, Inc.*	1,300	22,035

		729,812

Health Care Providers & Services (4.3%)
Accredo Health, Inc.*	1,400	32,242
Caremark Rx, Inc.*	2,025	60,689
Centene Corp.*	200	9,486
Coventry Health Care, Inc.*	100	4,090
Health Management Associates, Inc., Class A	100	2,066
IDX Systems Corp.*	600	20,121
LabOne, Inc.*	2,500	75,000
Molina Healthcare, Inc.*	600	22,092
Parexel International Corp.*	1,300	25,025
Pharmaceutical Product Development, Inc.*	800	33,784
Quest Diagnostics, Inc.	425	37,205
RehabCare Group, Inc.*	1,100	25,256
Select Medical Corp.	1,300	$22,347
Sierra Health Services, Inc.*	900	42,948
Symbion, Inc.*	600	9,324
United Surgical Partners International, Inc.*	600	21,006
VCA Antech, Inc.*	3,500	78,470

		521,151

Pharmaceuticals (3.0%)
Angiotech Pharmaceuticals, Inc.*	3,600	65,808
Impax Laboratories, Inc.*	2,500	36,900
IVAX Corp.*	125	2,262
Medicines Co.*	1,000	26,640
Medicis Pharmaceutical Corp., Class A	1,600	65,072
MGI Pharma, Inc.*	5,400	144,018
Salix Pharmaceuticals Ltd.*	400	6,412
Taro Pharmaceuticals Industries Ltd.*	500	13,285
Watson Pharmaceuticals, Inc.*	100	2,803

		363,200

Total Health Care		2,103,719

Industrials (16.4%)
Aerospace & Defense (2.1%)
L-3 Communications Holdings, Inc.	1,000	65,930
Precision Castparts Corp.	1,550	93,000
Rockwell Collins, Inc.	1,800	63,846
United Defense Industries, Inc.*	800	32,112

		254,888

Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	1,500	85,650
Forward Air Corp.*	1,700	69,989

		155,639

Airlines (0.6%)
Southwest Airlines Co.	5,075	80,033

Commercial Services & Supplies (5.7%)
Allied Waste Industries, Inc.*	100	816
CDI Corp.	1,100	18,150
Corporate Executive Board Co.	600	38,190
Education Management Corp.*	3,075	82,471
Jackson Hewitt Tax Service, Inc.	1,300	27,300
LECG Corp.*	600	10,974
Manpower, Inc.	3,425	154,981
Monster Worldwide, Inc.*	2,550	71,528
NCO Group, Inc.*	1,400	37,450
PRG-Schultz International, Inc.*	4,800	24,864
Resources Connection, Inc.*	500	20,990
Stericycle, Inc.*	2,425	109,925
Strayer Education, Inc.	865	83,940
Waste Connections, Inc.*	450	14,184

		695,763

Construction & Engineering (0.7%)
Dycom Industries, Inc.*	2,600	84,890

Electrical Equipment (1.2%)
Ametek, Inc.	700	23,044
C&D Technology, Inc.	600	10,740
Rockwell Automation, Inc.	2,050	85,465
Roper Industries, Inc.	400	24,664

		143,913

Machinery (2.3%)
Briggs & Stratton Corp.	300	21,543
Bucyrus International, Inc., Class A	70	2,100
Crane Co.	700	19,509
Cummins, Inc.	500	35,040
Cuno, Inc.*	300	17,250

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
Flowserve Corp.*	2,000	$43,160
Idex Corp.	1,950	71,955
Manitowoc Co., Inc.	600	21,180
Oshkosh Truck Corp.	600	35,340
Reliance Steel & Aluminum Co.	600	20,592

		287,669

Road & Rail (1.3%)
Hunt (J.B.) Transport Services, Inc.	100	4,086
Knight Transportation, Inc.*	1,650	38,758
Landstar System, Inc.*	1,000	67,940
Werner Enterprises, Inc.	2,625	55,650

		166,434

Trading Companies & Distributors (1.2%)
Fastenal Co.	800	44,184
Hughes Supply, Inc.	1,600	45,456
MSC Industrial Direct Co., Class A	1,600	54,624

		144,264

Total Industrials		2,013,493

Information Technology (30.6%)
Communications Equipment (2.6%)
Avaya, Inc.*	100	1,440
Avocent Corp.*	2,900	103,240
Comverse Technology, Inc.*	4,225	87,204
F5 Networks, Inc.*	700	27,965
Polycom, Inc.*	3,625	74,856
ViaSat, Inc.*	1,400	26,446

		321,151

Computers & Peripherals (1.4%)
Adaptec, Inc.*	2,600	20,280
LaserCard Corp.*	400	3,300
Network Appliance, Inc.*	2,100	51,387
Overland Storage, Inc.*	800	11,528
QLogic Corp.*	2,675	86,938

		173,433

Electronic Equipment & Instruments (7.7%)
Amphenol Corp., Class A*	1,850	63,511
CDW Corp.	1,300	80,639
Coherent, Inc.*	1,000	24,130
Electro Scientific Industries, Inc.*	2,500	42,400
Flir Systems, Inc.*	2,000	106,420
Jabil Circuit, Inc.*	3,100	75,361
KEMET Corp.*	800	6,208
Mettler-Toledo International, Inc.*	800	38,320
National Instruments Corp.	4,250	117,002
Photon Dynamics, Inc.*	700	12,810
Scansource, Inc.*	1,190	73,697
Tektronix, Inc.	6,025	182,738
Thermo Electron Corp.*	2,825	81,925
Trimble Navigation Ltd.*	1,100	31,559

		936,720

Internet Software & Services (1.4%)
aQuantive, Inc.*	2,500	22,375
Ask Jeeves, Inc.*	900	23,202
Entrust, Inc.*	5,200	17,160
Phase Forward, Inc.*	100	738
ValueClick, Inc.*	1,000	9,290
VeriSign, Inc.*	3,600	96,588

		169,353

IT Services (4.6%)
Alliance Data Systems Corp.*	1,340	56,655
Anteon International Corp.*	1,300	51,090
BearingPoint, Inc.*	2,900	25,230
Cognizant Technology Solutions Corp., Class A*	4,125	140,250
Global Payments, Inc.	2,600	142,376
Iron Mountain, Inc.*	3,625	$119,806
MAXIMUS, Inc.*	600	16,308
Sapient Corp.*	2,000	16,100

		567,815

Semiconductors & Semiconductor Equipment (5.0%)
Actel Corp.*	2,100	31,857
Advanced Energy Industries, Inc.*	1,900	18,734
AMIS Holdings, Inc.*	1,000	15,200
Cabot Microelectronics Corp.*	1,100	39,633
Exar Corp.*	4,300	64,586
Formfactor, Inc.*	2,200	51,590
Integrated Circuit Systems, Inc.*	2,600	58,630
Integrated Device Technology, Inc.*	2,900	34,278
International Rectifier Corp.*	1,630	64,793
Intersil Corp., Class A	100	1,632
Lam Research Corp.*	1,400	36,442
Microchip Technology, Inc.	100	3,025
Microtune, Inc.*	2,200	9,702
Pericom Semiconductor Corp.*	1,400	12,593
Semtech Corp.*	4,300	89,784
Silicon Laboratories, Inc.*	300	8,991
Varian Semiconductor Equipment Associates, Inc.*	1,900	65,759
Zilog, Inc.*	900	4,887

		612,116

Software (7.9%)
Activision, Inc.*	3,250	47,060
Adobe Systems, Inc.	1,275	71,438
Aspen Technology, Inc.*	1,100	6,611
Borland Software Corp.*	1,800	18,432
Catapult Communications Corp.*	900	22,104
Cogent, Inc.*	1,100	21,047
Cognos, Inc.*	2,000	79,020
Filenet Corp.*	1,700	47,311
Hyperion Solutions Corp.*	600	24,078
Jack Henry & Associates, Inc.	1,100	20,504
Kronos, Inc.*	900	44,145
Lawson Software, Inc.*	3,600	20,592
Macromedia, Inc.*	6,500	176,410
McAfee, Inc.*	100	2,420
NAVTEQ Corp.*	2,625	105,814
NetIQ Corp.*	2,100	26,628
Quest Software, Inc.*	5,900	86,553
RSA Security, Inc.*	1,200	24,552
Symantec Corp.*	750	42,705
TIBCO Software, Inc.*	5,975	58,077
Verity, Inc.*	1,900	24,548

		970,049

Total Information Technology		3,750,637

Materials (3.4%)
Chemicals (2.4%)
Cabot Corp.	1,300	44,304
FMC Corp.*	1,100	48,235
Georgia Gulf Corp.	700	31,689
Headwaters, Inc.*	1,000	31,500
Minerals Technologies, Inc.	800	48,080
Nova Chemicals Corp.	600	23,340
Potash Corp. of Saskatchewan, Inc.	700	46,753
Westlake Chemical Corp.*	1,000	23,070

		296,971

Metals & Mining (1.0%)
Allegheny Technologies, Inc.	2,460	41,353
GrafTech International Ltd.*	2,500	23,150
Meridian Gold, Inc.*	800	13,520

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2004

	Number of Shares	Value (Note 1)
Peabody Energy Corp.	675	$43,051

		121,074

Total Materials		418,045

Telecommunication Services (2.6%)
Wireless Telecommunication Services (2.6%)
Nextel Partners, Inc., Class A*	11,375	191,555
NII Holdings, Inc.*	2,925	129,490

Total Telecommunication Services		321,045

Total Common Stocks (99.8%)
(Cost $10,464,230)		12,226,911

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.2%)
JPMorgan Chase Nassau, 1.29%, 11/1/04
(Amortized Cost $ 269,192)	$269,192	$269,192

Total Investments (102.0%)
(Cost/Amortized Cost $10,733,422)		12,496,103
Other Assets Less Liabilities (-2.0%)		(250,063)

Net Assets (100%)		$12,246,040

*	Non-income producing.

Investment security transactions for the year ended October 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,448,178
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	10,546,799

As of October 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,103,936
Aggregate gross unrealized depreciation	(424,864)

Net unrealized appreciation	$1,679,072

Federal income tax cost of investments	$10,817,031

For the year ended October 31, 2004, the Fund incurred $47 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,896,343 which expires in the year 2010.

The Fund utilized net capital loss carryforward of $1,020,149 during 2004.

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (1.3%)
Autoliv, Inc.	500	$21,375
BorgWarner, Inc.	900	41,742
Compagnie Generale des Etablissements Michelin, Class B (Registered)	1,800	97,655
Cooper Tire & Rubber Co.	1,400	27,272
Standard Motor Products, Inc.	400	6,096
TRW Automotive Holdings Corp*.	700	12,852

		206,992

Distributors (0.0%)
Handleman Co.	200	4,302

Hotels, Restaurants & Leisure (1.9%)
Bally Total Fitness Holding Corp*.	4,800	19,200
CBRL Group, Inc.	2,500	90,650
Choice Hotels International, Inc.	200	9,980
Darden Restaurants, Inc.	4,850	118,825
Famous Dave’s of America, Inc.*	400	3,217
J Alexander’s Corp.*	200	1,350
Jack in the Box, Inc.*	100	3,337
Landry’s Restaurants, Inc.	700	18,956
Lone Star Steakhouse & Saloon, Inc.	300	7,233
Nathan’s Famous, Inc.*	200	1,190
Navigant International, Inc.*	200	2,488
Rubio’s Restaurants, Inc.*	300	2,685
Sands Regent*	200	1,938
Station Casinos, Inc.	400	20,380
Westcoast Hospitality Corp.*	200	1,054

		302,483

Household Durables (1.9%)
American Greetings Corp., Class A .	800	21,160
Basset Furniture Industries, Inc.	400	7,400
Brookfield Homes Corp.	500	12,950
Cobra Electronics Corp.*	300	2,370
CSS Industries, Inc.	300	9,255
Department 56, Inc.*	400	6,036
Flexsteel Industries, Inc.	300	5,385
KB Home	200	16,450
Leggett & Platt, Inc.	2,900	81,577
MDC Holdings, Inc.	600	46,050
Toll Brothers, Inc.*	200	9,270
Yankee Candle Co., Inc.*	2,800	77,560

		295,463

Internet & Catalog Retail (0.0%)
Insight Enterprises, Inc.*	400	7,422

Leisure Equipment & Products (0.6%)
Aldila, Inc.*	200	2,494
Brunswick Corp.	1,900	89,148
GameTech International, Inc.	400	1,596
K2, Inc.*	200	3,244

		96,482

Media (2.7%)
Cinram International, Inc.	1,384	26,483
Cox Radio, Inc., Class A*	1,900	30,210
Entercom Communications Corp.*	1,050	34,860
Interpublic Group of Cos., Inc.*	8,885	108,930
Media General, Inc., Class A	400	23,320
Reader’s Digest Association, Inc.
(Non-Voting)	3,285	46,253
UnitedGlobalCom, Inc., Class A*	14,118	105,603
Westwood One, Inc.*	1,850	42,698

		418,357

Multiline Retail (0.1%)
Gottschalks, Inc.*	300	$1,827
Retail Ventures, Inc.*	900	6,453

		8,280

Specialty Retail (4.7%)
Borders Group, Inc.	2,300	52,417
Charming Shoppes, Inc.*	2,920	22,280
Foot Locker, Inc.	5,500	134,200
Hastings Entertainment, Inc.*	300	2,214
Office Depot, Inc.*	3,600	58,284
Pomeroy IT Solutions, Inc.*	400	5,212
Rent-A-Center, Inc.*	1,800	43,182
Rex Stores Corp.*	300	4,635
Ross Stores, Inc.	2,400	63,048
Steiner Leisure Ltd.*	200	4,878
Talbots, Inc.	4,050	106,879
Tiffany & Co.	2,750	80,657
TJX Cos., Inc.	3,100	74,338
Toys R US, Inc.*	1,200	21,612
Trans World Entertainment Corp.*	200	2,076
Zale Corp.*	2,000	57,040

		732,952

Textiles, Apparel & Luxury Goods (1.7%)
Haggar Corp.	100	1,624
Hallwood Group, Inc.*	200	20,900
Jones Apparel Group, Inc.	3,285	115,961
Phillips-Van Heusen Corp.	1,000	22,790
Polo Ralph Lauren Corp.	1,100	40,623
Tommy Hilfiger Corp.*	2,200	21,120
V.F. Corp	800	43,064

		266,082

Total Consumer Discretionary		2,338,815

Consumer Staples (3.1%)
Beverages (0.3%)
Adolph Coors Co., Class B	200	13,340
MGP Ingredients, Inc.	400	3,306
PepsiAmericas, Inc.	1,900	38,475
Todhunter International, Inc.*	100	1,206

		56,327

Food & Staples Retailing (0.4%)
Longs Drug Stores Corp.	600	14,820
Ruddick Corp.	1,100	22,143
Village Super Market, Inc., Class A	100	3,659
Weis Markets, Inc.	500	18,380

		59,002

Food Products (2.2%)
Bunge Ltd.	3,200	152,736
Cal-Maine Foods, Inc.	600	6,126
Chiquita Brands International, Inc.*	1,000	18,020
Dean Foods Co.*	1,200	35,820
Flowers Foods, Inc.	1,350	34,236
Ralcorp Holdings, Inc.*	1,000	36,750
Smithfield Foods, Inc.*	2,400	58,152

		341,840

Household Products (0.1%)
Central Garden & Pet Co.*	500	17,860

Personal Products (0.1%)
Elizabeth Arden, Inc.*	500	11,990
Nature’s Sunshine Products, Inc.	100	1,513
Weider Nutrition International, Inc.*	700	3,010

		16,513

Total Consumer Staples		491,542

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
Energy (7.6%)
Energy Equipment & Services (3.2%)
Atwood Oceanics, Inc.*	100	$4,795
Cooper Cameron Corp.*	2,300	111,205
Dawson Geophysical Co.*	200	4,000
ENSCO International, Inc.	1,600	48,880
IHC Caland N.V.	2,220	126,767
Lufkin Industries, Inc.	300	10,623
NATCO Group, Inc.*	300	2,646
Newpark Resources, Inc.*	200	1,086
NS Group, Inc.*	500	9,505
Oil States International, Inc.*	500	9,180
Tidewater, Inc.	1,100	34,023
Transocean, Inc.*	3,750	132,187
Varco International, Inc.*	100	2,768
Veritas DGC, Inc.*	300	6,330
Willbros Group, Inc.*	600	8,862

		512,857

Oil & Gas (4.4%)
Ashland, Inc.	600	34,572
Barnwell Industries, Inc.	200	9,700
Callon Petroleum Co.*	300	4,053
Chesapeake Energy Corp.	3,600	57,888
Comstock Resources, Inc.*	800	17,600
Devon Energy Corp.	1,650	122,050
Energy Partners Ltd.*	700	12,292
EOG Resources, Inc.	1,500	99,840
Frontier Oil Corp.	100	2,458
General Maritime Corp.*	900	34,200
KCS Energy, Inc.*	900	12,249
Newfield Exploration Co.*	500	29,100
Overseas Shipholding Group, Inc.	600	34,170
Spinnaker Exploration Co.*	100	3,192
Talisman Energy, Inc.	800	21,496
Teekay Shipping Corp.	1,800	83,160
Ultra Petroleum Corp.*	800	38,880
XTO Energy, Inc.	2,191	73,136

		690,036

Total Energy		1,202,893

Financials (20.8%)
Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	500	27,920
American Capital Strategies Ltd.	100	3,095
Apollo Investment Corp.*	2,900	39,440
Federated Investors, Inc., Class B	600	17,394
MCG Capital Corp.	400	7,108
Mellon Financial Corp.	2,950	85,255
Piper Jaffray Cos.*	1,450	63,409
Raymond James Financial, Inc.	200	5,220

		248,841

Commercial Banks (6.3%)
1st Source Corp.	79	2,141
Amcore Financial, Inc.	400	12,172
AmeriServ Financial, Inc.*	400	2,076
Bank of Hawaii Corp.	300	14,325
Banknorth Group, Inc.	2,950	104,046
Banner Corp.	400	11,960
City National Corp.	500	34,450
Colonial Bancgroup, Inc.	3,900	84,435
Comerica, Inc.	400	24,604
Community West Bancshares	200	2,468
Cowlitz Bancorp*	300	3,225
Desert Community Bank/California	20	517
ECB Bancorp, Inc.	100	2,900
First Charter Corp.	230	5,872
First Citizens BancShares, Inc./ North Carolina, Class A	100	$11,795
First Indiana Corp.	400	8,864
Hancock Holding Co.	900	28,485
HF Financial Corp.	220	3,760
Hibernia Corp., Class A	6,800	197,200
Intervest Bancshares Corp.*	200	3,700
Irwin Financial Corp.	500	12,465
Long Island Financial Corp.	200	6,218
North Fork Bancorp, Inc.	3,050	134,505
Peoples Banctrust Co., Inc.	200	2,796
Republic Bancorp, Inc./Michigan	1,800	30,078
South Financial Group, Inc.	400	12,008
Team Financial, Inc.	200	2,338
UMB Financial Corp.	600	30,870
UnionBanCal Corp.	1,800	109,350
United Bancshares, Inc.	200	3,150
Westcorp	700	27,944
Zions Bancorp	900	59,553

		990,270

Consumer Finance (0.1%)
Advanta Corp., Class A	400	9,132
Ezcorp, Inc., Class A*	300	2,334

		11,466

Diversified Financial Services (0.7%)
CIT Group, Inc.	2,800	113,120
Onyx Acceptance Corp.	195	5,411

		118,531

Insurance (6.7%)
Ambac Financial Group, Inc.	1,700	132,702
American National Insurance Co.	300	31,539
AmerUs Group Co.	1,200	50,136
Assurant, Inc.	4,950	133,551
Ceres Group, Inc.*	800	4,320
Commerce Group, Inc.	700	35,427
Endurance Specialty Holdings Ltd.	800	26,520
FBL Financial Group, Inc., Class A	400	10,364
Gallagher (Arthur J.) & Co.	1,800	50,580
Great American Financial Resources, Inc.	100	1,570
HCC Insurance Holdings, Inc.	200	5,940
Independence Holding Co.	340	6,457
IPC Holdings Ltd.	600	24,276
Max Reinsurance Capital Ltd.	900	16,983
Midland Co.	300	8,289
National Western Life Insurance Co., Class A*	100	15,015
Old Republic International Corp.	3,650	85,227
Platinum Underwriters Holdings Ltd.	1,800	52,650
Presidential Life Corp.	600	9,588
Reinsurance Group of America, Inc.	3,600	155,088
RenaissanceReinsurance Holdings Ltd.	2,300	107,686
Selective Insurance Group, Inc.	700	27,356
Stancorp Financial Group, Inc.	600	45,228
UICI	200	5,916
Unico American Corp.*	200	1,250

		1,043,658

Real Estate (2.9%)
American Home Mortgage Investment Corp. (REIT)	1,000	27,630
Bedford Property Investors, Inc. (REIT)	400	11,500
Bluegreen Corp.*	500	6,135
Boykin Lodging Co., Inc. (REIT)*	400	3,360

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
Brandywine Realty Trust (REIT)	1,100	$32,362
Capital Trust, Inc./New York, Class A (REIT)	200	5,854
CB Richard Ellis Services, Inc., Class A*	800	20,720
Correctional Properties Trust (REIT)	300	8,094
CRT Properties, Inc. (REIT)	800	17,728
Friedman, Billings, Ramsey Group, Inc., Class A (REIT)	100	1,714
Hanover Capital Mortgage Holdings, Inc. (REIT)	300	3,300
HRPT Properties Trust (REIT)	5,100	57,069
ILX Resorts, Inc.	200	2,810
iStar Financial, Inc. (REIT)	300	12,426
LTC Properties, Inc. (REIT)	500	9,455
Maguire Properties, Inc. (REIT)	200	5,230
Mission West Properties, Inc. (REIT)	500	4,950
National Health Investors, Inc. (REIT)	1,300	37,193
National Health Realty, Inc. (REIT)	200	4,024
Newcastle Investment Corp. (REIT)	1,000	30,610
Parkway Properties, Inc. (REIT)	300	15,234
Prologis Trust (REIT)	200	7,796
Reckson Associates Realty Corp. (REIT)	1,800	54,630
Saxon Capital, Inc. (REIT)*	200	3,840
SL Green Realty Corp. (REIT)	500	27,410
Tarragon Corp. (REIT)*	300	4,053
Trizec Properties, Inc. (REIT)	2,400	38,280
Winston Hotels, Inc. (REIT)	700	7,735

		461,142

Thrifts & Mortgage Finance (2.5%)
Bankunited Financial Corp.*	900	26,775
Commercial Federal Corp.	500	13,905
Doral Financial Corp.	1,100	46,178
FFW Corp.	200	4,654
Independence Community Bank Corp.	1,900	71,497
IndyMac Bancorp, Inc.	1,100	35,486
Northeast Bancorp	200	3,880
Northeast Pennsylvania Financial Corp .	200	3,338
Park Bancorp, Inc.	200	6,060
R&G Financial Corp., Class B	750	28,215
Radian Group, Inc.	1,600	76,688
Sterling Financial Corp./Washington*	700	26,299
W Holding Co., Inc.	100	1,999
Washington Federal, Inc.	1,280	32,666
Webster Financial Corp.	400	19,120

		396,760

Total Financials		3,270,668

Health Care (10.2%)
Biotechnology (0.8%)
Charles River Laboratories International, Inc.*	2,250	105,277
Genencor International, Inc.*	100	1,553
Kendle International, Inc.*	400	2,484
Serologicals Corp.*	400	9,460

		118,774

Health Care Equipment & Supplies (5.2%)
Allied Healthcare Products*	200	1,604
Bausch & Lomb, Inc.	1,200	73,152
Beckman Coulter, Inc.	1,550	92,225
Conmed Corp.*	100	2,807
Dade Behring Holdings, Inc.*	100	5,629
Datascope Corp.	290	9,413
Dentsply International, Inc.	1,200	$62,412
Edwards Lifesciences Corp.*	3,700	126,466
Hillenbrand Industries, Inc.	2,450	121,961
Invacare Corp.	900	41,562
Kinetic Concepts, Inc.*	600	29,898
Mine Safety Appliances Co.	1,200	45,264
PerkinElmer, Inc.	5,150	105,781
Sola International, Inc.*	400	7,672
Span-America Medical Systems, Inc.	200	2,226
Varian, Inc.*	2,150	78,432
West Pharmaceutical Services, Inc.	800	18,328

		824,832

Health Care Providers & Services (3.0%)
Alliance Imaging, Inc.*	400	2,972
American Retirement Corp.*	200	1,622
Carriage Services, Inc.*	400	1,884
Coventry Health Care, Inc.*	1,000	40,900
Health Management Associates, Inc., Class A	2,700	55,782
Health Net, Inc.*	7,550	183,163
Horizon Health Corp.*	200	4,500
Humana, Inc.*	3,300	63,195
Kindred Healthcare, Inc.*	800	19,280
Medcath Corp.*	500	8,775
NWH, Inc.	100	1,606
PacifiCare Health Systems, Inc.*	2,000	71,240
Parexel International Corp.*	600	11,550
Stewart Enterprises, Inc.*	200	1,424
United American Healthcare Corp.*	300	1,440

		469,333

Pharmaceuticals (1.2%)
Alpharma, Inc., Class A	100	1,695
Barr Pharmaceuticals, Inc.*	1,500	56,475
Biovail Corp.*	3,700	69,264
Endo Pharmaceuticals Holdings, Inc.*	2,500	54,500
First Horizon Pharmaceutical Corp.*	200	4,916

		186,850

Total Health Care		1,599,789

Industrials (13.2%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.*	1,750	100,608
Allied Defense Group, Inc.*	200	3,926
Armor Holdings, Inc.*	700	25,914
Aviall, Inc.*	1,000	21,650
Bombardier, Inc., Class B	8,923	20,483
Esterline Technologies Corp.*	700	22,120
United Defense Industries, Inc.*	2,200	88,308

		283,009

Air Freight & Logistics (1.4%)
CNF, Inc.	2,300	100,694
Park-Ohio Holdings Corp.*	300	6,270
Ryder System, Inc.	2,100	105,210

		212,174

Airlines (0.8%)
Continental Airlines, Inc., Class B*	1,800	16,704
ExpressJet Holdings, Inc.*	1,300	14,456
Southwest Airlines Co.	6,400	100,928

		132,088

Building Products (1.2%)
Insteel Industries, Inc.*	300	3,807
International Aluminum Corp.	200	5,788
Lennox International, Inc.	1,200	17,352
Universal Forest Products, Inc.	600	22,005
Water Pik Technologies Inc.*	100	1,566

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
York International Corp.	4,300	$136,912

		187,430

Commercial Services & Supplies (1.9%)
Amrep Corp.	200	3,420
AT Cross Co., Class A*	400	2,008
Century Business Services, Inc.*	2,100	9,303
Consolidated Graphics, Inc.*	200	8,540
Cornell Cos., Inc.*	200	2,760
Ecology And Environment, Inc.	200	1,800
IKON Office Solutions, Inc.	100	1,050
Insurance Auto Auctions, Inc.*	203	3,900
Kelly Services, Inc., Class A	500	13,458
Laureate Education, Inc.*	200	7,844
Layne Christensen Co.*	400	6,892
Mac-Gray Corp.*	400	2,920
Memberworks, Inc.*	200	5,960
NCO Group, Inc.*	800	21,400
R.R. Donnelley & Sons Co.	1,500	47,175
RCM Technologies, Inc.*	300	1,473
Republic Services, Inc.	1,800	55,440
SOURCECORP, Inc.*	200	3,356
Steelcase, Inc., Class A	1,300	17,030
TeleTech Holdings, Inc.*	900	9,000
United Stationers, Inc.*	1,600	71,200
Waste Industries USA, Inc.	400	4,400
West Corp.*	87	2,446

		302,775

Construction & Engineering (0.6%)
EMCOR Group, Inc.*	2,055	81,316
Integrated Electrical Services, Inc.*	900	3,420
Michael Baker Corp.*	300	5,160

		89,896

Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,200	31,836
Channell Commercial Corp.*	300	1,407
Espey Manufacturing & Electronics Corp.	200	5,600
Genlyte Group, Inc.*	500	36,780
Regal Beloit Corp.	500	11,700
SL Industries, Inc.*	200	2,460

		89,783

Industrial Conglomerates (0.5%)
Alleghany Corp.*	200	57,780
Standex International Corp.	500	13,095
United Capital Corp.*	400	8,868

		79,743

Machinery (2.5%)
Briggs & Stratton Corp.	100	7,181
Crane Co.	400	11,148
Cummins, Inc.	600	42,048
Dover Corp.	1,650	64,795
EnPro Industries, Inc.*	600	13,176
Hardinge, Inc.	300	3,363
Harsco Corp.	100	4,845
Kennametal, Inc.	1,000	46,530
Middleby Corp.	300	14,709
Oshkosh Truck Corp.	400	23,560
Pall Corp.	5,200	134,472
Robbins & Myers, Inc.	100	2,085
Timken Co.	1,100	26,400
Twin Disc, Inc.	200	4,850

		399,162

Road & Rail (0.6%)
CSX Corp.	1,500	54,750
USF Corp.	1,300	46,592

		101,342

Trading Companies & Distributors (1.3%)
Grainger (W.W.), Inc.	2,300	$134,757
Hughes Supply, Inc.	1,000	28,410
Huttig Building Products, Inc.*	100	800
Industrial Distribution Group, Inc.*	300	2,553
United Rentals, Inc.*	2,600	40,170

		206,690

Total Industrials		2,084,092

Information Technology (16.7%)
Communications Equipment (1.2%)
Andrew Corp.* .	7,950	111,141
Digi International, Inc.*	200	2,738
Harris Corp.	600	36,918
Plantronics, Inc.	1,000	43,500

		194,297

Computers & Peripherals (0.3%)
Printronix, Inc.*	300	4,950
QLogic Corp.*	1,300	42,250

		47,200

Electronic Equipment & Instruments (5.2%)
Anixter International, Inc.*	2,900	112,056
Arrow Electronics, Inc.*	10,950	262,362
Bonso Electronic International, Inc.	200	956
Celestica, Inc.*	6,440	93,251
Checkpoint Systems, Inc.*	500	8,550
Gerber Scientific, Inc.*	500	3,910
Lowrance Electronics, Inc.	200	5,092
O.I. Corp.*	200	2,162
PAR Technology Corp.*	300	3,207
Perceptron, Inc.*	300	2,001
Thermo Electron Corp.*	3,750	108,750
Vishay Intertechnology, Inc.*	16,500	213,345

		815,642

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	800	11,080
Digitas, Inc.*	560	5,040
EarthLink, Inc.*	2,600	26,858

		42,978

IT Services (1.7%)
BearingPoint, Inc.*	6,600	57,420
Ciber, Inc.*	1,200	10,848
Computer Task Group, Inc.*	400	1,244
EdgewaterTechnology, Inc.*	300	1,245
Forrester Research, Inc.*	300	4,627
Manchester Technologies, Inc.*	100	475
Sungard Data Systems, Inc.*	3,200	84,768
SYKES Enterprises, Inc.*	300	1,790
Unisys Corp.*	10,600	112,572

		274,989

Semiconductors & Semiconductor Equipment (5.7%)
Agere Systems, Inc., Class A*	45,050	54,511
Axcelis Technologies, Inc.*	2,900	24,940
Cypress Semiconductor Corp.*	9,600	101,088
Fairchild Semiconductor
International, Inc., Class A*	7,700	110,649
Freescale Semiconductor, Inc.,
Class A*	1,800	27,972
Lam Research Corp.*	3,400	88,502
National Semiconductor Corp.*	5,150	86,005
Novellus Systems, Inc.*	5,200	134,732
Teradyne, Inc.*	11,650	192,924
Varian Semiconductor Equipment Associates, Inc.*	2,000	69,220

		890,543

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
Software (2.3%)
American Software, Inc., Class A	200	$1,182
Borland Software Corp.*	200	2,048
McAfee, Inc.*	5,600	135,520
Netmanage, Inc.*	100	530
PLATO Learning, Inc.*	600	5,343
Reynolds & Reynolds Co.	3,250	79,982
VERITAS Software Corp.*	6,300	137,844
Witness Systems, Inc.*	500	7,780

		370,229

Total Information Technology		2,635,878

Materials (6.9%)
Chemicals (1.8%)
Arch Chemicals, Inc.	700	19,845
Eastman Chemical Co.	1,400	66,458
Engelhard Corp .	2,600	73,580
FMC Corp.*	100	4,385
Georgia Gulf Corp.	300	13,581
Great Lakes Chemical Corp.	200	5,124
LESCO, Inc.*	300	3,795
Mosiac Co.*	3,000	45,120
Penford Corp .	100	1,562
RPM International, Inc.	700	12,341
Schulman (A.), Inc.	1,000	19,850
Terra Industries, Inc.*	2,100	16,065
Valhi, Inc.	300	4,584

		286,290

Construction Materials (0.7%)
Lafarge North America, Inc.	100	4,900
Rinker Group Ltd .	16,649	107,944
U.S. Concrete, Inc.*	200	1,400
United States Lime & Minerals, Inc.*	200	1,800

		116,044

Containers & Packaging (1.5%)
Packaging Corp. of America	1,300	28,509
Pactiv Corp.*	5,000	118,450
Peak International Ltd.*	300	1,155
Smurfit-Stone Container Corp.*	4,600	79,856

		227,970

Metals & Mining (2.3%)
Commercial Metals Co.	600	21,690
Compass Minerals International, Inc.	200	4,284
Consol Energy, Inc.	400	14,160
GrafTech International Ltd.*	8,200	75,932
Grupo IMSA S.A. de C.V. (ADR)	1,200	26,040
Inco Ltd.*	1,400	49,560
International Steel Group, Inc.*	1,600	59,088
Massey Energy Co.	700	18,851
Metal Management, Inc.*	600	10,920
Olympic Steel, Inc.*	300	5,328
Roanoke Electric Steel Corp.	300	4,395
Ryerson Tull, Inc.	600	9,792
Southern Peru Copper Corp.	800	34,544
Steel Dynamics, Inc.	1,000	33,200

		367,784

Paper & Forest Products (0.6%)
Louisiana-Pacific Corp.	2,900	71,079
Sappi Ltd. (ADR)	1,000	14,490

		85,569

Total Materials		1,083,657

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Citizens Communications Co.	1,300	$17,420
D&E Communications, Inc.	300	3,711

		21,131

Wireless Telecommunication Services (0.5%)
EMS Technologies, Inc.*	335	5,695
Price Communications Corp.*	840	13,381
Telephone & Data Systems, Inc.	500	37,450
U.S. Cellular Corp.*	100	4,165
Western Wireless Corp., Class A*	400	11,656

		72,347

Total Telecommunication Services		93,478

Utilities (4.6%)
Electric Utilities (2.9%)
Alliant Energy Corp.	2,800	73,864
Duquesne Light Holdings, Inc.	2,400	41,184
Edison International, Inc.	1,200	36,600
Northeast Utilities	3,400	65,722
OGE Energy Corp.	200	5,074
Pinnacle West Capital Corp.	500	21,310
PNM Resources Inc.	750	17,460
PPL Corp.	1,900	98,800
UIL Holdings Corp.	300	15,204
Westar Energy, Inc.	2,300	48,185
Wisconsin Energy Corp.	1,300	42,432

		465,835

Gas Utilities (0.9%)
Atmos Energy Corp.	1,400	36,134
South Jersey Industries, Inc.	500	23,600
UGI Corp.	2,000	77,260

		136,994

Multi-Utilities & Unregulated Power (0.7%)
Avista Corp.	200	3,556
Oneok, Inc.	2,700	72,414
Questar Corp.	600	28,800

		104,770

Water Utilities (0.1%)
California Water Service Group	100	2,949
SJW Corp.	300	10,158

		13,107

Total Utilities		720,706

Total Common Stocks (98.6%)
(Cost $13,047,432)		15,521,518

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.5%)
JPMorgan Chase Nassau, 1.29%, 11/1/04 (Amortized Cost $227,622)	$227,622	227,622

Total Investments (100.1%)
(Cost/Amortized Cost $13,275,054).		15,749,140
Other Assets Less Liabilities (-0.1%)		(9,342)

Net Assets (100%)		$15,739,798

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2004

Investment security transactions for the year ended October 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,649,107
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	11,760,499

As of October 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,755,420
Aggregate gross unrealized depreciation	(405,081)

Net unrealized appreciation	$2,350,339

Federal income tax cost of investments	$13,398,801

For the year ended October 31, 2004, the Fund incurred $70 as brokerage commissions with Bernstein (Sanford C.) & Co. and $9 with Advest, Inc., affiliated broker/dealers.

The Fund has a net capital loss carry forward of $422,754, of which $283,717 expires in the year 2010 and $139,037 expires in the year 2011.

The Fund utilized net capital loss carryforward of $1,969,103 during 2004.

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
BlueScope Steel Ltd.	3,200	$18,477
News Corp., Ltd.	1,368	11,005
News Corp., Ltd. (ADR)	2,005	64,681
News Corp., Ltd. (Preferred ADR)	2,100	66,024
Promina Group Ltd.	3,200	10,852
Qantas Airways Ltd.	7,900	19,591

		190,630

Austria (0.8%)
Erste Bank der Oesterreichischen Sparkassen AG	995	44,160
OMV AG	200	47,890

		92,050

Belgium (1.0%)
Delhaize Group	1,200	77,086
KBC Bancassurance Holding	700	51,155

		128,241

Bermuda (1.0%)
Tyco International Ltd.	3,904	121,610

Brazil (0.6%)
Natura Cosmeticos S.A.	1,261	25,608
Uniao de Bancos Brasileiros S.A. (GDR)	2,028	53,641

		79,249

Canada (3.9%)
Alcan, Inc.	1,200	55,438
Bank of Nova Scotia	2,600	84,411
Manulife Financial Corp.	1,400	65,285
Research In Motion Ltd.*	1,228	108,310
Royal Bank of Canada	347	18,036
Shoppers Drug Mart Corp.*	2,864	86,994
Talisman Energy, Inc.	2,032	54,475

		472,949

China (0.3%)
China Telecom Corp., Ltd. (ADR)	1,223	39,185

Denmark (0.2%)
Danske Bank A/S	900	25,076

Finland (0.5%)
Nokia OYJ	3,744	57,579

France (10.1%)
Assurances Generales de France	1,500	99,601
BNP Paribas S.A.	1,832	124,327
Credit Agricole S.A.	1,872	54,698
France Telecom S.A.	3,477	99,250
France Telecom S.A. §	262	7,479
JC Decaux S.A.*	1,966	48,742
Lafarge S.A.	438	39,865
Lafarge S.A. §	80	7,281
Renault S.A.	2,778	231,814
Sanofi-Aventis	1,926	140,383
Societe Generale	800	73,982
Total S.A.	1,502	311,431

		1,238,853

Germany (6.7%)
Altana AG	200	10,125
AMB Generali Holding AG	500	35,935
Bayer AG	853	24,143
Bayerische Hypo-und Vereinsbank AG*	2,407	47,030
Bayerische Motoren Werke (BMW) AG	1,555	65,750
Continental AG	1,500	$81,666
Deutsche Bank AG (Registered)	549	41,762
E.On AG	1,836	149,471
HeidelbergCement AG	937	45,936
MAN AG	1,200	41,550
Merck KGaA	400	22,235
SAP AG	511	86,647
Siemens AG	1,944	144,662
Volkswagen AG	600	26,637

		823,549

Hong Kong (2.4%)
ASM Pacific Technology	12,000	38,929
Cheung Kong (Holdings) Ltd.	3,000	24,861
CNOOC Ltd. (ADR)	816	42,269
Esprit Holdings Ltd.	500	2,673
Esprit Holdings Ltd. §	2,000	10,689
Hang Seng Bank Ltd.	2,192	29,148
Johnson Electric Holdings Ltd.	10,500	10,455
Li & Fung Ltd.	10,000	14,775
Shangri-La Asia Ltd.	44,040	50,640
Shangri-La Asia Ltd. §	20,000	22,998
Sun Hung Kai Properties Ltd.	3,000	27,751
Swire Pacific Ltd., Class A	3,500	24,732

		299,920

Hungary (0.4%)
OTP Bank Rt. (ADR) §	909	45,821

India (0.5%)
ICICI Bank Ltd. (ADR)	3,767	59,368

Ireland (0.8%)
CRH plc	1,979	47,075
Depfa Bank plc	3,100	46,965

		94,040

Italy (2.1%)
ENI S.p.A.	8,549	193,571
Telecom Italia S.p.A.	19,901	66,072

		259,643

Japan (19.5%)
Aiful Corp.	650	64,761
Canon, Inc.	5,700	280,733
Daito Trust Construction Co., Ltd.	400	16,875
Fanuc Ltd.	500	30,135
Hitachi Ltd.	7,000	43,968
Honda Motor Co., Ltd.	3,400	163,933
Hoya Corp.	400	40,983
Itochu Corp.*	8,000	34,353
Japan Tobacco, Inc.	8	70,139
Japan Tobacco, Inc. §	1	8,767
JFE Holdings, Inc.	2,200	58,941
KDDI Corp.	12	57,633
Keyence Corp.	300	67,464
Kyushu Electric Power Co., Inc.	600	11,866
Millea Holdings, Inc.	7	92,287
Mitsubishi Tokyo Financial Group, Inc.	15	127,131
Mitsui Sumitomo Insurance Co., Ltd.	3,000	24,579
Nippon Electric Glass Co., Ltd.	1,000	22,271
Nippon Meat Packers, Inc.	3,000	37,348
Nippon Telegraph & Telephone Corp.	22	93,229
Nissan Motor Co., Ltd.	14,700	165,425
NTT DoCoMo, Inc.	15	26,415
Oji Paper Co., Ltd.	2,000	11,395
Promise Co., Ltd.	900	57,124
Ricoh Co., Ltd.	1,000	18,646

AXA PREMIER FUNDS TRUST

AXA PREMIER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
Rohm Co., Ltd.	200	$20,492
Sanyo Shinpan Finance Co., Ltd.	600	33,562
Sega Sammy Holdings, Inc.*	500	23,166
Shin-Etsu Chemical Co., Ltd.	1,000	37,951
Shionogi & Co., Ltd.	1,000	15,491
Sony Corp.	500	17,374
Sumitomo Corp.	2,000	14,860
Sumitomo Heavy Industries Ltd.*	10,000	29,005
Sumitomo Metal Industries Ltd.	11,000	13,259
Sumitomo Mitsui Financial Group, Inc.	20	129,767
Takeda Pharmaceutical Co., Ltd.	2,200	106,074
Tanabe Seiyaku Co., Ltd.	3,000	27,206
Tokyo Electric Power Co., Inc.	900	20,341
Toyota Motor Corp.	2,400	93,342
UFJ Holdings, Inc.*	9	41,699
Uny Co., Ltd.	2,000	19,983
Yamada Denki Co., Ltd.	2,300	81,439
Yamato Transport Co., Ltd.	3,000	40,371

		2,391,783

Luxembourg (0.8%)
Arcelor	5,280	98,328

Malaysia (0.1%)
AirAsia Bhd *†(b)	30,000	9,868

Mexico (1.5%)
America Movil S.A. de C.V. (ADR)	1,756	77,264
Grupo Televisa S.A. (ADR)	1,901	104,555

		181,819

Netherlands (4.4%)
ABN Amro Holdings N.V.	5,510	131,419
Heineken N.V.	224	7,021
ING Groep N.V. (CVA)	8,124	214,433
Koninklijke (Royal) Philips Electronics N.V.	2,904	68,524
Reed Elsevier N.V.	3,109	40,735
Royal Dutch Petroleum Co.	800	43,341
TPG N.V.	834	20,093
VNU N.V.	457	12,446
VNU N.V. §	75	2,043

		540,055

Norway (0.4%)
Golar LNG Ltd.*	2,900	45,824

Russia (0.3%)
Mobile Telesystems (ADR)	291	42,230

Singapore (1.5%)
CapitaLand Ltd.	46,000	51,103
Flextronics International Ltd.*	3,300	39,765
Singapore Telecommunications Ltd.	39,928	58,025
United Overseas Bank Ltd.	4,000	32,428

		181,321

South Korea (2.5%)
Hyundai Motor Co.	520	25,222
Korea Electric Power Corp.	1,350	27,916
KT Corp.	490	15,932
POSCO	275	41,146
Samsung Electronics Co., Ltd.	507	199,041

		309,257

Spain (2.3%)
Altadis S.A.	700	25,618
Banco Santander Central Hispano S.A.	6,978	77,668
Endesa S.A.	2,100	42,500
Repsol YPF S.A.	2,700	58,353
Telefonica S.A.	4,785	$78,763

		282,902

Sweden (1.2%)
Nordea Bank AB	2,200	18,944
Svenska Cellulosa AB, Class B	1,600	59,383
Telefonaktiebolaget LM Ericsson (ADR)*	2,398	69,326

		147,653

Switzerland (9.4%)
Credit Suisse Group*	2,000	68,168
Nestle S.A. (Registered)	624	147,112
Novartis AG (Registered)	2,219	105,460
Roche Holding AG	2,280	232,279
Swiss Reinsurance (Registered)	1,064	65,091
Syngenta AG*	866	82,315
Synthes, Inc.*	875	92,929
UBS AG (Registered)	3,940	283,010
Xstrata plc	5,000	77,415

		1,153,779

Taiwan (0.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,535	72,180

United Kingdom (20.0%)
Abbey National plc	1,800	20,844
ARM Holdings plc	5,578	9,939
Aviva plc	5,900	58,918
Barclays plc	11,529	112,383
Boots Group plc	3,449	41,583
BP plc	14,700	142,081
British American Tobacco plc	5,664	85,101
BT Group plc	5,090	17,324
Cadbury Schweppes plc	4,246	35,204
Carnival plc	2,279	120,347
Centrica plc	9,327	41,144
Diageo plc	3,705	49,455
EMI Group plc	22,313	86,572
Enterprise Inns plc	1,028	11,660
GlaxoSmithKline plc	5,880	123,577
GUS plc	1,519	24,799
HSBC Holdings plc	9,959	160,490
Intercontinental Hotels Group plc	15,646	191,073
Kingfisher plc	7,479	41,420
Pearson plc	1,100	12,053
Persimmon plc	3,300	37,368
Prudential plc	4,834	35,474
Punch Taverns plc	3,650	36,984
Reed Elsevier plc	1,707	15,216
RMC Group plc	2,400	37,401
Royal & Sun Alliance Insurance Group plc	19,900	27,256
Royal Bank of Scotland Group plc	1,868	54,935
Royal Bank of Scotland Group plc §	891	26,203
SABMiller plc	2,300	33,103
Sainsbury (J) plc	2,712	12,808
Shell Transport & Trading Co. plc (Registered)	4,600	36,138
Smith & Nephew plc	4,791	40,601
Smiths Group plc	1,035	14,138
Tesco plc	13,128	69,036
Tesco plc §	2,327	12,237
Tomkins plc	3,715	16,949
Travis Perkins plc	452	11,421
Trinity Mirror plc	1,300	15,364
Unilever plc	7,614	64,036

AXA PREMIER FUNDS TRUST

AXA PREMIER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2004

	Number of Shares	Value (Note 1)
Vodafone Group plc.	112,423	$287,360
Whitbread plc.	4,486	66,744
Wimpey (George) plc.	4,700	30,141
Wolseley plc.	2,774	47,829
WPP Group plc.	3,019	30,231

		2,444,940

United States (1.7%)
NTL, Inc.*	1,898	126,236
Wynn Resorts Ltd.*	1,510	87,806

		214,042

Total Common Stocks (99.1%)
(Cost $10,397,304)		12,143,744

	Number of Rights
RIGHTS:
United Kingdom (0.0%)
Prudential plc*§ (Cost $—)	805	1,357

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.6%)
JPMorgan Chase Nassau
1.29%, 11/1/04
(Amortized Cost $70,456)	$70,456	70,456

Total Investments (99.7%)
(Cost/Amortized Cost $10,467,760)		12,215,557
Other Assets Less Liabilities (0.3%)		40,284

Net Assets (100%)		$12,255,841

Market Sector Diversification
As a Percentage of Total Equity Investments
Consumer Discretionary		20.3%
Consumer Staples		7.5
Energy		8.0
Financials
Capital Markets	3.2%
Commercial Banks	13.9
Consumer Finance	1.3
Diversified Financial Services	1.8
Insurance	4.2
Real Estate	1.1

Total Financials		25.5
Health Care		7.6
Industrials		4.9
Information Technology		9.6
Materials		6.2
Telecommunications Services		8.0
Utilities		2.4

		100.0%

*	Non-income producing.

†	Security (totaling $9,868 or 0.08% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2004, the market value of these securities amounted to $144,875 or 1.2% of net assets.

(b)	Illiquid security.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

At October 31, 2004 the Fund had the following futures contracts open:

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 10/31/04	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	2	December-04	$70,816	$71,718	$902

Investment security transactions for the year ended October 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,721,878
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	7,661,175

As of October 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,910,401
Aggregate gross unrealized depreciation	(272,327)

Net unrealized appreciation	$1,638,074

Federal income tax cost of investments	$10,577,483

For the year ended October 31, 2004, the Fund incurred $45 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund utilized net capital loss carryforward of $1,044,774 during 2004.

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.7%)
Internet & Catalog Retail (4.6%)
eBay, Inc.*	1,920	$187,411
IAC/InterActiveCorp*	3,115	67,347
Shanda Interactive Entertainment Ltd. (ADR)*	2,300	69,895

		324,653

Media (1.1%)
DreamWorks Animation SKG, Inc., Class A*	20	781
Pixar*	945	75,997

		76,778

Total Consumer Discretionary		401,431

Energy (1.2%)
Energy Equipment & Services (1.2%)
Cooper Cameron Corp.*	240	11,604
Halliburton Co.	780	28,891
Input/Output, Inc.*	700	4,893
Schlumberger Ltd.	260	16,365
Smith International, Inc.*	200	11,616
Weatherford International Ltd.*	290	15,155

Total Energy		88,524

Health Care (2.2%)
Biotechnology (0.4%)
Amylin Pharmaceuticals, Inc.*	550	11,715
Gilead Sciences, Inc.*	130	4,502
Vicuron Pharmaceuticals, Inc.*	820	11,496

		27,713

Health Care Equipment & Supplies (0.7%)
Guidant Corp.	330	21,985
Nektar Therapeutics*	1,830	26,370

		48,355

Pharmaceuticals (1.1%)
Endo Pharmaceuticals Holdings, Inc.*	490	10,682
Johnson & Johnson	1,210	70,640

		81,322

Total Health Care		157,390

Industrials (1.7%)
Aerospace & Defense (0.3%)
United Technologies Corp.	250	23,205

Commercial Services & Supplies (0.5%)
Cendant Corp.	1,200	24,708
Manpower, Inc.	200	9,050

		33,758

Industrial Conglomerates (0.9%)
Tyco International Ltd.	1,940	60,431

Total Industrials		117,394

Information Technology (87.3%)
Communications Equipment (15.0%)
Adtran, Inc.	1,200	25,920
Avaya, Inc.*	1,270	18,288
Cisco Systems, Inc.*	12,715	244,255
Comverse Technology, Inc.*	4,920	101,549
Corning, Inc.*	11,910	136,369
Juniper Networks, Inc.*	1,560	41,512
Lucent Technologies, Inc.*	6,100	21,655
Motorola, Inc.	1,300	22,438
Nokia OYJ (ADR)	5,200	80,184
Plantronics, Inc.	200	8,700
Powerwave Technologies, Inc.*	1,500	11,205
QUALCOMM, Inc.	3,060	127,939
Research In Motion Ltd.*	1,940	171,108
Scientific-Atlanta, Inc.	1,300	35,607
Telefonaktiebolaget LM Ericsson (ADR)*	500	$14,455

		1,061,184

Computers & Peripherals (11.4%)
Apple Computer, Inc.*	2,430	127,648
Brocade Communications Systems, Inc.*	2,800	19,012
Dell, Inc.*	1,800	63,108
EMC Corp.*	9,330	120,077
Hutchinson Technology, Inc.*	1,200	40,332
Intergraph Corp.*	740	18,452
International Business Machines Corp.	1,000	89,750
NCR Corp.*	2,800	157,780
QLogic Corp.*	1,300	42,250
SanDisk Corp.*	5,480	114,368
Telvent GIT S.A.*	1,080	9,968

		802,745

Electronic Equipment & Instruments (1.8%)
Agilent Technologies, Inc.*	4,415	110,640
Flextronics International Ltd.*	1,400	16,870

		127,510

Internet Software & Services (10.4%)
Google, Inc., Class A*	710	135,401
InfoSpace, Inc.*	660	34,650
Netease.com (ADR)*	1,208	56,184
Softbank Corp.	200	9,040
VeriSign, Inc.*	6,310	169,297
Yahoo!, Inc.*	9,080	328,605

		733,177

IT Services (5.9%)
Accenture Ltd., Class A*	1,900	45,999
BISYS Group, Inc.*	2,400	35,040
CheckFree Corp.*	1,500	46,500
Cognizant Technology Solutions Corp., Class A*	1,190	40,460
Computer Sciences Corp.*	800	39,736
DST Systems, Inc.*	980	43,953
First Data Corp.	2,400	99,072
Greenfield Online, Inc.*	810	17,034
Infosys Technologies Ltd. (ADR)	260	17,290
Iron Mountain, Inc.*	600	19,830
SRA International, Inc., Class A*	240	12,903

		417,817

Semiconductors & Semiconductor Equipment (20.2%)
Altera Corp.*	6,515	148,086
Analog Devices, Inc.	1,900	76,494
Applied Materials, Inc.*	6,475	104,247
ASM International N.V.*	2,153	30,616
ASML Holding N.V. (N.Y. Shares)*	3,883	55,333
Broadcom Corp., Class A*	1,500	40,575
Fairchild Semiconductor International, Inc., Class A*	4,400	63,228
Intel Corp.	2,015	44,854
KLA-Tencor Corp.*	1,930	87,873
Lam Research Corp.*	2,200	57,266
Marvell Technology Group Ltd.*	5,350	152,849
Micron Technology, Inc.*	1,700	20,706
ON Semiconductor Corp.*	7,500	27,000
Samsung Electronics Co., Ltd. (GDR)§	455	89,313
STMicroelectronics N.V. (NY Shares)	2,357	43,628
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	12,017	90,969
Teradyne, Inc.*	1,785	29,560
Texas Instruments, Inc.	5,205	127,262

AXA PREMIER FUNDS TRUST

AXA PREMIER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Number of Shares	Value (Note 1)
Xilinx, Inc.	4,340	$132,804

		1,422,663

Software (22.6%)
Adobe Systems, Inc.	1,670	93,570
Amdocs Ltd.*	4,210	105,881
Autodesk, Inc.	1,270	66,992
BEA Systems, Inc.*	7,015	56,962
Business Objects S.A. (ADR)*	4,300	109,736
Citrix Systems, Inc.*	4,330	104,483
Electronic Arts, Inc.*	300	13,476
McAfee, Inc.*	2,270	54,934
Mercury Interactive Corp.*	4,395	190,875
Microsoft Corp.	8,835	247,292
MicroStrategy, Inc., Class A*	364	21,833
Red Hat, Inc.*	6,540	83,974
SAP AG (ADR)	2,250	95,962
Symantec Corp.*	2,886	164,329
Trend Micro, Inc.	900	43,055
VERITAS Software Corp.*	6,265	137,078

		1,590,432

Total Information Technology		6,155,528

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Nextel Partners, Inc., Class A*	1,610	27,112

Total Telecommunication Services		27,112

Total Common Stocks (98.5%)
(Cost $6,368,851)		6,947,379

	Number of Warrants
WARRANTS:
Information Technology (0.1%)
IT Services (0.1%)
Tata Consultancy Services Ltd., expiring 8/10/05 *†§ (Cost $5,995)	325	8,271

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.8%)
JPMorgan Chase Nassau, 1.29%, 11/1/04
(Amortized Cost $195,235)	$195,235	$195,235

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options (0.1%)
VERITAS Software Corp. January-05@$ 22.00*
(Cost $ 5,357)	33	4,785

Total Investments (101.5%)
(Cost/Amortized Cost $6,575,438)		7,155,670
Other Assets Less Liabilities (-1.5%)		(102,795)

Net Assets (100%)		$7,052,875

*	Non-income producing.

†	Security (totaling $8,271 or 0.12% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2004, the market value of these securities amounted to $97,584 or 1.4% of net assets.

(c)	One contract relates to 100 shares.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Options written for the year ended October 31, 2004, were as follows:

	Total Number of Contracts	Total Premiums Received
Options outstanding—November 1, 2003	—	$—
Options written	46	12,798
Options terminated in closing purchase transactions	(23)	(7,857)
Options expired	(16)	(2,822)
Options exercised	(7)	(2,119)

Options outstanding—October 31, 2004	—	$—

AXA PREMIER FUNDS TRUST

AXA PREMIER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2004

Investment security transactions for the year ended October 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,963,464
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	12,232,731

As of October 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$768,071
Aggregate gross unrealized depreciation	(400,290)

Net unrealized appreciation	$367,781

Federal income tax cost of investments	$6,787,889

The Fund has a net capital loss carryforward of $827,526 which expires in the year 2010.

The Fund utilized net capital loss carryforward of $515,612 during 2004.

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care (95.8%)
Biotechnology (11.0%)
Abgenix, Inc.*	950	$8,655
Amgen, Inc.*	2,960	168,128
Amylin Pharmaceuticals, Inc.*	2,570	54,741
Applera Corp. - Celera Genomics Group*	4,700	60,254
Ariad Pharmaceuticals, Inc.*	1,100	6,237
Biogen Idec, Inc.*	1,130	65,721
Cephalon, Inc.*	800	38,136
Ciphergen Biosystems, Inc.*	1,700	6,256
CV Therapeutics, Inc.*	1,700	28,441
Cytokinetics, Inc.*	246	2,214
Exelixis, Inc.*	2,800	24,920
Genentech, Inc.*	550	25,041
Genzyme Corp.*	3,100	162,657
Gilead Sciences, Inc.*	2,550	88,306
Human Genome Sciences, Inc.*	2,300	23,667
ICOS Corp.*	500	11,260
Isis Pharmaceuticals, Inc.*	5,600	26,068
Millennium Pharmaceuticals, Inc.*	2,900	37,642
NPS Pharmaceuticals, Inc.*	700	11,956
Onyx Pharmaceuticals, Inc.*	300	8,418
OSI Pharmaceuticals, Inc.*	220	14,296
Regeneron Pharmaceuticals, Inc.*	1,600	11,632
Vertex Pharmaceuticals, Inc.*	1,000	10,880
Vicuron Pharmaceuticals, Inc.*	1,810	25,376
Zymogenetics, Inc.*	900	17,001

		937,903

Health Care Distributors (1.6%)
Henry Schein, Inc.*	200	12,646
McKesson Corp.	3,760	100,242
QLT, Inc.*	1,300	21,645

		134,533

Health Care Equipment (13.6%)
ATS Medical, Inc.*	4,200	14,448
Bard (C.R.), Inc.	1,610	91,448
Baxter International, Inc.	3,980	122,425
Beckman Coulter, Inc.	500	29,750
Becton, Dickinson & Co.	2,500	131,250
Bruker BioSciences Corp.*	3,800	13,110
CTI Molecular Imaging, Inc.*	1,700	13,328
Fisher Scientific International, Inc.*	1,130	64,817
Foxhollow Technologies, Inc.*	350	7,203
Guidant Corp.	2,780	185,204
Hospira, Inc.*	680	21,699
Idexx Laboratories, Inc.*	300	14,952
Intralase Corp.*	500	9,615
Kinetic Concepts, Inc.*	550	27,406
Medtronic, Inc.	4,370	223,351
Nektar Therapeutics*	3,840	55,334
Olympus Corp.	1,000	19,352
SonoSite, Inc.*	900	25,996
Varian, Inc.*	100	3,648
Varian Medical Systems, Inc.*	1,740	69,861
Waters Corp.*	300	12,387

		1,156,584

Health Care Facilities (2.0%)
Community Health Systems, Inc.*	4,270	114,521
HCA, Inc.	700	25,711
Universal Health Services, Inc., Class B	650	27,014

		167,246

Health Care Services (4.3%)
Caremark Rx, Inc.*	2,670	80,020
Covance, Inc.*	1,070	42,500
DaVita, Inc.*	600	$17,772
Gambro AB, Class A	990	11,517
HMS Holdings Corp.*	6,500	46,605
Medco Health Solutions, Inc.*	3,050	103,426
NDCHealth Corp.	4,000	67,160

		369,000

Health Care Supplies (1.4%)
Alcon, Inc.	290	20,648
Edwards Lifesciences Corp.*	1,200	41,016
Smith & Nephew plc	3,070	26,016
Sola International, Inc.*	1,600	30,688
Vnus Medical Technologies, Inc.*	100	1,503

		119,871

Managed Health Care (5.5%)
Aetna, Inc.	1,540	146,300
Humana, Inc.*	1,100	21,065
PacifiCare Health Systems, Inc.*	4,200	149,604
UnitedHealth Group, Inc.	950	68,780
WellPoint Health Networks, Inc.*	860	83,988

		469,737

Pharmaceuticals (56.4%)
Abbott Laboratories	7,590	323,562
Altana AG	100	5,063
AstraZeneca plc	1,000	40,897
AstraZeneca plc (ADR)	3,800	156,560
AtheroGenics, Inc.*	1,100	32,934
Barr Pharmaceuticals, Inc.*	400	15,060
Bristol-Myers Squibb Co.	1,500	35,145
Connetics Corp.*	600	16,128
Eisai Co., Ltd.	6,600	189,566
Elan Corp. plc (ADR)*	4,790	123,582
Eli Lilly & Co.	2,320	127,391
Endo Pharmaceuticals Holdings, Inc.*	2,430	52,974
Eon Labs, Inc.*	600	14,766
Forest Laboratories, Inc.*	4,500	200,700
Fujisawa Pharmaceutical Co., Ltd.	9,700	253,028
GlaxoSmithKline plc	6,190	130,092
GlaxoSmithKline plc (ADR)	3,200	135,680
Impax Laboratories, Inc.*	1,800	26,568
IVAX Corp.*	4,290	77,649
Johnson & Johnson	3,090	180,394
King Pharmaceuticals, Inc.*	3,900	42,549
Kyorin Pharmaceutical Co., Ltd.	4,000	60,985
Medicines Co.*	1,500	39,960
Medicis Pharmaceutical Corp., Class A	600	24,402
Merck & Co., Inc.	1,750	54,792
Novartis AG (ADR)	600	28,806
Novartis AG (Registered)	5,160	245,234
Novo-Nordisk A/S, Class B	100	4,956
Pfizer, Inc.	18,820	544,839
Sankyo Co., Ltd.	1,900	39,363
Sanofi-Aventis	4,346	316,773
Sanofi-Aventis (ADR).	2,520	91,980
Schering AG	436	27,897
Schering-Plough Corp.	11,670	211,344
Schwarz Pharma AG	700	26,312
Shionogi & Co., Ltd.	3,000	46,473
Takeda Pharmaceutical Co., Ltd.	3,100	149,468
Teva Pharmaceutical Industries Ltd. (ADR)	3,922	101,972
Theravance, Inc.*	200	3,394
Watson Pharmaceuticals, Inc.*	1,300	36,439
Wyeth	8,455	335,241
Yamanouchi Pharmaceutical Co., Ltd.	6,100	223,458

		4,794,376

Total Health Care		8,149,250

AXA PREMIER FUNDS TRUST

AXA PREMIER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2004

	Number of Shares	Value (Note 1)
Materials (0.4%)
Chemicals (0.4%)
Akzo Nobel N.V.	100	$3,751
Bayer AG	1,100	31,134

Total Materials		34,885

Total Common Stocks (96.2%)
(Cost $7,820,674)		8,184,135

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Security (3.4%)
Federal Home Loan Bank (Discount Note), 11/1/04	$290,000	289,986

Time Deposit (2.2%)
JPMorgan Chase Nassau, 1.29%, 11/1/04	192,046	192,046

Total Short-Term Debt Securities (5.6%)
(Amortized Cost $482,032)		482,032

		Value (Note 1)
Total Investments (101.8%)
(Cost/Amortized Cost $8,302,706)		$8,666,167
Other Assets Less Liabilities (-1.8%)		(156,271)

Net Assets (100%)		$8,509,896

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended October 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,418,185
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	10,559,221

As of October 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$651,477
Aggregate gross unrealized depreciation	(484,607)

Net unrealized appreciation	$166,870

Federal income tax cost of investments	$8,499,297

For the year ended October 31, 2004, the Fund incurred $35 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund utilized net capital loss carryforward of $547,323 during 2004.

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.2%)
Asset-Backed Securities (5.7%)
Ameriquest Mortgage Securities, Inc.,
Series 03-1 A2 2.343%, 2/25/33 (l)	$13,610	$13,634
Series 03-2 A 2.343%, 3/25/33 (l)	15,349	15,378
Amortizing Residential Collateral Trust,
Series 02-BC3M A 2.203%, 6/25/32 (l)	63,300	63,376
Argent Securities, Inc.,
Series 03-W3 AV1B 2.383%, 9/25/33 (l)	59,223	59,381
Bear Stearns Asset Backed Securities, Inc.,
Series 02-2 A1 2.263%, 10/25/32 (l)	33,323	33,354
Series 03-2 A2 2.383%, 3/25/43 (l)	45,549	45,618
CDC Mortgage Capital Trust,
Series 02-HE2 A 2.223%, 1/25/33 (l)	21,952	21,965
Cendant Mortgage Corp.,
Series 03-A A1 6.000%, 7/25/43 § (l)	27,907	28,901
Centex Home Equity,
Series 03-C AV 2.233%, 9/25/33 (l)	22,289	22,309
Chase Funding Loan Acquisition Trust,
Series 01-FF1 A2 2.173%, 4/25/31 (l)	24,872	24,900
Citibank Credit Card Issuance Trust,
Series 00-A1 A1 6.900%, 10/15/07	125,000	130,111
Series 03-A6 A6 2.900%, 5/17/10	250,000	245,749
Series 04-A1 A1 2.550%, 1/20/09	200,000	198,144
Series 04-A4 A4 3.200%, 8/24/09	175,000	174,915
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-HE17 A1 2.243%, 1/25/32 (l)	8,037	8,035
Series 02-9 2X 2.478%, 3/25/32 †§	131,984	132,017
Series 02-HE4 A2 2.373%, 8/25/32 (l)	7,431	7,446
Series 02-P3 A 2.482%, 8/25/33 †§(b)(l)	98,149	97,660
First Franklin Mortgage Loan Asset Backed Certificates,
Series 03-FF5 A2 2.820%, 3/25/34 (l)	24,207	24,189
Fremont Home Loan Trust,
Series 03-1 A2 2.273%, 2/25/33 (l)	50,643	50,726
GMAC Mortgage Corp. Loan Trust,
Series 99-HLTV A1 2.279%, 11/18/25 (l)	30,937	31,003
Goldman Sachs AMP Trust,
Series 02-NC1 A2 2.253%, 7/25/32 (l)	12,038	12,089
Home Equity Asset Trust,
Series 02-1 A4 2.233%, 11/25/32 (l)	15,304	15,297
Series 02-4 A2 2.343%, 3/25/33 (l)	10,067	10,088
Home Equity Mortgage Trust,
Series 03-5 A1 2.353%, 1/25/34 (l)	$15,722	$15,756
Irwin Home Equity,
Series 03-C 2A 2.453%, 6/25/28 (l)	19,732	19,711
MBNA Credit Card Master Note Trust,
Series 04-A4 A4 2.700%, 9/15/09	175,000	173,489
Merrill Lynch Mortgage Investors, Inc.,
Series 02-AFC1 AV1 2.303%, 4/25/31 (l)	15,929	16,006
Morgan Stanley ABS Capital I,
Series 03-HE2 A2 2.273%, 8/25/33 (l)	60,356	60,454
Morgan Stanley Dean Witter Capital I,
Series 02-HE1 A2 2.263%, 7/25/32 (l)	11,633	11,651
Renaissance Home Equity Loan Trust,
Series 03-2 A 2.373%, 8/25/33 (l)	18,405	18,409
Series 03-3 A 2.433%, 12/25/33 (l)	38,225	38,243
Residential Asset Mortgage Products, Inc.,
Series 03-RS11 AIIB 2.263%, 12/25/33 (l)	37,218	37,236
Salomon Brothers Mortgage Securities VII,
Series 02-CIT1 A 2.233%, 3/25/32 (l)	17,096	17,088
Saxon Asset Securities Trust,
Series 02-1 AV2 2.203%, 1/25/32 (l)	4,649	4,647
Series 02-3 AV 2.333%, 12/25/32 (l)	11,976	11,997
SLM Student Loan Trust,
Series 04-9 A1 1.970%, 7/25/06 (l)	200,000	199,822
Structured Asset Securities Corp.,
Series 03-AL2 A 3.356%, 1/25/31 §#(a)	122,640	115,543
Terwin Mortgage Trust,
Series 03-1SL A1 2.513%, 9/25/33 §(l)	5,464	5,466

		2,211,803

Non-Agency CMO (5.5%)
Bank of America Alternative Loan Trust,
Series 04-5 4A1 5.000%, 6/25/19	95,111	97,719
Series 04-6 4A1 5.000%, 7/25/19	97,097	97,831
Bank of America Mortgage Securities,
Series 02-K 2A1 5.603%, 10/20/32 (l)	35,321	35,783
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA 6.936%, 6/25/31 (l)	4,246	4,385
Bear Stearns Alt-A Trust,
Series 03-7 IIA2 2.213%, 2/25/34 (l)	41,125	41,126
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2 7.198%, 1/15/32	75,000	85,640
Countrywide Alternative Loan Trust,
Series 03-J3 2A1 6.250%, 12/25/33	37,654	38,204

AXA PREMIER FUNDS TRUST

AXA PREMIER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Principal Amount	Value (Note 1)
Countrywide Home Loan Mortgage
Pass Through Trust,
Series 02-1 5A1 5.669%, 3/19/32 (l)	$9,706	$9,902
Series 02-HYB2 6A1 4.859%, 9/19/32 (l)	11,323	11,374
Series 99-9 A1 6.500%, 8/25/29	5,939	5,928
Credit Suisse First Boston Mortgage Securities Corp.,
Series 02-AR2 2A1 2.333%, 2/25/32 (l)	15,266	15,279
Credit-Based Asset Servicing and Securitization,
Series 02-CB1 A2A 2.273%, 8/25/29 (l)	67,653	67,730
DLJ Commercial Mortgage Corp.,
Series 00-CF1 A1B 7.620%, 6/10/33	75,000	87,183
First Horizon Asset Securities, Inc.,
Series 00-H 1A 7.000%, 9/25/30	4,348	4,341
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2 6.560%, 11/18/35	90,000	97,915
GMAC Commercial Mortgage Securities, Inc.,
Series 00-C2 A2 7.455%, 8/16/33	90,000	104,845
Series 99-C1 A2 6.175%, 5/15/33	60,000	65,452
Series 99-C3 A2 7.179%, 8/15/36	93,844	106,091
Impac CMB Trust,
Series 03-8 2A1 2.383%, 10/25/33 (l)	92,744	92,999
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-CIBC A3 6.260%, 3/15/33	130,000	144,605
Series 01-CIB2 A3 6.429%, 4/15/35	100,000	112,368
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B 6.210%, 10/15/35	125,000	135,732
MASTR Alternative Loans Trust,
Series 04-4 1A1 5.500%, 5/25/34	91,703	92,743
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A 4.910%, 12/25/32 (l)	34,425	34,647
Salomon Brothers Mortgage Securities VII,
Series 00-C1 A2 7.520%, 12/18/09	75,000	86,420
Structured Asset Securities Corp.,
Series 01-3A 1A1 2.413%, 3/25/31 (l)	14,676	15,135
Series 02-9 A2 2.233%, 10/25/27 (l)	90,008	89,962
Series 02-HF1 A 2.223%, 1/25/33 (l)	25,899	25,885
Series 02-HF2 A1 2.433%, 7/25/32 (l)	10,255	10,280
Series 02-HF2 A3 2.433%, 7/25/32 (l)	39,163	39,258
Washington Mutual, Inc.,
Series 00-3A 2.963%, 12/25/40 (l)	43,586	43,613
Series 02-AR6 A 2.863%, 6/25/42 (l)	$34,939	$35,282
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2 4.489%, 7/25/34 (l)	221,769	219,482

		2,155,139

Total Asset-Backed and Mortgage-Backed Securities		4,366,942

Consumer Discretionary (2.1%)
Automobiles (0.8%)
DaimlerChrysler AG
7.450%, 3/1/27	15,000	16,570
Ford Motor Co.
7.450%, 7/16/31	31,000	30,191
Ford Motor Credit Co.
7.600%, 8/1/05	250,000	258,526

		305,287

Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	51,980
MGM Mirage, Inc.
6.625%, 2/1/05	20,000	20,200
Yum! Brands, Inc.
7.450%, 5/15/05	50,000	51,318

		123,498

Media (1.0%)
Comcast Cable Communications, Inc.
6.375%, 1/30/06	35,000	36,508
6.750%, 1/30/11	15,000	16,827
Comcast Corp.
5.500%, 3/15/11	30,000	31,628
7.050%, 3/15/33	35,000	39,533
Historic TW, Inc.
6.625%, 5/15/29	97,000	103,241
News America Holdings, Inc.
7.750%, 1/20/24	10,000	11,878
News America, Inc.
7.280%, 6/30/28	25,000	28,689
Rogers Cablesystems Ltd.
10.000%, 3/15/05	50,000	51,250
TCI Communications, Inc.
7.125%, 2/15/28	10,000	11,131
Time Warner Cos., Inc.
9.150%, 2/1/23	10,000	13,175
7.570%, 2/1/24	20,000	23,213
Time Warner, Inc.
6.875%, 5/1/12	5,000	5,687

		372,760

Total Consumer Discretionary		801,545

Consumer Staples (0.4%)
Beverages (0.1%)
Diageo Capital plc
3.375%, 3/20/08	30,000	29,984

Food & Staples Retailing (0.1%)
Delhaize America, Inc.
7.375%, 4/15/06	20,000	21,123
Kroger Co.
5.500%, 2/1/13	26,000	27,189

		48,312

Food Products (0.2%)
General Mills, Inc.
5.125%, 2/15/07	30,000	31,234
6.000%, 2/15/12	15,000	16,315

AXA PREMIER FUNDS TRUST

AXA PREMIER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Principal Amount	Value (Note 1)
Kraft Foods, Inc.
5.625%, 11/1/11	$30,000	$31,965

		79,514

Total Consumer Staples		157,810

Energy (0.4%)
Oil & Gas (0.4%)
Anadarko Finance Co.
7.500%, 5/1/31	5,000	6,215
Conoco Funding Co.
6.350%, 10/15/11	20,000	22,462
Conoco, Inc.
8.350%, 8/1/06	20,000	21,634
ConocoPhillips
7.000%, 3/30/29	20,000	23,462
Devon Financing Corp.
7.875%, 9/30/31	5,000	6,307
EnCana Holdings Finance Corp.
5.800%, 5/1/14	35,000	37,674
Statoil ASA
5.125%, 4/30/14 §	25,000	25,827
Suncor Energy, Inc.
5.950%, 12/1/34	10,000	10,424

Total Energy		154,005

Financials (7.0%)
Capital Markets (0.1%)
Morgan Stanley
5.300%, 3/1/13	20,000	20,766

Commercial Banks (1.6%)
Bank of America Corp.
3.875%, 1/15/08	75,000	76,245
6.250%, 4/1/08	15,000	16,322
4.375%, 12/1/10	5,000	5,069
7.400%, 1/15/11	20,000	23,432
Barclays Bank plc
8.550%, 9/29/49 § (l)	15,000	18,473
FleetBoston Financial Corp.
3.850%, 2/15/08	30,000	30,431
HBOS Treasury Services plc
3.600%, 8/15/07 §	20,000	20,227
National Westminster Bank plc
7.375%, 10/1/09	25,000	28,942
Rabobank Capital Fund II
5.260%, 12/31/49 § (l)	30,000	30,770
SunTrust Banks, Inc.
3.625%, 10/15/07	80,000	80,634
U.S. Bancorp
3.950%, 8/23/07	15,000	15,267
Wachovia Corp.
3.625%, 2/17/09	15,000	14,967
Wells Fargo & Co.
2.030%, 9/28/07 (l)	25,000	24,972
4.000%, 8/15/08	100,000	101,684
1.980%, 9/15/09 (l)	120,000	119,809
Wells Fargo Bank N.A.
7.800%, 6/15/10 (l)	25,000	25,775

		633,019

Consumer Finance (1.4%)
General Motors Acceptance Corp.
7.500%, 7/15/05	100,000	103,310
3.329%, 10/20/05 (l)	80,000	80,329
6.750%, 1/15/06	40,000	41,397
6.875%, 9/15/11	55,000	57,254
8.000%, 11/1/31	65,000	67,278
Household Finance Corp.
4.125%, 12/15/08	110,000	111,666
6.750%, 5/15/11	$25,000	$28,279
6.375%, 11/27/12	25,000	27,910
SLM Corp.
5.000%, 10/1/13	15,000	15,229

		532,652

Diversified Financial Services (3.0%)
Bank One Corp.
2.625%, 6/30/08	45,000	43,541
6.000%, 8/1/08	20,000	21,679
Citigroup, Inc.
3.500%, 2/1/08	45,000	45,199
6.200%, 3/15/09	25,000	27,580
2.000%, 6/9/09 (l)	100,000	100,222
5.000%, 9/15/14 §	64,000	64,934
6.000%, 10/31/33	40,000	41,230
General Electric Capital Corp.
3.450%, 7/16/07	125,000	125,888
2.219%, 7/28/08 (l)	100,000	99,868
3.600%, 10/15/08	100,000	99,781
JPMorgan Chase & Co.
6.375%, 2/15/08	25,000	27,163
3.500%, 3/15/09	45,000	44,578
2.160%, 10/2/09 (l)	75,000	74,981
MassMutual Global Funding II
2.550%, 7/15/08 §	30,000	28,948
Nationwide Building Society
3.500%, 7/31/07 §	50,000	50,297
Pemex Finance Ltd.
9.030%, 2/15/11 # (a)	100,000	116,922
Racers,
Series 97-R-8-3
2.011%, 8/15/07 †§(b)(l)	100,000	96,736
TIAA Global Markets
3.875%, 1/22/08 §	25,000	25,356
UFJ Finance Aruba AEC
6.750%, 7/15/13	30,000	33,440

		1,168,343

Insurance (0.5%)
Ace INA Holdings, Inc.
5.875%, 6/15/14	5,000	5,197
ASIF Global Financing
3.900%, 10/22/08 §	80,000	80,633
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07 §	20,000	20,149
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07	25,000	25,561
Monumental Global Funding II
4.375%, 7/30/09 §	25,000	25,435
Protective Life Secured Trust
3.700%, 11/24/08	25,000	25,146

		182,121

Real Estate (0.4%)
EOP Operating LP
4.650%, 10/1/10	30,000	30,470
4.750%, 3/15/14	15,000	14,584
7.250%, 6/15/28	10,000	11,079
ERP Operating LP
6.625%, 3/15/12	75,000	83,945
Rouse Co. (REIT)
3.625%, 3/15/09	35,000	32,649

		172,727

Total Financials		2,709,628

Government Securities (61.3%)
Agency CMO (1.9%)
Federal Home Loan Mortgage Corp.
5.000%, 9/15/16	76,560	78,357
2.220%, 12/15/29 (l)	64,640	64,847

AXA PREMIER FUNDS TRUST

AXA PREMIER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Principal Amount		Value (Note 1)
5.500%, 1/15/31		$100,000	$104,526
6.500%, 7/25/43		74,622	78,610
Federal National Mortgage Association
6.000%, 12/25/08		43,079	43,595
3.000%, 8/25/09		50,000	50,002
4.500%, 9/25/18		50,000	48,606
5.310%, 8/25/33		100,000	101,859
Small Business Administration Participation Certificates
4.340%, 3/1/24		196,438	193,855

			764,257

Foreign Governments (4.7%)
Export-Import Bank of China
5.250%, 7/29/14 §		100,000	102,997
Federative Republic of Brazil
11.500%, 3/12/08		70,000	80,808
3.125%, 4/15/09 (l)		26,471	25,677
3.125%, 4/15/12 (l)		17,647	16,113
8.000%, 4/15/14		189,403	187,623
Israel Government AID Bond
5.500%, 4/26/24		50,000	52,104
5.500%, 9/18/33		40,000	41,997
Republic of Panama
8.250%, 4/22/08		85,000	93,357
Republic of Peru
9.125%, 2/21/12		167,000	187,040
Republic of South Africa
6.500%, 6/2/14		50,000	54,313
Russian Federation
5.000%, 3/31/30 §(e)		110,000	110,000
Swedish Export Credit AB
2.875%, 1/26/07		25,000	24,938
Swedish Government
8.000%, 8/15/07	SEK	4,000,000	635,218
United Mexican States
10.375%, 2/17/09		$100,000	123,450
8.125%, 12/30/19		10,000	11,715
8.000%, 9/24/22		55,000	63,113

			1,810,463

Municipal Bonds (2.6%)
California State Department Water Reserves Power Supply,
Series E
3.975%, 5/1/05		50,000	50,316
California State Economic Recovery,
Series A
5.000%, 7/1/09		80,000	88,186
5.000%, 7/1/11		50,000	55,805
Cook County, Illinois,
Series B
5.000%, 11/15/12		130,000	145,321
Energy NorthWest Washington Electric
5.500%, 7/1/14		120,000	137,887
Florida State Board of Education
5.000%, 6/1/33		10,000	10,318
Golden State Tobacco Securitization Corp./CA
6.750%, 6/1/39		30,000	29,604
7.900%, 6/1/42		10,000	10,767
Michigan State Building Authority
5.250%, 10/15/12		150,000	170,791
5.125%, 6/15/34		20,000	20,759
New York City Municipal Water Finance Authority
5.000%, 6/15/29		30,000	30,744
New York State Environmental Facilities Corp.
5.000%, 6/15/32		10,000	10,341
South Carolina Transportation Infrastructure
5.000%, 10/1/33		10,000	10,299
State of New Jersey Transportation Trust Fund Authority
5.000%, 6/15/11		$150,000	$165,322
Tobacco Settlement Financing Corp./NJ
6.250%, 6/1/43		90,000	81,577

			1,018,037

U.S. Government Agencies (33.6%)
Federal Home Loan Mortgage Corp.
2.400%, 3/29/07		325,000	321,177
3.875%, 11/10/08		170,000	171,309
3.875%, 1/12/09		50,000	50,126
4.500%, 12/16/10		305,000	306,941
4.125%, 2/24/11		170,000	168,472
4.625%, 5/28/13		75,000	74,927
5.500%, 2/1/14		106,574	110,599
6.000%, 1/1/17		63,726	66,924
6.000%, 2/1/17		49,795	52,294
6.500%, 7/1/29		92,920	97,867
5.638%, 11/1/31(l)		24,033	24,613
5.500%, 9/1/33		54,228	55,331
5.000%, 4/1/34		482,802	481,930
5.500%, 11/15/34 TBA		500,000	509,219
Federal National Mortgage Association
1.750%, 6/16/06		45,000	44,357
2.350%, 4/5/07		55,000	54,269
3.125%, 3/16/09		75,000	73,327
7.125%, 6/15/10		155,000	180,655
6.000%, 3/1/14		61,923	65,031
5.500%, 6/1/17		7,378	7,649
6.000%, 9/1/17		92,224	96,839
7.000%, 11/1/17		53,850	57,167
5.500%, 1/1/18		92,230	95,658
4.000%, 7/1/18		95,697	94,160
5.000%, 8/1/18		94,870	96,952
4.000%, 10/1/18		95,348	93,817
4.500%, 10/1/18		82,769	83,208
5.000%, 11/1/18		677,015	691,874
6.000%, 12/1/18		91,146	95,720
4.500%, 4/1/19		191,712	192,443
5.500%, 4/1/19		87,339	90,554
5.500%, 7/1/19		97,362	100,946
6.000%, 8/25/28		114,610	118,866
7.000%, 9/1/31		46,684	49,612
7.000%, 1/1/32		4,777	5,075
6.500%, 2/1/32		88,116	92,833
7.000%, 4/1/32		23,455	24,916
6.500%, 9/1/32		100,000	105,324
5.171%, 4/1/33(l)		42,443	43,160
5.500%, 1/1/34		95,540	97,468
6.000%, 2/1/34		90,704	94,175
5.000%, 3/1/34		462,414	461,289
6.500%, 3/1/34		511,824	539,075
5.500%, 5/1/34		96,269	98,155
6.500%, 5/1/34		299,971	316,028
5.500%, 6/1/34		199,279	203,183
5.500%, 7/1/34		296,488	302,297
5.175%, 12/1/40(l)		29,847	30,946
4.000%, 11/25/19 TBA		100,000	98,156
5.000%, 11/25/19 TBA		500,000	510,156
4.500%, 11/25/34 TBA		100,000	97,062
5.000%, 11/25/34 TBA		1,300,000	1,295,125
5.500%, 11/25/34 TBA		1,300,000	1,323,562
6.000%, 11/25/34 TBA		600,000	621,937
Government National Mortgage Association
4.750%, 7/20/27(l)		27,402	27,675
6.000%, 2/15/29		365,633	380,658
7.000%, 9/15/31		33,726	36,016
6.000%, 2/15/32		66,758	69,501

AXA PREMIER FUNDS TRUST

AXA PREMIER CORE BOND FUND PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Principal Amount	Value (Note 1)
7.000%, 5/15/32	$58,404	$62,363
6.000%, 10/15/32	89,346	93,018
6.000%, 2/15/33	67,715	70,498
5.500%, 7/15/33	87,839	90,056
5.000%, 9/15/33	152,475	153,358
5.500%, 11/15/34 TBA	300,000	306,844
6.500%, 11/15/34 TBA	100,000	105,656
Housing Urban Development
5.380%, 8/1/18	130,000	132,344
Resolution Funding Corp.
(Zero Coupon), 7/15/18	25,000	12,723
(Zero Coupon), 10/15/18	25,000	12,522
Small Business Administration
4.524%, 2/10/13	163,482	164,837
4.504%, 2/1/14	98,023	98,244

		13,051,068

U.S. Treasuries (18.5%)
U.S. Treasury Bonds
10.375%, 11/15/12	250,000	303,760
12.000%, 8/15/13	150,000	197,455
8.125%, 8/15/19	515,000	711,303
6.000%, 2/15/26	155,000	178,898
6.750%, 8/15/26	200,000	251,359
6.125%, 11/15/27	345,000	405,564
5.500%, 8/15/28	135,000	147,023
5.375%, 2/15/31	490,000	532,205
Inflation Indexed
2.375%, 1/15/25	201,054	210,321
U.S. Treasury Notes
2.750%, 6/30/06	800,000	803,937
2.750%, 7/31/06	200,000	200,930
2.375%, 8/31/06	310,000	309,261
2.500%, 9/30/06	675,000	674,446
3.375%, 9/15/09	275,000	276,139
3.375%, 10/15/09	355,000	356,359
4.875%, 2/15/12	15,000	16,075
4.250%, 8/15/14	275,000	279,855
Inflation Indexed
0.875%, 4/15/10	500,120	498,899
3.500%, 1/15/11	544,370	622,772
2.000%, 7/15/14	201,054	207,997

		7,184,558

Total Government Securities		23,828,383

Health Care (0.2%)
Health Care Equipment & Supplies (0.0%)
Boston Scientific Corp.
5.450%, 6/15/14	10,000	10,511

Health Care Providers & Services (0.0%)
Cardinal Health, Inc.
7.000%, 10/15/26	5,000	5,159

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
5.750%, 10/1/11	25,000	26,983
Wyeth
6.500%, 2/1/34	25,000	26,108

		53,091

Total Health Care		68,761

Industrials (0.7%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	33,574
Northrop Grumman Corp.
4.079%, 11/16/06	30,000	30,532
7.125%, 2/15/11	20,000	23,060

		87,166

Airlines (0.2%)
Continental Airlines, Inc.
7.056%, 3/15/11	$50,000	$49,780
United Air Lines, Inc.,
Series 00-2
7.186%, 4/1/11 (h)	24,539	21,022
Series 01-1
6.602%, 9/1/13 (h)	25,000	21,587

		92,389

Industrial Conglomerates (0.3%)
Tyco International Group S.A.
6.375%, 6/15/05	100,000	102,278

Total Industrials		281,833

Materials (0.0%)
Paper & Forest Products (0.0%)
Georgia-Pacific Corp.
7.500%, 5/15/06	10,000	10,587

Total Materials		10,587

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.0%)
AT&T Corp.
8.000%, 11/15/31	22,000	25,465
British Telecommunications plc
8.875%, 12/15/30	5,000	6,682
Deutsche Telekom International Finance BV
8.250%, 6/15/30	40,000	52,783
MCI, Inc.
5.908%, 5/1/07	5,000	4,988
6.688%, 5/1/09	5,000	4,931
7.735%, 5/1/14	4,000	3,855
New England Telephone & Telegraph
7.875%, 11/15/29	25,000	30,307
SBC Communications, Inc.
4.206%, 6/5/05 §	90,000	90,914
4.125%, 9/15/09	25,000	25,125
5.100%, 9/15/14	50,000	50,348
Verizon Maryland, Inc.
6.125%, 3/1/12	25,000	27,219
Verizon New Jersey, Inc.
7.850%, 11/15/29	10,000	12,238
Verizon Pennsylvania, Inc.
5.650%, 11/15/11	20,000	21,275

		356,130

Wireless Telecommunication Services (0.1%)
Vodafone Group plc
7.750%, 2/15/10	30,000	35,298
5.000%, 12/16/13	15,000	15,353

		50,651

Total Telecommunication Services		406,781

Utilities (1.4%)
Electric Utilities (1.0%)
Appalachian Power Co.
3.600%, 5/15/08	65,000	64,786
Dayton Power & Light Co.
5.125%, 10/1/13 (b)(n)	50,000	50,394
Entergy Gulf States, Inc.
2.810%, 6/18/07 §(l)	50,000	50,178
3.600%, 6/1/08	50,000	49,597
Exelon Corp.
6.750%, 5/1/11	10,000	11,267
FirstEnergy Corp.
7.375%, 11/15/31	10,000	11,394
Oncor Electric Delivery Co.
7.000%, 9/1/22	15,000	17,045

AXA PREMIER FUNDS TRUST

AXA PREMIER CORE BOND FUND PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Principal Amount	Value (Note 1)
Pepco Holdings, Inc.
6.450%, 8/15/12	$90,000	$99,241
Progress Energy, Inc.
7.750%, 3/1/31	25,000	29,681
Virginia Electric & Power Co.
5.750%, 3/31/06	25,000	25,995

		409,578

Multi-Utilities & Unregulated Power (0.4%)
Consolidated Natural Gas Co.
5.000%, 3/1/14	25,000	25,260
Dominion Resources, Inc.
5.125%, 12/15/09	25,000	26,124
GPU, Inc.
7.700%, 12/1/05	50,000	52,405
Texas Eastern Transmission LP
5.250%, 7/15/07	40,000	41,882

		145,671

Total Utilities		555,249

Total Long-Term Debt Securities (85.8%)
(Cost $32,848,785)		33,341,524

SHORT-TERM DEBT SECURITIES:
Certificate of Deposit (1.3%)
Citibank N.A.
2.03%, 1/24/05
	500,000	499,965

Commercial Paper (18.2%)
ANZ Delaware, Inc.
1.96%, 12/17/04	500,000	498,724
Bank of Ireland
1.84%, 12/6/04 (m)	500,000	499,079
Barclays U.S. Funding Corp.
1.89%, 12/21/04	100,000	99,733
2.04%, 2/1/05	200,000	198,950
CBA Finance, Inc.
1.74%, 11/22/04	300,000	299,681
1.87%, 12/20/04	200,000	199,482
Danske Corp.
2.07%, 2/14/05	300,000	298,182
Dexia Delaware LLC
2.03%, 1/25/05	500,000	497,590
DnB NOR Bank ASA
1.88%, 12/23/04	500,000	498,619
DuPont (E.I.) de Nemours & Co.
1.87%, 12/20/04	100,000	99,741
Fortis Funding
2.02%, 1/21/05 §	500,000	497,715
General Electric Capital Corp.
1.75%, 11/16/04	100,000	99,922
1.82%, 12/16/04	200,000	199,536
HBOS Treasury Services plc
2.03%, 1/26/05	100,000	99,512
2.09%, 2/22/05	500,000	496,720
ING U.S. Funding LLC
1.81%, 12/10/04	200,000	199,599
Nordea North America, Inc.
1.80%, 11/29/04	200,000	199,711
2.07%, 2/1/05	300,000	298,404
Royal Bank of Canada
1.85%, 12/22/04	300,000	299,202
Spintab AB
1.66%, 11/10/04	200,000	199,908
2.06%, 1/26/05	200,000	199,010
Svenska Handelsbanken AB
1.82%, 12/3/04	$100,000	$99,834
UBS Finance (Del) LLC
1.75%, 11/16/04	500,000	499,610
Westpac Capital Corp.
1.77%, 11/26/04	500,000	499,360

		7,077,824

Government Securities (6.2%)
Federal Home Loan Bank
(Discount Note), 11/3/04	445,000	444,935
(Discount Note), 11/26/04	100,000	99,873
(Discount Note), 1/19/05	300,000	298,723
Federal Home Loan Mortgage Corp.
(Discount Note), 1/11/05	200,000	199,235
Federal National Mortgage Association
(Discount Note), 12/15/04	200,000	199,558
(Discount Note), 12/22/04	500,000	498,709
(Discount Note), 1/5/05	200,000	199,299
(Discount Note), 1/20/05	400,000	398,276
U.S. Treasury Bills
12/2/04 #(a)	40,000	39,945
12/16/04 #(a)	50,000	49,902

		2,428,455

Time Deposit (3.6%)
JPMorgan Chase Nassau,
1.29%, 11/1/04	1,396,223	1,396,223

Total Short-Term Debt Securities (29.3%)
(Amortized Cost $11,402,467)		11,402,467

	Number of Contracts (c)
OPTIONS PURCHASED:
Put Options (0.0%)*
90 Day EURODollar Future
December-04@$95.00 †	9	56
June-05@$94.25	10	125

Total Options Purchased (0.0%)
(Cost $190)		181

Total Investments Before Written Options and Securities Sold Short (115.1%)
(Cost/Amortized Cost $44,251,442)		44,744,172

OPTIONS WRITTEN:
Call Options (-0.0%) (d)*
U.S. 10 Year Treasury Note Future
December-04@$114.00	(9)	(5,062)
U.S. Bond Treasury Future
November-04@$114.00	(1)	(1,031)

		(6,093)

Put Options (-0.0%)*
U.S. 10 Year Treasury Note Future
December-04@$110.00	(9)	(422)
U.S. Bond Treasury Future
November-04@$107.00	(1)	(16)

		(438)

Total Options Written (-0.0%)
(Premiums Received $14,744)		(6,531)

Total Investments Before Securities Sold Short (115.1%)
(Cost/Amortized Cost $44,236,698)		44,737,641

AXA PREMIER FUNDS TRUST

AXA PREMIER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2004

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-3.6%)
Federal Home Loan Mortgage Corp.
5.000%, 11/25/34 TBA	$(300,000)	$(299,062)
Federal National Mortgage Association
4.500%, 11/25/19 TBA	(200,000)	(200,500)
5.000%, 11/25/34 TBA	(400,000)	(398,500)
5.500%, 11/25/34 TBA	(400,000)	(407,250)
Government National Mortgage Association
6.000%, 11/15/34 TBA	(100,000)	(103,938)

Total Securities Sold Short (-3.6%)
(Proceeds $1,399,082)		(1,409,250)

Total Investments (111.5%)
(Cost/Amortized Cost $42,837,616)		43,328,391
Other Assets Less Liabilities (-11.5%)		(4,456,231)

Net Assets (100%)		$38,872,160

All values are in U.S. dollars unless otherwise noted.

*	Non-income producing.

†	Securities (totaling $326,469 or 0.84% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2004, the market value of these securities amounted to $1,719,176 or 4.4% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2004. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating rate security.

(m)	Section 4(2) Commerical Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(n)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

CMO	— Collateralized Mortgage Obligation
SEK	— Swedish Krona
REIT	— Real Estate Investment Trust
TBA	— Security is subject to delayed delivery.

At October 31, 2004 the Fund had the following futures contracts open:

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 10/31/04	Unrealized Appreciation/ (Depreciation)
EURO-BOBL	14	December-04	$1,989,089	$2,000,451	$11,362
EUROBund	2	December-04	296,221	297,507	1,286
EURODollar	8	June-05	1,943,325	1,945,900	2,575
EURODollar	5	September-05	1,202,463	1,214,000	11,537
EURODollar	4	December-05	958,825	969,150	10,325
U.S. Treasury Bonds	4	December-04	455,375	455,375	—
U.S. 5 Year Treasury Notes	28	December-04	3,084,555	3,118,500	33,945
U.S. 10 Year Treasury Notes	1	December-04	111,071	113,563	2,492

					73,522

Sales
U.S. Treasury Bonds	(1)	December-04	(110,358)	(113,844)	(3,486)
U.S. 5 Year Treasury Notes	(14)	December-04	(1,545,000)	(1,559,250)	(14,250)
U.S. 10 Year Treasury Notes	(3)	December-04	(335,864)	(340,688)	(4,824)

					(22,560)

					$50,962

AXA PREMIER FUNDS TRUST

AXA PREMIER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

October 31, 2004

Options written for the year ended October 31, 2004, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2003	240,040	$19,402
Options Written	200,092	74,374
Options Terminated in Closing Purchase Transactions	(240,051)	(34,226)
Options Expired	(200,034)	(29,660)
Options Exercised	(27)	(15,146)

Options Outstanding—October 31, 2004	20	$14,744

Investment security transactions for the year ended October 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$125,593,710
U.S. Government securities	73,284,909
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	133,023,881
U.S. Government securities	78,802,420

As of October 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$553,080
Aggregate gross unrealized depreciation	(92,170)

Net unrealized appreciation	$460,910

Federal income tax cost of investments	$44,283,262

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (28.0%)
Banco Bilbao Vizcaya Argentina S.A.
1.67%, 11/22/04	$500,000	$500,001
Citibank N.A.
1.68%, 11/23/04	200,000	200,000
Credit Suisse First Boston USA, Inc.
1.65%, 11/12/04	500,000	500,000
HSH Nordbank AG
1.88%, 1/24/05	300,000	300,000
Landesbank Hessen-Thueringen Girozentrale
1.66%, 11/18/04	500,000	500,001
State Street Bank & Trust Co.
1.64%, 11/8/04	500,000	500,000
Wells Fargo Bank N.A.
1.71%, 11/8/04	500,000	500,000

Total Certificates of Deposit		3,000,002

Commercial Paper (67.6%)
Bank of America Corp.
1.40%, 11/8/04	150,000	149,953
1.84%, 12/20/04	350,000	349,109
Banque et Caisse d’Epargne de L’Etat
1.54%, 11/10/04	500,000	499,786
Bear Stearns Co.
1.79%, 12/1/04	500,000	499,229
CBA (Delware) Finance, Inc.
1.89%, 12/17/04	200,000	199,507
Citigroup Global Markets Holdings, Inc.
(Zero Rate), 11/1/04	300,000	300,000
General Electric Capital Corp.
1.51%, 11/9/04	500,000	499,811
HBOS Treasury Services plc
0.81%, 11/2/04	500,000	499,978
HSBC Bank USA
1.78%, 12/13/04	500,000	498,938
ING U.S. Funding LLC
1.51%, 11/8/04	500,000	499,833
LandesBank Baden Wuerttemberg
1.55%, 11/16/04	200,000	199,863
Le Mouvement des caisses Desjardins
1.69%, 12/1/04	400,000	399,420
Natexis Banques Populaires
1.65%, 11/18/04	400,000	399,669
1.61%, 11/22/04	100,000	99,902
Norddeutsche Landesbank/NY
1.66%, 11/16/04	250,000	249,816
Nordea N.A.
1.64%, 11/18/04	500,000	499,589
Swedbank AB
1.75%, 12/9/04	500,000	499,055
Toyota Motor Credit Corp.
1.53%, 11/15/04	400,000	399,745
Unicredit Delaware, Inc.
1.59%, 11/23/04	200,000	199,797
1.80%, 12/1/04	300,000	299,535

Total Commercial Paper		7,242,535

Government Security (4.7%)
European Investment Bank
(Discount Note), 12/13/04	500,000	498,886

Time Deposit (0.0%)
JPMorgan Chase Nassau, 1.29%, 11/1/04	$1,074	$1,074

Total Investments (100.3%)
(Amortized Cost $10,742,497)		10,742,497
Other Assets Less Liabilities (-0.3%)		(31,452)

Net Assets (100%)		$10,711,045

Federal Income tax cost of investments		$10,742,497

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS
Investments at value (Cost $9,319,248)	$10,777,592
Cash	251
Receivable for securities sold	204,539
Receivable from investment manager	12,734
Dividends, interest and other receivables	3,473
Receivable for Fund shares sold	170
Other assets	11,579

Total assets	11,010,338

LIABILITIES
Payable for securities purchased	157,585
Payable for Fund shares redeemed	133,972
Administrative fees payable	13,292
Distribution fees payable	2,851
Trustees’ fees payable	1,286
Accrued expenses	64,149

Total liabilities	373,135

NET ASSETS	$10,637,203

Net assets were comprised of:
Paid in capital	$11,298,202
Accumulated overdistributed net investment income	(33,331)
Accumulated net realized loss	(2,086,012)
Unrealized appreciation on investments	1,458,344

Net assets	$10,637,203

Class A
Net asset value and redemption price per share, $2,145, 636 / 244,743 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.77
Maximum sales charge (5.50% of offering price)	0.51

Maximum offering price to public	$9.28

Class B
Net asset value, offering and redemption price per share, $2,544,332 / 294,850 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.63

Class C
Net asset value, offering and redemption price per share, $265,242 / 30,755 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.62

Class Z
Net asset value, offering and redemption price per share, $5,681,993 / 646,270 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.79

STATEMENT OF OPERATIONS For the Year Ended October 31, 2004
INVESTMENT INCOME
Dividends (net of $102 foreign withholding tax)	$70,741
Interest	609

Total income	71,350

EXPENSES
Administrative fees	156,931
Transfer agent fees	126,760
Investment management fees	111,604
Professional fees	54,972
Custodian fees	41,540
Registration and filing fees	37,697
Printing and mailing expenses	9,615
Trustees’ fees	9,108
Distribution Fees - Class A	5,524
Distribution Fees - Class B	27,064
Distribution Fees - Class C	2,951
Miscellaneous	7,060

Gross expenses	590,826
Less: Waiver of investment management fees	(111,604)
Reimbursement from investment manager	(309,758)
Fees paid indirectly	(4,852)

Net expenses	164,612

NET INVESTMENT LOSS	(93,262)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(397,579)
Net change in unrealized appreciation on securities	646,177

NET REALIZED AND UNREALIZED GAIN	248,598

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$155,336

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2004	2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(93,262)	$(62,564)
Net realized loss on investments	(397,579)	(833,588)
Net change in unrealized appreciation on investments	646,177	2,931,659

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	155,336	2,035,507

DIVIDENDS:
Dividends from net investment income
Class A	—	(9,501)
Class B	—	(1,257)
Class C	—	(167)
Class Z	(5,950)	(41,121)

TOTAL DIVIDENDS	(5,950)	(52,046)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(561,235)	1,095,829

TOTAL INCREASE (DECREASE) IN NET ASSETS	(411,849)	3,079,290
NET ASSETS:
Beginning of year	11,049,052	7,969,762

End of year (a)	$10,637,203	$11,049,052

(a) Includes accumulated overdistributed net investment income of	$(33,331)	$(44,842)

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS
Investments at value (Cost $ 11,532,593)	$12,665,606
Cash	886
Receivable for securities sold	83,144
Receivable from investment manager	16,609
Dividends, interest and other receivables	8,740
Receivable for Fund shares sold	455
Other assets	11,609

Total assets	12,787,049

LIABILITIES
Payable for securities purchased	52,131
Administrative fees payable	13,560
Distribution fees payable	3,322
Trustees’ fees payable	1,773
Accrued expenses	70,303

Total liabilities	141,089

NET ASSETS	$12,645,960

Net assets were comprised of:
Paid in capital	$12,208,667
Accumulated overdistributed net investment income	(34,010)
Accumulated net realized loss	(661,710)
Unrealized appreciation on investments	1,133,013

Net assets	$12,645,960

Class A
Net asset value and redemption price per share, $ 2,317,339 / 233,663 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.92
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.50

Class B
Net asset value, offering and redemption price per share, $2,987,205 / 305,387 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.78

Class C
Net asset value, offering and redemption price per share, $392,498 / 40,140 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.78

Class Z
Net asset value, offering and redemption price per share, $6,948,918 / 698,348 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.95

STATEMENT OF OPERATIONS For the Year Ended October 31, 2004
INVESTMENT INCOME
Dividends (net of $918 foreign withholding tax)	$178,027
Interest	3,047

Total income	181,074

EXPENSES
Administrative fees	159,363
Transfer agent fees	127,750
Investment management fees	127,507
Professional fees	57,012
Custodian fees	41,790
Registration and filing fees	37,697
Printing and mailing expenses	11,189
Trustees’ fees	10,456
Distribution fees - Class A	5,704
Distribution fees - Class B	30,235
Distribution fees - Class C	4,209
Miscellaneous	7,529

Gross expenses	620,441
Less: Waiver of investment management fees	(127,507)
Reimbursement from investment manager	(299,761)
Fees paid indirectly	(6,584)

Net expenses	186,589

NET INVESTMENT LOSS	(5,515)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	784,977
Foreign currency transactions	(996)

Net realized gain	783,981

Net change in unrealized appreciation on securities	50,903

NET REALIZED AND UNREALIZED GAIN	834,884

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$829,369

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2004	2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,515)	$9,324
Net realized gain (loss) on investments and foreign currency transactions	783,981	(355,390)
Net change in unrealized appreciation on investments	50,903	2,515,150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	829,369	2,169,084

DIVIDENDS:
Dividends from net investment income
Class A	—	(18,875)
Class B	—	(13,112)
Class C	—	(2,003)
Class Z	(4,727)	(85,123)

TOTAL DIVIDENDS	(4,727)	(119,113)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(138,453)	1,024,303

TOTAL INCREASE IN NET ASSETS	686,189	3,074,274
NET ASSETS:
Beginning of year	11,959,771	8,885,497

End of year (a)	$12,645,960	$11,959,771

(a) Includes accumulated overdistributed net investment income of	$(34,010)	$(42,183)

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS
Investments at value (Cost $ 11,241,224)	$12,395,968
Cash	3,919
Receivable for securities sold	91,365
Dividends, interest and other receivables	19,914
Receivable from investment manager	11,610
Receivable for Fund shares sold	100
Other assets	11,575

Total assets	12,534,451

LIABILITIES
Payable for Fund shares redeemed	71,336
Payable for securities purchased	56,047
Administrative fees payable	13,527
Distribution fees payable	3,184
Trustees’ fees payable	1,620
Accrued expenses	71,311

Total liabilities	217,025

NET ASSETS	$12,317,426

Net assets were comprised of:
Paid in capital	$11,055,684
Accumulated undistributed net investment income	37,424
Accumulated net realized gain	69,474
Unrealized appreciation on investments	1,154,844

Net assets	$12,317,426

Class A
Net asset value and redemption price per share, $ 2,230,919 / 205,002 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.88
Maximum sales charge (5.50% of offering price)	0.63

Maximum offering price to public	$11.51

Class B
Net asset value, offering and redemption price per share, $2,786,956 / 257,967 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.80

Class C
Net asset value, offering and redemption price per share, $375,355 / 34,732 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.81

Class Z
Net asset value, offering and redemption price per share, $6,924,196 / 634,043 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.92

STATEMENT OF OPERATIONS For the Year Ended October 31, 2004
INVESTMENT INCOME
Dividends (net of $207 foreign withholding tax)	$257,566
Interest	1,371

Total income	258,937

EXPENSES
Administrative fees	158,838
Transfer agent fees	127,020
Investment management fees	124,355
Professional fees	56,622
Custodian fees	49,075
Registration and filing fees	37,696
Printing and mailing expenses	10,921
Trustees’ fees	10,201
Distribution fees - Class A	5,593
Distribution fees - Class B	29,253
Distribution fees - Class C	4,124
Miscellaneous	7,330

Gross expenses	621,028
Less: Waiver of investment management fees	(124,355)
Reimbursement from investment manager	(308,405)
Fees paid indirectly	(21,855)

Net expenses	166,413

NET INVESTMENT INCOME	92,524

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities	1,151,758
Foreign currency transactions	95

Net realized gain	1,151,853

Change in unrealized appreciation on:
Securities	463,135
Foreign currency translations	40

Net change in unrealized appreciation	463,175

NET REALIZED AND UNREALIZED GAIN	1,615,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,707,552

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2004	2003
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$92,524	$71,285
Net realized gain on investments and foreign currency transactions	1,151,853	34,824
Net change in unrealized appreciation on investments and foreign currency translations	463,175	1,867,557

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,707,552	1,973,666

DIVIDENDS:
Dividends from net investment income
Class A	(11,759)	(25,438)
Class B	—	(23,914)
Class C	—	(3,425)
Class Z	(52,483)	(110,938)

TOTAL DIVIDENDS	(64,242)	(163,715)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(825,627)	476,554

TOTAL INCREASE IN NET ASSETS	817,683	2,286,505
NET ASSETS:
Beginning of year	11,499,743	9,213,238

End of year (a)	$12,317,426	$11,499,743

(a) Includes accumulated undistributed net investment income of	$37,424	$9,295

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS
Investments at value (Cost $10,733,422)	$12,496,103
Receivable for securities sold	110,463
Receivable from investment manager	8,785
Dividends, interest and other receivables	993
Receivable for Fund shares sold	75
Other assets	11,620

Total assets	12,628,039

LIABILITIES
Payable for securities purchased	224,943
Payable for Fund shares redeemed	67,420
Administrative fees payable	13,495
Distribution fees payable	3,614
Trustees’ fees payable	1,621
Accrued expenses	70,906

Total liabilities	381,999

NET ASSETS	$12,246,040

Net assets were comprised of:
Paid in capital	$12,496,880
Accumulated net investment loss	(33,574)
Accumulated net realized loss	(1,979,947)
Unrealized appreciation on investments	1,762,681

Net assets	$12,246,040

Class A
Net asset value and redemption price per share, $2,747,433 / 309,227 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.88
Maximum sales charge (5.50% of offering price)	0.52

Maximum offering price to public	$9.40

Class B
Net asset value, offering and redemption price per share, $3,262,633 / 375,081 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.70

Class C
Net asset value, offering and redemption price per share, $351,671 / 40,540 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.67

Class Z
Net asset value, offering and redemption price per share, $5,884,303 / 657,995 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.94

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

INVESTMENT INCOME
Dividends (net of $2,157 foreign withholding tax)	$28,862
Interest	2,788

Total income	31,650

EXPENSES
Administrative fees	158,842
Investment management fees	148,766
Transfer agent fees	134,580
Professional fees	56,489
Custodian fees	54,080
Registration and filing fees	37,697
Printing and mailing expenses	10,822
Trustees’ fees	10,090
Distribution fees - Class A	6,734
Distribution fees - Class B	33,914
Distribution fees - Class C	3,775
Miscellaneous	7,526

Gross expenses	663,315
Less: Waiver of investment management fees	(148,766)
Reimbursement from investment manager	(290,290)
Fees paid indirectly	(31,344)

Net expenses	192,915

NET INVESTMENT LOSS	(161,265)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,035,207
Net change in unrealized depreciation on securities	(340,009)

NET REALIZED AND UNREALIZED GAIN	695,198

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$533,933

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2004	2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(161,265)	$(113,580)
Net realized gain on investments	1,035,207	496,144
Net change in unrealized appreciation (depreciation) on investments	(340,009)	2,734,351

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	533,933	3,116,915

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(244,046)	696,937

TOTAL INCREASE IN NET ASSETS	289,887	3,813,852
NET ASSETS:
Beginning of year	11,956,153	8,142,301

End of year (a)	$12,246,040	$11,956,153

(a) Includes accumulated net investment loss of	$(33,574)	$(45,033)

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS
Investments at value (Cost $13,275,054)	$15,749,140
Cash	280
Foreign cash (Cost $355)	355
Receivable for securities sold	168,603
Receivable from investment manager	21,950
Dividends, interest and other receivables	8,493
Receivable for Fund shares sold	303
Other assets	11,665

Total assets	15,960,789

LIABILITIES
Payable for securities purchased	80,258
Payable for Fund shares redeemed	53,374
Administrative fees payable	13,952
Distribution fees payable	4,424
Trustees’ fees payable	2,686
Accrued expenses	66,297

Total liabilities	220,991

NET ASSETS	$15,739,798

Net assets were comprised of:
Paid in capital	$13,847,503
Accumulated overdistributed net investment income	(35,091)
Accumulated net realized loss	(546,701)
Unrealized appreciation on investments	2,474,087

Net assets	$15,739,798

Class A
Net asset value and redemption price per share, $3,920,979 / 357,168 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.98
Maximum sales charge (5.50% of offering price)	0.64

Maximum offering price to public	$11.62

Class B
Net asset value, offering and redemption price per share, $3,802,579 / 351,708 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.81

Class C
Net asset value, offering and redemption price per share, $461,359 / 42,702 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.80

Class Z
Net asset value, offering and redemption price per share, $7,554,881 / 686,695 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.00

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

INVESTMENT INCOME
Dividends (net of $1,314 foreign withholding tax)	$207,553
Interest	2,343

Total income	209,896

EXPENSES
Investment management fees	191,482
Administrative fees	164,249
Transfer agent fees	138,650
Professional fees	60,974
Custodian fees	49,245
Registration and filing fees	37,697
Printing and mailing expenses	13,964
Trustees’ fees	13,021
Distribution fees - Class A	9,990
Distribution fees - Class B	39,324
Distribution fees - Class C	4,813
Miscellaneous	8,851

Gross expenses	732,260
Less: Waiver of investment management fees	(191,482)
Reimbursement from investment manager	(255,200)
Fees paid indirectly	(12,210)

Net expenses	273,368

NET INVESTMENT LOSS	(63,472)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	2,009,181
Foreign currency transactions	113

Net realized gain	2,009,294

Net change in unrealized depreciation on securities	(160,997)

NET REALIZED AND UNREALIZED GAIN	1,848,297

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,784,825

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2004	2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(63,472)	$(38,439)
Net realized gain (loss) on investments and foreign currency transactions	2,009,294	(146,021)
Net change in unrealized appreciation (depreciation) on investments	(160,997)	4,099,830

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,784,825	3,915,370

DIVIDENDS:
Dividends from net investment income
Class A	—	(15,693)
Class B	—	(1,735)
Class C	—	(376)
Class Z	(9,982)	(52,162)

TOTAL DIVIDENDS	(9,982)	(69,966)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(972,981)	22,592

TOTAL INCREASE IN NET ASSETS	801,862	3,867,996
NET ASSETS:
Beginning of year	14,937,936	11,069,940

End of year (a)	$15,739,798	$14,937,936

(a) Includes accumulated overdistributed net investment income of	$(35,091)	$(46,169)

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS
Investments at value (Cost $10,467,760)	$12,215,557
Cash	17,282
Foreign cash (Cost $122,641)	124,687
Receivable for securities sold	67,564
Dividends, interest and other receivables	30,507
Receivable from investment manager	7,161
Receivable for Fund shares sold	140
Other assets	18,774

Total assets	12,481,672

LIABILITIES
Payable for securities purchased	76,964
Payable for Fund shares redeemed	46,609
Administrative fees payable	13,491
Distribution fees payable	3,109
Trustees’ fees payable	1,510
Accrued expenses	84,148

Total liabilities	225,831

NET ASSETS	$12,255,841

Net assets were comprised of:
Paid in capital	$10,494,215
Accumulated undistributed net investment income	18,585
Accumulated net realized loss	(9,810)
Unrealized appreciation on investments	1,752,851

Net assets	$12,255,841

Class A
Net asset value and redemption price per share, $1,981,598 / 173,721 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.41
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$12.07

Class B
Net asset value, offering and redemption price per share, $2,806,424 / 247,873 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.32

Class C
Net asset value, offering and redemption price per share, $349,290 / 30,842 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.33

Class Z
Net asset value, offering and redemption price per share, $7,118,529 / 622,003 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.44

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2004

INVESTMENT INCOME
Dividends (net of $24,949 foreign withholding tax)	$251,129
Interest	2,720

Total income	253,849

EXPENSES
Administrative fees	157,886
Investment management fees	135,743
Transfer agent fees	125,710
Custodian fees	105,870
Professional fees	55,874
Registration and filing fees	37,697
Printing and mailing expenses	10,474
Trustees’ fees	9,734
Distribution fees - Class A	4,574
Distribution fees - Class B	28,097
Distribution fees - Class C	3,494
Miscellaneous	7,167

Gross expenses	682,320
Less: Waiver of investment management fees	(135,743)
Reimbursement from investment manager	(315,840)
Fees paid indirectly	(31,656)

Net expenses	199,081

NET INVESTMENT INCOME	54,768

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,143,495
Futures	900
Foreign currency transactions	(6,467)

Net realized gain	1,137,928

Change in unrealized appreciation on:
Securities	625,529
Futures	775
Foreign currency translations	14,270

Net change in unrealized appreciation	640,574

NET REALIZED AND UNREALIZED GAIN	1,778,502

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,833,270

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2004	2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$54,768	$43,090
Net realized gain (loss) on investments and foreign currency transactions	1,137,928	(679,787)
Net change in unrealized appreciation on investments and foreign currency translations	640,574	2,743,292

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,833,270	2,106,595

DIVIDENDS:
Dividends from net investment income
Class A	(8,901)	(14,874)
Class B	—	(8,469)
Class C	—	(973)
Class Z	(49,994)	(71,959)

TOTAL DIVIDENDS	(58,895)	(96,275)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	26,483	303,729

TOTAL INCREASE IN NET ASSETS	1,800,858	2,314,049
NET ASSETS:
Beginning of year	10,454,983	8,140,934

End of year (a)	$12,255,841	$10,454,983

(a) Includes accumulated undistributed (overdistributed) net investment income of	$18,585	$(16,949)

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS
Investments at value (Cost $6,575,438)	$7,155,670
Cash	2,462
Receivable for securities sold	196,833
Receivable from investment manager	20,352
Dividends, interest and other receivables	549
Other assets	11,536

Total assets	7,387,402

LIABILITIES
Payable for securities purchased	154,315
Payable for Fund shares redeemed	100,900
Administrative fees payable	12,781
Distribution fees payable	1,005
Trustees’ fees payable	70
Accrued expenses	65,456

Total liabilities	334,527

NET ASSETS	$7,052,875

Net assets were comprised of:
Paid in capital	$7,544,122
Accumulated overdistributed net investment income	(31,501)
Accumulated net realized loss	(1,039,978)
Unrealized appreciation on investments	580,232

Net assets	$7,052,875

Class A
Net asset value and redemption price per share, $477,155 / 53,977 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.84
Maximum sales charge (5.50% of offering price)	0.51

Maximum offering price to public	$9.35

Class B
Net asset value, offering and redemption price per share, $1,035,278 / 119,364 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.67

Class C
Net asset value, offering and redemption price per share, $66,709 / 7,693 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.67

Class Z
Net asset value, offering and redemption price per share, $5,473,733 / 616,927 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.87

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2004

INVESTMENT INCOME
Dividends (net of $204 foreign withholding tax)	$13,107
Interest	2,377

Total income	15,484

EXPENSES
Administrative fees	150,969
Transfer agent fees	114,100
Investment management fees	93,943
Professional fees	49,901
Custodian fees	48,470
Registration and filing fees	37,697
Printing and mailing expenses	6,121
Trustees’ fees	5,808
Distribution fees - Class A	1,281
Distribution fees - Class B	9,379
Distribution fees - Class C	664
Miscellaneous	5,497

Gross expenses.	523,830
Less: Waiver of investment management fees	(93,943)
Reimbursement from investment manager	(295,830)
Fees paid indirectly	(14,922)

Net expenses	119,135

NET INVESTMENT LOSS	(103,651)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	661,481
Options written	(64,342)
Foreign currency transactions	(305)

Net realized gain	596,834

Change in unrealized depreciation on:
Securities	(699,245)
Foreign currency translations	(5)

Net change in unrealized depreciation	(699,250)

NET REALIZED AND UNREALIZED LOSS	(102,416)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(206,067)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2004	2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(103,651)	$(87,006)
Net realized gain on investments and foreign currency transactions	596,834	209,125
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(699,250)	2,545,677

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(206,067)	2,667,796

DIVIDENDS:
Dividends from net investment income
Class A	—	(662)
Class B	—	(493)
Class C	—	(56)
Class Z	(2,033)	(19,696)

TOTAL DIVIDENDS	(2,033)	(20,907)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(290,407)	722,196

TOTAL INCREASE (DECREASE) IN NET ASSETS	(498,507)	3,369,085
NET ASSETS:
Beginning of year	7,551,382	4,182,297

End of year (a)	$7,052,875	$7,551,382

(a) Includes accumulated overdistributed net investment income of	$(31,501)	$(43,456)

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS
Investments at value (Cost $8,302,706)	$8,666,167
Foreign cash (Cost $452)	490
Receivable for securities sold	62,983
Receivable from investment manager	22,122
Dividends, interest and other receivables	10,908
Other assets	11,532

Total assets	8,774,202

LIABILITIES
Payable for securities purchased	173,850
Administrative fees payable	13,000
Payable for Fund shares redeemed	8,668
Distribution fees payable	1,345
Trustees’ fees payable	487
Accrued expenses	66,956

Total liabilities	264,306

NET ASSETS	$8,509,896

Net assets were comprised of:
Paid in capital	$7,886,195
Accumulated overdistributed net investment income	(32,290)
Accumulated undistributed net realized gain	292,035
Unrealized appreciation on investments	363,956

Net assets	$8,509,896

Class A
Net asset value and redemption price per share, $ 847,570 / 81,379 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.42
Maximum sales charge (5.50% of offering price)	0.61

Maximum offering price to public	$11.03

Class B
Net asset value, offering and redemption price per share, $1,288,136 / 125,624 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.25

Class C
Net asset value, offering and redemption price per share, $97,676 / 9,523 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.26

Class Z
Net asset value, offering and redemption price per share, $6,276,514 / 599,516 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.47

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2004

INVESTMENT INCOME
Dividends (net of $2,545 foreign withholding tax)	$81,112
Interest	3,264

Total income	84,376

EXPENSES
Administrative fees	152,953
Transfer agent fees	118,790
Investment management fees	111,080
Professional fees	51,771
Custodian fees	41,575
Registration and filing fees	37,697
Printing and mailing expenses	7,524
Trustees’ fees	7,049
Distribution fees - Class A	2,193
Distribution fees - Class B	12,899
Distribution fees - Class C	1,208
Miscellaneous	5,725

Gross expenses	550,464
Less: Waiver of investment management fees	(111,080)
Reimbursement from investment manager	(277,809)
Fees paid indirectly	(5,875)

Net expenses	155,700

NET INVESTMENT LOSS	(71,324)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,043,385
Foreign currency transactions	(2,507)

Net realized gain	1,040,878

Change in unrealized appreciation (depreciation) on:
Securities	(99,351)
Foreign currency translations	630

Net change in unrealized depreciation	(98,721)

NET REALIZED AND UNREALIZED GAIN	942,157

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.	$870,833

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2004	2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(71,324)	$(62,801)
Net realized gain on investments and foreign currency transactions	1,040,878	8,948
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(98,721)	1,156,439

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	870,833	1,102,586

DIVIDENDS:
Dividends from net investment income
Class A	—	(2,688)
Class B	—	(581)
Class C	—	(133)
Class Z	(2,773)	(34,571)

TOTAL DIVIDENDS	(2,773)	(37,973)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(120,221)	164,801

TOTAL INCREASE IN NET ASSETS	747,839	1,229,414
NET ASSETS:
Beginning of year	7,762,057	6,532,643

End of year (a)	$8,509,896	$7,762,057

(a) Includes accumulated overdistributed net investment income of	$(32,290)	$(44,158)

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS
Investments at value (Cost $44,251,442)	$44,744,172
Cash	996
Foriegn cash (Cost $101,086)	104,062
Receivable for forward commitments	3,019,351
Receivable for securities sold	1,036,218
Dividends, interest and other receivables	253,053
Receivable from investment manager	13,114
Variation margin receivable on futures contracts and options on futures	6,097
Receivable for Fund shares sold	1,580
Other assets	12,123

Total assets	49,190,766

LIABILITIES
Payable for forward commitments	6,466,219
Payable for securities purchased	2,277,420
Securities sold short (Proceeds received $1,399,082)	1,409,250
Payable for Fund shares redeemed	32,701
Administrative fees payable	14,197
Trustees’ fees payable	9,642
Distribution fees payable	8,009
Options written, at value (Premiums received $14,744)	6,531
Accrued expenses	94,637

Total liabilities	10,318.606

NET ASSETS	$38,872,160

Net assets were comprised of:
Paid in capital.	$37,980,935
Accumulated undistributed net investment income	7,399
Accumulated undistributed net realized gain	366,738
Unrealized appreciation on investments	517,088

Net assets	$38,872,160

Class A
Net asset value and redemption price per share, $4,286,752 / 419,094 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.23
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price to public	$10.71

Class B
Net asset value, offering and redemption price per share, $7,380,179 / 723,170 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21

Class C
Net asset value, offering and redemption price per share, $999,563 / 98,014 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.20

Class Z
Net asset value, offering and redemption price per share, $26,205,666 / 2,561,497 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.23

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2004

INVESTMENT INCOME
Interest	$1,394,414

EXPENSES
Investment management fees	280,351
Administrative fees	169,773
Transfer agent fees	138,320
Professional fees	84,247
Custodian fees	78,730
Registration and filing fees	37,868
Printing and mailing expenses	34,780
Trustees’ fees	32,587
Distribution fees - Class A	11,218
Distribution fees - Class B	82,685
Distribution fees - Class C	12,236
Miscellaneous	21,408

Gross expenses	984,203
Less: Waiver of investment management fees	(280,351)
Reimbursement from investment manager	(277,416)

Net expenses	426,436

NET INVESTMENT INCOME	967,978

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	433,642
Securities sold short	(32,544)
Options and options on futures written	57,624
Futures	61,756
Foreign currency transactions	7,698

Net realized gain	528,176

Change in unrealized appreciation (depreciation) on:
Securities	329,656
Securities sold short	(7,316)
Options and options on futures written	(954)
Futures	93,646
Foreign currency translations	(24,548)

Net change in unrealized appreciation	390,484

NET REALIZED AND UNREALIZED GAIN	918,660

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,886,638

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2004	2003
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$967,978	$1,173,516
Net realized gain on investments and foreign currency transactions	528,176	1,259,288
Net change in unrealized appreciation on investments and foreign currency translations	390,484	194,365

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,886,638	2,627,169

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(141,213)	(174,240)
Class B	(203,989)	(261,302)
Class C	(31,142)	(51,319)
Class Z	(890,853)	(1,068,921)

	(1,267,197)	(1,555,782)

Distributions from net realized capital gains
Class A	(82,667)	(98,976)
Class B	(168,728)	(180,354)
Class C	(27,625)	(40,036)
Class Z	(482,544)	(571,064)

	(761,564)	(890,430)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,028,761)	(2,446,212)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,273,067)	(2,231,579)

TOTAL DECREASE IN NET ASSETS	(3,415,190)	(2,050,622)
NET ASSETS:
Beginning of year	42,287,350	44,337,972

End of year (a)	$38,872,160	$42,287,350

(a) Includes accumulated undistributed net investment income of	$7,399	$167,289

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS
Investments at value (Cost $ 10,742,497)	$10,742,497
Dividends, interest and other receivables	12,423
Receivable from investment manager	10,984
Other assets	11,560

Total assets	10,777,464

LIABILITIES
Dividends payable	5,533
Administrative fees payable	4,388
Trustees’ fees payable	1,004
Distribution fees payable - Class B	639
Accrued expenses	54,855

Total liabilities	66,419

NET ASSETS	$10,711,045

Net assets were comprised of:
Paid in capital	$10,704,269
Accumulated undistributed net investment income	6,776

Net assets	$10,711,045

Class A
Net asset value and redemption price per share, $ 64,860 / 64,854 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class B
Net asset value, offering and redemption price per share, $651,793 / 651,789 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class C
Net asset value, offering and redemption price per share, $86,089 / 86,088 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class Z
Net asset value, offering and redemption price per share, $9,908,303 / 9,908,261 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2004

INVESTMENT INCOME
Interest	$213,980

EXPENSES
Transfer agent fees	108,620
Investment management fees	54,839
Administrative fees	51,426
Professional fees	47,818
Registration and filing fees	37,697
Printing and mailing expenses	9,588
Trustees’ fees	8,946
Custodian fees	6,525
Distribution fees - Class A	366
Distribution fees - Class B	8,139
Distribution fees - Class C	837
Miscellaneous	9,011

Gross expenses.	343,812
Less: Waiver of investment management fees	(54,839)
Reimbursement from investment manager	(202,859)

Net expenses	86,114

NET INVESTMENT INCOME	127,866

REALIZED GAIN
Net realized gain on securities	4

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,870

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2004	2003
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$127,866	$128,823
Net realized gain on investments	4	51

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	127,870	128,874

DIVIDENDS:
Dividends from net investment income
Class A	(1,466)	(2,545)
Class B	(2,043)	(1,878)
Class C	(210)	(582)
Class Z	(124,148)	(123,824)

TOTAL DIVIDENDS	(127,867)	(128,829)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(173,252)	(391,007)

TOTAL DECREASE IN NET ASSETS	(173,249)	(390,962)
NET ASSETS:
Beginning of year	10,884,294	11,275,256

End of year (a)	$10,711,045	$10,884,294

(a) Includes accumulated undistributed net investment income of.	$6,776	$4,865

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A			Class B
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$8.64	$7.05	$10.00	$8.57	$7.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.05)	(0.05)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	0.20	1.69	(2.90)	0.19	1.68	(2.90)

Total from investment operations	0.13	1.64	(2.95)	0.06	1.58	(3.00)

Less distributions:
Dividends from net investment income	—	(0.05)	—	—	(0.01)	—

Net asset value, end of period	$8.77	$8.64	$7.05	$8.63	$8.57	$7.00

Total return (b) †	1.50%	23.38%	(29.50)%	0.70%	22.52%	(30.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,146	$2,199	$1,429	$2,544	$2,497	$1,732
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	1.41%	1.42%	1.40%	2.16%	2.17%	2.15%
Before waivers, reimbursements and fees paid indirectly (a)	5.23%	5.98%	6.71%	5.98%	6.73%	7.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.81)%	(0.66)%	(0.74)%	(1.56)%	(1.41)%	(1.49)%
After waivers, reimbursements and fees paid indirectly (a)	(0.77)%	(0.63)%	(0.69)%	(1.52)%	(1.38)%	(1.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.59)%	(5.19)%	(6.00)%	(5.34)%	(5.94)%	(6.75)%
Portfolio turnover rate	51%	31%	26%	51%	31%	26%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.33	$0.34	$0.34	$0.33	$0.34	$0.34

	Class C			Class Z
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$8.56	$7.00	$10.00	$8.65	$7.06	$10.00

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.10)	(0.10)	(0.05)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.19	1.67	(2.90)	0.20	1.69	(2.91)

Total from investment operations	0.06	1.57	(3.00)	0.15	1.66	(2.94)

Less distributions:
Dividends from net investment income	—	(0.01)	—	(0.01)	(0.07)	—

Net asset value, end of period	$8.62	$8.56	$7.00	$8.79	$8.65	$7.06

Total return (b) †	0.82%	22.37%	(30.00)%	1.72%	23.66%	(29.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$265	$325	$243	$5,682	$6,028	$4,567
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	2.16%	2.17%	2.15%	1.16%	1.17%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)	5.98%	6.73%	7.46%	4.98%	5.73%	6.46%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.56)%	(1.41)%	(1.49)%	(0.56)%	(0.41)%	(0.49)%
After waivers, reimbursements and fees paid indirectly (a)	(1.52)%	(1.38)%	(1.44)%	(0.52)%	(0.38)%	(0.44)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.34)%	(5.94)%	(6.75)%	(4.34)%	(4.94)%	(5.75)%
Portfolio turnover rate	51%	31%	26%	51%	31%	26%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.33	$0.34	$0.34	$0.33	$0.34	$0.36

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP CORE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A			Class B
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$9.27	$7.75	$10.00	$9.21	$7.70	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	0.01	—	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.65	1.62	(2.25)	0.64	1.61	(2.25)

Total from investment operations	0.65	1.63	(2.25)	0.57	1.56	(2.30)

Less distributions:
Dividends from net investment income	—	(0.11)	—	—	(0.05)	—

Net asset value, end of period	$9.92	$9.27	$7.75	$9.78	$9.21	$7.70

Total return (b)†	7.01%	21.29%	(22.50)%	6.19%	20.37%	(23.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,317	$2,011	$1,335	$2,987	$2,765	$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	1.40%	1.44%	1.38%	2.15%	2.19%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)	4.80%	5.56%	6.08%	5.55%	6.31%	6.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.03)%	0.13%	0.06%	(0.78)%	(0.62)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	0.02%	0.14%	0.13%	(0.73)%	(0.61)%	(0.62)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.38)%	(3.98)%	(4.56)%	(4.13)%	(4.73)%	(5.31)%
Portfolio turnover rate	52%	56%	39%	52%	56%	39%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.33	$0.34	$0.32	$0.32	$0.34	$0.33

	Class C			Class Z
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)

	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$9.21	$7.69	$10.00	$9.28	$7.76	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.05)	(0.05)	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.64	1.62	(2.26)	0.65	1.62	(2.26)

Total from investment operations	0.57	1.57	(2.31)	0.68	1.65	(2.24)

Less distributions:
Dividends from net investment income	—	(0.05)	—	(0.01)	(0.13)	—

Net asset value, end of period	$9.78	$9.21	$7.69	$9.95	$9.28	$7.76

Total return (b)†	6.19%	20.53%	(23.10)%	7.29%	21.57%	(22.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$392	$408	$293	$6,949	$6,776	$5,248
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	2.15%	2.19%	2.13%	1.15%	1.19%	1.13%
Before waivers, reimbursements and fees paid indirectly (a)	5.55%	6.31%	6.83%	4.55%	5.31%	5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.78)%	(0.62)%	(0.69)%	0.22%	0.38%	0.31%
After waivers, reimbursements and fees paid indirectly (a)	(0.73)%	(0.61)%	(0.62)%	0.27%	0.39%	0.38%
Before waivers, reimbursements and fees paid indirectly (a)	(4.13)%	(4.73)%	(5.31)%	(3.13)%	(3.73)%	(4.31)%
Portfolio turnover rate	52%	56%	39%	52%	56%	39%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.32	$0.34	$0.33	$0.33	$0.34	$0.34

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A			Class B
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004	2003(c)		2004	2003(c)
Net asset value, beginning of period	$9.51	$7.99	$10.00	$9.46	$7.96	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	0.07	0.04	0.01	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.34	1.60	(2.05)	1.33	1.59	(2.02)

Total from investment operations	1.42	1.67	(2.01)	1.34	1.59	(2.04)

Less distributions:
Dividends from net investment income	(0.05)	(0.15)	—	—	(0.09)	—

Net asset value, end of period	$10.88	$9.51	$7.99	$10.80	$9.46	$7.96

Total return (b)†	15.14%	21.11%	(20.10)%	14.27%	20.28%	(20.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,231	$1,990	$1,364	$2,787	$2,818	$2,217
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.45%	1.45%	1.45%	2.20%	2.20%	2.20%
After waivers, reimbursements and fees paid indirectly (a)	1.27%	1.35%	1.35%	2.02%	2.10%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)	4.93%	5.80%	6.19%	5.68%	6.55%	6.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.63%	0.68%	0.47%	(0.12)%	(0.07)%	(0.28)%
After waivers, reimbursements and fees paid indirectly (a)	0.81%	0.78%	0.57%	0.06%	0.03%	(0.18)%
Before waivers, reimbursements and fees paid indirectly (a)	(2.85)%	(3.67)%	(4.26)%	(3.60)%	(4.42)%	(5.01)%
Portfolio turnover rate	108%	148%	123%	108%	148%	123%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.36	$0.37	$0.35	$0.36	$0.37	$0.35

	Class C			Class Z
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)

	2004	2003(c)		2004	2003(c)
Net asset value, beginning of period	$9.46	$7.95	$10.00	$9.54	$8.02	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	— #	(0.02)	0.11	0.09	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.34	1.60	(2.03)	1.35	1.60	(2.04)

Total from investment operations	1.35	1.60	(2.05)	1.46	1.69	(1.98)

Less distributions:
Dividends from net investment income	—	(0.09)	—	(0.08)	(0.17)	—

Net asset value, end of period	$10.81	$9.46	$7.95	$10.92	$9.54	$8.02

Total return (b)†	14.27%	20.28%	(20.50)%	15.37%	21.47%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$375	$386	$315	$6,924	$6,306	$5,318
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.20%	2.20%	2.20%	1.20%	1.20%	1.20%
After waivers, reimbursements and fees paid indirectly (a)	2.02%	2.10%	2.10%	1.02%	1.10%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)	5.68%	6.55%	6.94%	4.68%	5.55%	5.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.12)%	(0.07)%	(0.28)%	0.88%	0.93%	0.72%
After waivers, reimbursements and fees paid indirectly (a)	0.06%	0.03%	(0.18)%	1.06%	1.03%	0.82%
Before waivers, reimbursements and fees paid indirectly (a)	(3.60)%	(4.42)%	(5.01)%	(2.60)%	(3.42)%	(4.01)%
Portfolio turnover rate	108%	148%	123%	108%	148%	123%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.36	$0.37	$0.36	$0.36	$0.37	$0.36

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A			Class B
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$8.47	$6.20	$10.00	$8.36	$6.16	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.08)	(0.09)	(0.17)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	0.51	2.35	(3.71)	0.51	2.33	(3.71)

Total from investment operations	0.41	2.27	(3.80)	0.34	2.20	(3.84)

Net asset value, end of period	$8.88	$8.47	$6.20	$8.70	$8.36	$6.16

Total return (b)†	4.96%	36.61%	(38.00)%	4.07%	35.71%	(38.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,747	$2,440	$1,409	$3,263	$3,299	$2,094
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	1.45%	1.52%	1.62%	2.20%	2.27%	2.37%
Before waivers, reimbursements and fees paid indirectly (a)	5.24%	6.36%	7.22%	5.99%	7.11%	7.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.45)%	(1.29)%	(1.40)%	(2.20)%	(2.04)%	(2.15)%
After waivers, reimbursements and fees paid indirectly (a)	(1.20)%	(1.11)%	(1.32)%	(1.95)%	(1.86)%	(2.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(4.99)%	(5.95)%	(6.92)%	(5.74)%	(6.70)%	(7.67)%
Portfolio turnover rate	86%	180%	192%	86%	180%	192%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.31	$0.32	$0.34	$0.30	$0.32	$0.33

	Class C			Class Z
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$8.34	$6.15	$10.00	$8.51	$6.21	$10.00

Income (loss) from investment operations:
Net investment loss	(0.17)	(0.13)	(0.13)	(0.08)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	0.50	2.32	(3.72)	0.51	2.36	(3.71)

Total from investment operations	0.33	2.19	(3.85)	0.43	2.30	(3.79)

Net asset value, end of period	$8.67	$8.34	$6.15	$8.94	$8.51	$6.21

Total return (b)†	4.08%	35.61%	(38.50)%	5.05%	37.04%	(37.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$352	$376	$485	$5,884	$5,841	$4,155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	2.20%	2.27%	2.37%	1.20%	1.27%	1.37%
Before waivers, reimbursements and fees paid indirectly (a)	5.99%	7.11%	7.97%	4.99%	6.11%	6.97%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.20)%	(2.04)%	(2.15)%	(1.20)%	(1.04)%	(1.15)%
After waivers, reimbursements and fees paid indirectly (a)	(1.95)%	(1.86)%	(2.07)%	(0.95)%	(0.86)%	(1.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.74)%	(6.70)%	(7.67)%	(4.74)%	(5.70)%	(6.67)%
Portfolio turnover rate	86%	180%	192%	86%	180%	192%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.30	$0.32	$0.33	$0.31	$0.32	$0.36

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A			Class B
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$9.78	$7.20	$10.00	$9.71	$7.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.02)	(0.03)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.23	2.65	(2.77)	1.21	2.65	(2.76)

Total from investment operations	1.20	2.63	(2.80)	1.10	2.57	(2.85)

Less distributions:
Dividends from net investment income	—	(0.05)	—	—	(0.01)	—

Net asset value, end of period	$10.98	$9.78	$7.20	$10.81	$9.71	$7.15

Total return (b)†	12.27%	36.84%	(28.00)%	11.33%	35.90%	(28.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,921	$3,770	$2,902	$3,803	$3,661	$2,451
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.70%	2.45%	2.45%	2.45%
After waivers, reimbursements and fees paid indirectly (a)	1.62%	1.68%	1.57%	2.37%	2.43%	2.32%
Before waivers, reimbursements and fees paid indirectly (a)	4.50%	5.43%	5.86%	5.25%	6.18%	6.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.38)%	(0.25)%	(0.48)%	(1.13)%	(1.00)%	(1.23)%
After waivers, reimbursements and fees paid indirectly (a)	(0.30)%	(0.23)%	(0.35)%	(1.05)%	(0.98)%	(1.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.18)%	(3.98)%	(4.64)%	(3.93)%	(4.73)%	(5.39)%
Portfolio turnover rate	68%	78%	112%	68%	78%	112%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.30	$0.30	$0.28	$0.29	$0.30	$0.29

	Class C			Class Z
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$9.70	$7.15	$10.00	$9.79	$7.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.08)	(0.09)	(0.01)	— #	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.21	2.64	(2.76)	1.23	2.65	(2.77)

Total from investment operations	1.10	2.56	(2.85)	1.22	2.65	(2.79)

Less distributions:
Dividends from net investment income	—	(0.01)	—	(0.01)	(0.07)	—

Net asset value, end of period	$10.80	$9.70	$7.15	$11.00	$9.79	$7.21

Total return (b)†	11.44%	35.76%	(28.50)%	12.51%	37.13%	(27.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$461	$490	$550	$7,555	$7,017	$5,167
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.45%	2.45%	2.45%	1.45%	1.45%	1.45%
After waivers, reimbursements and fees paid indirectly (a)	2.37%	2.43%	2.32%	1.37%	1.43%	1.32%
Before waivers, reimbursements and fees paid indirectly (a)	5.25%	6.18%	6.61%	4.25%	5.18%	5.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(1.13)%	(1.00)%	(1.23)%	(0.13)%	0.00%	(0.23)%
After waivers, reimbursements and fees paid indirectly (a)	(1.05)%	(0.98)%	(1.10)%	(0.05)%	0.02%	(0.10)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.93)%	(4.73)%	(5.39)%	(2.93)%	(3.73)%	(4.39)%
Portfolio turnover rate	68%	78%	112%	68%	78%	112%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.29	$0.30	$0.29	$0.30	$0.30	$0.30

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A			Class B
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004	2003(c)		2004	2003(c)
Net asset value, beginning of period	$9.77	$7.91	$10.00	$9.72	$7.86	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.04	0.03	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.63	1.91	(2.12)	1.63	1.92	(2.11)

Total from investment operations	1.69	1.95	(2.09)	1.60	1.90	(2.14)

Less distributions:
Dividends from net investment income	(0.05)	(0.09)	—	—	(0.04)	—

Net asset value, end of period	$11.41	$9.77	$7.91	$11.32	$9.72	$7.86

Total return (b)†	17.39%	25.02%	(20.90)%	16.46%	24.23%	(21.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,982	$1,562	$1,059	$2,806	$2,423	$1,814
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.90%	1.90%	1.90%	2.65%	2.65%	2.65%
After waivers, reimbursements and fees paid indirectly (a)	1.63%	1.86%	1.86%	2.38%	2.61%	2.61%
Before waivers, reimbursements and fees paid indirectly (a)	5.72%	7.02%	7.65%	6.47%	7.77%	8.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.25%	0.49%	0.39%	(0.50)%	(0.26)%	(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	0.52%	0.53%	0.43%	(0.23)%	(0.22)%	(0.32)%
Before waivers, reimbursements and fees paid indirectly (a)	(3.57)%	(4.63)%	(5.37)%	(4.32)%	(5.38)%	(6.12)%
Portfolio turnover rate	67%	92%	27%	67%	92%	27%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.41	$0.43	$0.43	$0.41	$0.43	$0.43

	Class C			Class Z
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004	2003(c)		2004	2003(c)
Net asset value, beginning of period	$9.72	$7.87	$10.00	$9.80	$7.93	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.02)	(0.03)	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.64	1.91	(2.10)	1.64	1.91	(2.12)

Total from investment operations	1.61	1.89	(2.13)	1.72	1.98	(2.07)

Less distributions:
Dividends from net investment income	—	(0.04)	—	(0.08)	(0.11)	—

Net asset value, end of period	$11.33	$9.72	$7.87	$11.44	$9.80	$7.93

Total return (b)†	16.56%	24.08%	(21.30)%	17.73%	25.40%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$349	$305	$213	$7,119	$6,164	$5,055
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.65%	2.65%	2.65%	1.65%	1.65%	1.65%
After waivers, reimbursements and fees paid indirectly (a)	2.38%	2.61%	2.61%	1.38%	1.61%	1.61%
Before waivers, reimbursements and fees paid indirectly (a)	6.47%	7.77%	8.40%	5.47%	6.77%	7.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.50)%	(0.26)%	(0.36)%	0.50%	0.74%	0.64%
After waivers, reimbursements and fees paid indirectly (a)	(0.23)%	(0.22)%	(0.32)%	0.77%	0.78%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)	(4.32)%	(5.38)%	(6.12)%	(3.32)%	(4.38)%	(5.12)%
Portfolio turnover rate	67%	92%	27%	67%	92%	27%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.41	$0.43	$0.44	$0.42	$0.43	$0.44

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A			Class B
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$9.07	$5.77	$10.00	$8.97	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.14)	(0.12)	(0.10)	(0.20)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)	3.44	(4.13)	(0.10)	3.41	(4.12)

Total from investment operations	(0.23)	3.32	(4.23)	(0.30)	3.24	(4.26)

Less distributions:
Dividends from net investment income	—	(0.02)	—	—	(0.01)	—

Net asset value, end of period	$8.84	$9.07	$5.77	$8.67	$8.97	$5.74

Total return (b)†	(2.54)%	57.67%	(42.30)%	(3.34)%	56.41%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$477	$480	$219	$1,035	$1,056	$429
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%	1.95%	1.95%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	1.74%	1.92%	1.92%	2.49%	2.67%	2.67%
Before waivers, reimbursements and fees paid indirectly (a)	7.34%	9.26%	9.38%	8.09%	10.01%	10.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.73)%	(1.69)%	(1.69)%	(2.48)%	(2.44)%	(2.44)%
After waivers, reimbursements and fees paid indirectly (a)	(1.52)%	(1.66)%	(1.66)%	(2.27)%	(2.41)%	(2.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(7.12)%	(9.00)%	(9.12)%	(7.87)%	(9.75)%	(9.87)%
Portfolio turnover rate	172%	125%	154%	172%	125%	154%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.48	$0.52	$0.44	$0.47	$0.51	$0.43

	Class C			Class Z
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$8.97	$5.74	$10.00	$9.09	$5.78	$10.00

Income (loss) from investment operations:
Net investment loss	(0.20)	(0.17)	(0.14)	(0.11)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.10)	3.41	(4.12)	(0.11)	3.44	(4.13)

Total from investment operations	(0.30)	3.24	(4.26)	(0.22)	3.34	(4.22)

Less distributions:
Dividends from net investment income	—	(0.01)	—	#	(0.03)	—

Net asset value, end of period	$8.67	$8.97	$5.74	$8.87	$9.09	$5.78

Total return (b)†	(3.34)%	56.41%	(42.60)%	(2.39)%	58.14%	(42.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67	$62	$41	$5,474	$5,954	$3,494
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	2.49%	2.67%	2.67%	1.49%	1.67%	1.67%
Before waivers, reimbursements and fees paid indirectly (a)	8.09%	10.01%	10.13%	7.09%	9.01%	9.13%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(2.48)%	(2.44)%	(2.44)%	(1.48)%	(1.44)%	(1.44)%
After waivers, reimbursements and fees paid indirectly (a)	(2.27)%	(2.41)%	(2.41)%	(1.27)%	(1.41)%	(1.41)%
Before waivers, reimbursements and fees paid indirectly (a)	(7.87)%	(9.75)%	(9.87)%	(6.87)%	(8.75)%	(8.87)%
Portfolio turnover rate	172%	125%	154%	172%	125%	154%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.47	$0.50	$0.46	$0.48	$0.51	$0.47

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER HEALTH CARE FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A			Class B
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$9.38	$8.07	$10.00	$9.30	$8.02	$10.00

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.08)	(0.08)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.13	1.43	(1.85)	1.12	1.44	(1.84)

Total from investment operations	1.04	1.35	(1.93)	0.95	1.29	(1.98)

Less distributions:
Dividends from net investment income	—	(0.04)	—	—	(0.01)	—

Net asset value, end of period	$10.42	$9.38	$8.07	$10.25	$9.30	$8.02

Total return (b)†	11.09%	16.78%	(19.30)%	10.32%	15.89%	(19.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$848	$801	$561	$1,288	$1,126	$932
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.95%	1.95%	1.95%	2.70%	2.70%	2.70%
After waivers, reimbursements and fees paid indirectly (a)	1.88%	1.94%	1.93%	2.63%	2.69%	2.68%
Before waivers, reimbursements and fees paid indirectly (a)	6.50%	7.40%	7.83%	7.25%	8.15%	8.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.96)%	(0.97)%	(1.15)%	(1.71)%	(1.72)%	(1.90)%
After waivers, reimbursements and fees paid indirectly (a)	(0.89)%	(0.96)%	(1.13)%	(1.64)%	(1.71)%	(1.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(5.51)%	(6.42)%	(7.03)%	(6.26)%	(7.17)%	(7.78)%
Portfolio turnover rate	127%	103%	102%	127%	103%	102%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.47	$0.47	$0.42	$0.46	$0.47	$0.42

	Class C			Class Z
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31,
	2004(c)	2003(c)		2004(c)	2003(c)	2002(c)
Net asset value, beginning of period	$9.30	$8.03	$10.00	$9.41	$8.09	$10.00

Income (loss) from investment operations:
Net investment loss	(0.17)	(0.15)	(0.14)	(0.07)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.13	1.43	(1.83)	1.13	1.44	(1.84)

Total from investment operations	0.96	1.28	(1.97)	1.06	1.38	(1.91)

Less distributions:
Dividends from net investment income	—	(0.01)	—	— #	(0.06)	—

Net asset value, end of period	$10.26	$9.30	$8.03	$10.47	$9.41	$8.09

Total return (b)†	10.32%	15.89%	(19.70)%	11.32%	17.16%	(19.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98	$165	$157	$6,277	$5,670	$4,884
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.70%	2.70%	2.70%	1.70%	1.70%	1.70%
After waivers, reimbursements and fees paid indirectly (a)	2.63%	2.69%	2.68%	1.63%	1.69%	1.68%
Before waivers, reimbursements and fees paid indirectly (a)	7.25%	8.15%	8.58%	6.25%	7.15%	7.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.71)%	(1.72)%	(1.90)%	(0.71)%	(0.72)%	(0.90)%
After waivers, reimbursements and fees paid indirectly (a)	(1.64)%	(1.71)%	(1.88)%	(0.64)%	(0.71)%	(0.88)%
Before waivers, reimbursements and fees paid indirectly (a)	(6.26)%	(7.17)%	(7.78)%	(5.26)%	(6.17)%	(6.78)%
Portfolio turnover rate	127%	103%	102%	127%	103%	102%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.46	$0.47	$0.43	$0.47	$0.47	$0.44

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER CORE BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Class A			Class B
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$10.25	$10.22	$10.00	$10.23	$10.20	$10.00

Income from investment operations:
Net investment income	0.25	0.27	0.31	0.17	0.19	0.26
Net realized and unrealized gain on investments and foreign currency transactions	0.24	0.32	0.19	0.24	0.32	0.18

Total from investment operations	0.49	0.59	0.50	0.41	0.51	0.44

Less distributions:
Dividends from net investment income	(0.32)	(0.35)	(0.28)	(0.24)	(0.27)	(0.24)
Distributions from realized gains	(0.19)	(0.21)	—	(0.19)	(0.21)	—

Total dividends and distributions	(0.51)	(0.56)	(0.28)	(0.43)	(0.48)	(0.24)

Net asset value, end of period	$10.23	$10.25	$10.22	$10.21	$10.23	$10.20

Total return (b)†	4.91%	5.93%	5.08%	4.02%	5.14%	4.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,287	$4,514	$4,837	$7,380	$9,647	$8,989
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%	1.05%	1.80%	1.80%	1.80%
Before waivers and reimbursements (a)	2.44%	2.25%	2.58%	3.19%	3.00%	3.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.43%	2.59%	3.69%	1.68%	1.84%	2.94%
Before waivers and reimbursements (a)	1.04%	1.39%	2.16%	0.29%	0.64%	1.41%
Portfolio turnover rate	564%	566%	422%	564%	566%	422%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.14	$0.12	$0.13	$0.14	$0.12	$0.13

	Class C			Class Z
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004(c)	2003(c)		2004(c)	2003(c)
Net asset value, beginning of period	$10.22	$10.19	$10.00	$10.25	$10.22	$10.00

Income from investment operations:
Net investment income	0.17	0.19	0.25	0.27	0.29	0.33
Net realized and unrealized gain on investments and foreign currency transactions	0.24	0.32	0.18	0.24	0.33	0.19

Total from investment operations	0.41	0.51	0.43	0.51	0.62	0.52

Less distributions:
Dividends from net investment income	(0.24)	(0.27)	(0.24)	(0.34)	(0.38)	(0.30)
Distributions from realized gains	(0.19)	(0.21)	—	(0.19)	(0.21)	—

Total dividends and distributions	(0.43)	(0.48)	(0.24)	(0.53)	(0.59)	(0.30)

Net asset value, end of period	$10.20	$10.22	$10.19	$10.23	$10.25	$10.22

Total return (b)†	4.12%	5.14%	4.38%	5.17%	6.19%	5.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,000	$1,538	$1,960	$26,206	$26,589	$28,552
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.80%	1.80%	1.80%	0.80%	0.80%	0.80%
Before waivers and reimbursements (a)	3.19%	3.00%	3.33%	2.19%	2.00%	2.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.68%	1.84%	2.94%	2.68%	2.84%	3.94%
Before waivers and reimbursements (a)	0.29%	0.64%	1.41%	1.29%	1.64%	2.41%
Portfolio turnover rate	564%	566%	422%	564%	566%	422%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.14	$0.12	$0.13	$0.14	$0.12	$0.13

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

AXA PREMIER MONEY MARKET FUND

FINANCIAL HIGHLIGHTS — (Concluded)

	Class A			Class B
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004	2003(c)		2004	2003(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.01	0.01	0.01	— #	— #	— #

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.01)	— #	— #	— #

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)†	0.99%	1.00%	0.82%	0.24%	0.24%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65	$207	$385	$652	$660	$531
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.95%	0.95%	0.75%	1.70%	1.70%	1.50%
Before waivers and reimbursements (a)	3.30%	3.25%	3.82%	4.05%	4.00%	4.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%	1.00%	0.25%	0.25%	0.25%
Before waivers and reimbursements (a)	(1.35)%	(1.30)%	(2.07)%	(2.10)%	(2.05)%	(2.82)%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.03	$0.02	$0.02	$0.03

	Class C			Class Z
	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)	Year Ended October 31,		December 31, 2001* to October 31, 2002(c)
	2004	2003(c)		2004	2003(c)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	— #	— #	— #	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	— #	— #	— #	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)†	0.24%	0.24%	0.20%	1.24%	1.25%	1.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86	$90	$499	$9,908	$9,927	$9,860
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.70%	1.70%	1.50%	0.70%	0.70%	0.50%
Before waivers and reimbursements (a)	4.05%	4.00%	4.57%	3.05%	3.00%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.25%	0.25%	0.25%	1.25%	1.25%	1.25%
Before waivers and reimbursements (a)	(2.10)%	(2.05)%	(2.82)%	(1.10)%	(1.05)%	(1.82)%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.03	$0.02	$0.02	$0.03

*	Fund commenced operations on December 31, 2001.

#	Per share amount is less than $0.005.

†	The total returns for Class A, Class B and Class C do not include sales charges.

(a)	Ratios for periods of less than one year are annualized.

(b)	Total return for periods less than one year are not annualized.

(c)	Net investment income and capital changes are based on monthly average shares outstanding.

See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

Note 1 Organization and Significant Accounting Policies

AXA Premier Funds Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight diversified Funds and two non-diversified Funds (each a “Fund”). The non-diversified Funds are: AXA Premier Technology Fund and AXA Premier Health Care Fund. The investment manager to each Fund is AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) (“Equitable” or the “Manager”). The day-to-day portfolio management of each Fund is provided by one or more investment sub-advisers (each an “Adviser”).

All of the Funds (except AXA Premier Money Market Fund) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Z. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Premier Large Cap Growth Fund (advised by Alliance Capital Management, L.P. (“Alliance”) (an affiliate of Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Seeks to achieve long-term growth of capital.

AXA Premier Large Cap Core Equity Fund (advised by Alliance (Bernstein Investment Research & Management unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier Large Cap Value Fund (advised by Alliance, Institutional Capital Corporation and MFS Investment Management) — Seeks to achieve long-term growth of capital.

AXA Premier Small/Mid Cap Growth Fund (advised by Alliance, Provident Investment Counsel, Inc. and Franklin Advisers, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier Small/Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington Management Company, LLP (“Wellington”) and TCW) — Seeks to achieve long-term growth of capital.

AXA Premier International Equity Fund (advised by Alliance (Bernstein Investment Research & Management unit), Bank of Ireland Asset Management (U.S.) Limited and Marsico Capital Management, LLC) — Seeks to achieve long-term growth of capital.

AXA Premier Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Seeks to achieve long-term growth of capital.

AXA Premier Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) — Seeks to achieve long-term growth of capital.

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

AXA Premier Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

AXA Premier Money Market Fund (advised by Alliance) — Seeks to achieve a high level of current income that is consistent with maintaining liquidity and preserving capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Premier Money Market Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions.

Short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the years ended October 31, 2004 and October 31, 2003, were as follows:

	Year Ended October 31, 2004				Year Ended October 31, 2003
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Premier Large Cap Growth Fund	$5,950	$—	$—	$—	$52,046	$—	$—	$—
AXA Premier Large Cap Core Equity Fund	4,727	—	—	—	119,113	—	3,188	—
AXA Premier Large Cap Value Fund	64,242	—	71,517	188,533	163,715	—	54,208	—
AXA Premier Small/Mid Cap Growth Fund	—	—	—	—	—	—	—	—
AXA Premier Small/Mid Cap Value Fund	9,982	—	—	—	69,966	—	—	—
AXA Premier International Equity Fund	58,895	—	116,932	34,861	96,275	—	56,440	—
AXA Premier Technology Fund	2,033	—	—	—	20,907	—	—	—
AXA Premier Health Care Fund	—	2,773	—	488,626	37,973	—	—	—
AXA Premier Core Bond Fund	2,028,761	—	410,472	182,173	2,312,214	133,997	994,550	—
AXA Premier Money Market Fund	127,867	—	46,950	—	128,829	—	56,725	—

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at October 31, 2004 as follows:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Premier Large Cap Growth Fund	$110,723	$—	$(110,723)
AXA Premier Large Cap Core Equity Fund	18,415	996	(19,411)
AXA Premier Large Cap Value Fund	(153)	(13)	166
AXA Premier Small/Mid Cap Growth Fund	172,724	—	(172,724)
AXA Premier Small/Mid Cap Value Fund	84,532	7,135	(91,667)

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Premier International Equity Fund	$39,661	$(39,384)	$(277)
AXA Premier Technology Fund	117,639	305	(117,944)
AXA Premier Health Care Fund	85,965	(269)	(85,696)
AXA Premier Core Bond Fund	139,329	(133,797)	(5,532)
AXA Premier Money Market Fund	1,912	(4)	(1,908)

Fees Paid Indirectly:

For all Funds, the Trustees have approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected on the Statements of Operations. For the year ended October 31, 2004, several Funds reduced expenses under these arrangements as follows:

Fund	Amount
AXA Premier Large Cap Growth Fund	$2,390
AXA Premier Large Cap Core Equity Fund	3,088
AXA Premier Large Cap Value Fund	13,308
AXA Premier Small/Mid Cap Growth Fund	15,988
AXA Premier Small/Mid Cap Value Fund	4,010
AXA Premier International Equity Fund	30,696
AXA Premier Technology Fund	10,575
AXA Premier Health Care Fund	3,120

In 2004, the Trust terminated its brokerage recognition program and amounts accrued and unpaid for brokerage recognition purposes were voluntarily credited to certain Funds of the Trust for expense reduction purposes. These non-recurring credits are included in “fees paid indirectly” on the Statements of Operations.

Fund	Amount
AXA Premier Large Cap Growth Fund	$2,462
AXA Premier Large Cap Core Equity Fund	3,496
AXA Premier Large Cap Value Fund	8,547
AXA Premier Small/Mid Cap Growth Fund	15,356
AXA Premier Small/Mid Cap Value Fund	8,200
AXA Premier International Equity Fund	960
AXA Premier Technology Fund	4,347
AXA Premier Health Care Fund	2,755

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. For the year ended October 31, 2004, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at fair value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at October 31, 2004.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which may generate income for the Fund exceeding the yield on the securities sold. Interest received is recorded as interest income on the Statement of Operations. None of the Funds had dollar roll transactions outstanding at October 31, 2004.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

The Trust has entered into an investment management agreement (the “Management Agreement”) with Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Fund’s assets; (ii) select and contract with Advisers to manage the investment operations and composition of each and every Fund; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Trustees. For the year ended October 31,

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

2004, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

Fund	Management Fee
AXA Premier Large Cap Growth Fund	1.00% of average daily net assets
AXA Premier Large Cap Core Equity Fund	1.00% of average daily net assets
AXA Premier Large Cap Value Fund	1.00% of average daily net assets
AXA Premier Small/Mid Cap Growth Fund	1.20% of average daily net assets
AXA Premier Small/Mid Cap Value Fund	1.20% of average daily net assets
AXA Premier International Equity Fund	1.15% of average daily net assets
AXA Premier Technology Fund	1.30% of average daily net assets
AXA Premier Health Care Fund	1.30% of average daily net assets
AXA Premier Core Bond Fund	0.70% of average daily net assets
AXA Premier Money Market Fund	0.50% of average daily net assets

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

Note 3 Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Services Agreement”), Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per Fund and, for Funds with more than one sub-adviser, an additional $35,000 per portion of the Fund allocated to each separate sub-adviser.

Pursuant to a sub-administration arrangement, Equitable relies on J.P. Morgan Investors Services Co. (“Sub-administrator”) to provide the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

The Trust has a Distribution Agreement with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) (each referred to as a “Distributor”) pursuant to which AXA Advisors and AXA Distributors serve as the distributors for each class of the Trust’s shares. AXA Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, and Class C shares of the Trust. The Trust’s Class A, Class B and Class C

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust’s Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Z shares and the Funds pay no service or distribution fees with respect to those shares.

The Distributors received sales charges on each Fund’s Class A for the year ended October 31, 2004 and Class C shares for the period November 1, 2003 through June 30, 2004 when it was discontinued and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributors have advised the Funds that for the year ended October 31, 2004, the proceeds retained from sales and redemptions are as follows:

	Class A	Class B	Class C
	Sales charge	Contingent deferred sales charge	Sales charge*	Contingent deferred sales charge
AXA Premier Large Cap Growth Fund	$12,604	$10,665	$52	$65
AXA Premier Large Cap Core Equity Fund	11,934	10,799	336	199
AXA Premier Large Cap Value Fund	12,390	16,896	112	27
AXA Premier Small/Mid Cap Growth Fund	15,418	9,977	177	185
AXA Premier Small/Mid Cap Value Fund	18,800	13,889	203	32
AXA Premier International Equity Fund	11,674	8,041	347	141
AXA Premier Technology Fund	4,409	3,143	99	15
AXA Premier Health Care Fund	5,676	2,502	87	112
AXA Premier Core Bond Fund	9,732	67,085	262	1,648
AXA Premier Money Market Fund	—	11,341	—	96

*	For the period November 1, 2003 through June 30, 2004.

Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust’s Distributors and do not represent expenses of the Funds.

Note 6 Expense Limitation

Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2006 (“Expense Reimbursement Agreement”). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund are limited to the following based on annual average daily net assets:

	Class A	Class B	Class C	Class Z
AXA Premier Large Cap Growth Fund	1.45%	2.20%	2.20%	1.20%
AXA Premier Large Cap Core Equity Fund	1.45%	2.20%	2.20%	1.20%
AXA Premier Large Cap Value Fund	1.45%	2.20%	2.20%	1.20%
AXA Premier Small/Mid Cap Growth Fund	1.70%	2.45%	2.45%	1.45%
AXA Premier Small/Mid Cap Value Fund	1.70%	2.45%	2.45%	1.45%
AXA Premier International Equity Fund	1.90%	2.65%	2.65%	1.65%
AXA Premier Technology Fund	1.95%	2.70%	2.70%	1.70%
AXA Premier Health Care Fund	1.95%	2.70%	2.70%	1.70%
AXA Premier Core Bond Fund	1.05%	1.80%	1.80%	0.80%
AXA Premier Money Market Fund	0.95%	1.70%	1.70%	0.70%

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

During the year ended October 31, 2004, the Manager received no reimbursement. At October 31, 2004, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through			Total Eligible for Reimbursement
	2005	2006	2007
AXA Premier Large Cap Growth Fund	$418,813	$413,174	$421,362	$1,253,349
AXA Premier Large Cap Core Equity Fund	411,849	426,354	427,268	1,265,471
AXA Premier Large Cap Value Fund	427,436	439,998	432,760	1,300,194
AXA Premier Small/Mid Cap Growth Fund	444,957	434,640	439,056	1,318,653
AXA Premier Small/Mid Cap Value Fund	435,101	440,803	446,682	1,322,586
AXA Premier International Equity Fund	460,322	455,134	451,583	1,367,039
AXA Premier Technology Fund	402,821	403,215	389,773	1,195,809
AXA Premier Health Care Fund	395,431	381,414	388,889	1,165,734
AXA Premier Core Bond Fund	549,471	553,204	557,767	1,660,442
AXA Premier Money Market Fund	310,244	255,915	257,698	823,857

Note 7 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At October 31, 2004, the total amount owed to the Trustees participating in the Plan was $193,425.

Note 8 Capital Share Transactions

Capital share transactions during the year ended October 31, 2004 and the year ended October 31, 2003 were as follows:

	Class A		Class B		Class C		Class Z
	Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2004	Year ended October 31, 2003
AXA Premier Large Cap Growth Fund
Amount Sold	$440,908	$773,962	$416,304	$627,419	$23,048	$53,562	$25,778	$571,219
Amount Reinvested	—	8,858	—	1,110	—	132	842	3,341
Amount Redeemed	(530,002)	(407,534)	(381,871)	(313,746)	(85,104)	(30,097)	(471,138)	(192,397)

Net Change	$(89,094)	$375,286	$34,433	$314,783	$(62,056)	$23,597	$(444,518)	$382,163

Shares Sold	49,820	102,722	47,280	86,331	2,591	7,221	2,957	75,795
Shares Reinvested	—	1,288	—	162	—	19	97	486
Shares Redeemed	(59,712)	(52,166)	(43,988)	(42,306)	(9,736)	(4,024)	(53,603)	(26,439)

AXA Premier Large Cap Core Equity Fund
Amount Sold	$332,663	$569,146	$406,600	$770,265	$49,486	$175,069	$17,488	$845,381
Amount Reinvested	—	16,045	—	11,243	—	1,711	828	9,492
Amount Redeemed	(175,994)	(232,856)	(354,544)	(484,189)	(90,082)	(121,818)	(324,898)	(535,186)

Net Change	$156,669	$352,335	$52,056	$297,319	$(40,596)	$54,962	$(306,582)	$319,687

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

	Class A		Class B		Class C		Class Z
	Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2004	Year ended October 31, 2003
Shares Sold	34,552	71,008	42,145	96,952	5,179	21,185	1,787	113,728
Shares Reinvested	—	2,111	—	1,479	—	225	87	1,251
Shares Redeemed	(17,947)	(28,344)	(37,047)	(59,248)	(9,308)	(15,202)	(33,609)	(61,310)

AXA Premier Large Cap Value Fund
Amount Sold	$365,364	$742,726	$196,437	$519,737	$39,323	$44,597	$10,313	$285,040
Amount Reinvested	10,176	21,165	—	21,832	—	2,958	5,767	11,597
Amount Redeemed	(430,749)	(439,138)	(616,736)	(381,875)	(103,882)	(35,331)	(301,640)	(316,754)

Net Change	$(55,209)	$324,753	$(420,299)	$159,694	$(64,559)	$12,224	$(285,560)	$(20,117)

Shares Sold	35,490	87,005	19,071	63,177	3,788	5,138	1,023	34,658
Shares Reinvested	1,013	2,672	—	2,753	—	373	573	1,463
Shares Redeemed	(40,823)	(51,035)	(59,056)	(46,594)	(9,865)	(4,284)	(28,784)	(37,860)

AXA Premier Small/Mid Cap Growth Fund
Amount Sold	$468,501	$861,267	$291,807	$654,858	$47,872	$75,501	$43,325	$386,954
Amount Reinvested	—	—	—	—	—	—	—	—
Amount Redeemed	(282,301)	(440,520)	(453,038)	(289,329)	(85,769)	(268,946)	(274,443)	(282,848)

Net Change	$186,200	$420,747	$(161,231)	$365,529	$(37,897)	$(193,445)	$(231,118)	$104,106

Shares Sold	53,573	122,260	33,890	98,795	5,505	10,680	4,933	59,858
Shares Reinvested	—	—	—	—	—	—	—	—
Shares Redeemed	(32,447)	(61,406)	(53,350)	(43,934)	(10,096)	(44,443)	(33,292)	(42,324)

AXA Premier Small/Mid Cap Value Fund
Amount Sold	$524,549	$1,268,175	$313,332	$601,122	$24,630	$69,509	$144,846	$557,234
Amount Reinvested	—	14,297	—	1,557	—	343	1,767	9,206
Amount Redeemed	(839,311)	(1,345,369)	(582,681)	(332,300)	(105,128)	(252,669)	(454,985)	(568,513)

Net Change	$(314,762)	$(62,897)	$(269,349)	$270,379	$(80,498)	$(182,817)	$(308,372)	$(2,073)

Shares Sold	49,556	156,032	29,942	76,368	2,328	8,186	13,643	71,645
Shares Reinvested	—	1,958	—	213	—	47	172	1,261
Shares Redeemed	(77,905)	(175,730)	(55,346)	(42,205)	(10,092)	(34,776)	(43,529)	(73,368)

AXA Premier International Equity Fund
Amount Sold	$419,411	$1,848,109	$310,902	$466,228	$57,476	$51,371	$27,505	$145,680
Amount Reinvested	7,990	11,044	—	7,536	—	737	3,032	4,266
Amount Redeemed	(284,755)	(1,682,994)	(345,706)	(325,548)	(62,821)	(15,896)	(106,551)	(206,804)

Net Change	$142,646	$176,159	$(34,804)	$148,216	$(5,345)	$36,212	$(76,014)	$(56,858)

Shares Sold	38,940	236,140	30,102	58,172	5,381	6,010	2,545	17,070
Shares Reinvested	771	1,421	—	970	—	95	293	549
Shares Redeemed	(25,852)	(211,594)	(31,581)	(40,439)	(5,954)	(1,802)	(9,787)	(26,024)

AXA Premier Technology Fund
Amount Sold	$134,946	$171,907	$400,799	$431,900	$15,313	$26,735	$37,628	$382,643
Amount Reinvested	—	561	—	391	—	30	217	659
Amount Redeemed	(119,940)	(50,706)	(379,904)	(175,296)	(8,301)	(24,931)	(371,165)	(41,697)

Net Change	$15,006	$121,762	$20,895	$256,995	$7,012	$1,834	$(333,320)	$341,605

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

October 31, 2004

	Class A		Class B		Class C		Class Z
	Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2004	Year ended October 31, 2003	Year ended October 31, 2004	Year ended October 31, 2003
Shares Sold	14,876	22,064	45,075	67,654	1,783	4,384	4,383	57,068
Shares Reinvested	—	96	—	68	—	5	24	113
Shares Redeemed	(13,821)	(7,200)	(43,462)	(24,706)	(988)	(4,556)	(42,714)	(6,100)

AXA Premier Health Care Fund
Amount Sold	$165,816	$244,395	$175,753	$186,375	$9,372	$63,526	$17,273	$23,783
Amount Reinvested	—	2,335	—	485	—	99	79	1,012
Amount Redeemed	(212,276)	(107,915)	(132,824)	(140,373)	(91,107)	(75,523)	(52,307)	(33,398)

Net Change	$(46,460)	$138,815	$42,929	$46,487	$(81,735)	$(11,898)	$(34,955)	$(8,603)

Shares Sold	16,361	27,982	17,601	21,268	897	7,859	1,668	2,753
Shares Reinvested	—	296	—	62	—	13	8	128
Shares Redeemed	(20,408)	(12,344)	(13,061)	(16,428)	(9,064)	(9,682)	(4,991)	(4,003)

AXA Premier Core Bond Fund
Amount Sold	$700,136	$1,423,585	$263,760	$2,579,512	$55,980	$286,863	$63,109	$8,961,024
Amount Reinvested	204,714	244,469	318,776	367,003	48,566	72,762	49,992	176,380
Amount Redeemed	(1,111,787)	(2,002,349)	(2,798,901)	(2,328,445)	(631,712)	(787,995)	(435,700)	(11,224,388)

Net Change	$(206,937)	$(334,295)	$(2,216,365)	$618,070	$(527,166)	$(428,370)	$(322,599)	$(2,086,984)

Shares Sold	68,702	138,587	26,483	252,461	5,578	28,105	6,256	875,819
Shares Reinvested	20,307	24,109	31,699	36,325	4,833	7,207	4,957	17,386
Shares Redeemed	(110,336)	(195,510)	(278,455)	(227,001)	(62,876)	(77,223)	(43,362)	(1,093,091)

AXA Premier Money Market Fund
Amount Sold	$66,249	$1,350,625	$601,617	$1,113,211	$6,015	$9,384	$1,720	$148,578
Amount Reinvested	915	1,542	1,820	1,595	77	438	891	626
Amount Redeemed	(209,183)	(1,530,199)	(611,708)	(986,032)	(10,250)	(419,035)	(21,415)	(81,740)

Net Change	$(142,019)	$(178,032)	$(8,271)	$128,774	$(4,158)	$(409,213)	$(18,804)	$67,464

Shares Sold	66,249	1,350,625	601,617	1,113,211	6,015	9,384	1,720	148,578
Shares Reinvested	915	1,542	1,820	1,595	77	438	891	626
Shares Redeemed	(209,183)	(1,530,204)	(611,708)	(986,032)	(10,250)	(419,035)	(21,415)	(81,740)

Note 9 Percentage of Ownership

At October 31, 2004, Equitable held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
AXA Premier Large Cap Growth Fund	49.6%
AXA Premier Large Cap Core Equity Fund	47.3
AXA Premier Large Cap Value Fund	53.3
AXA Premier Small/Mid Cap Growth Fund	43.9
AXA Premier Small/Mid Cap Value Fund	42.0
AXA Premier International Equity Fund	56.1
AXA Premier Technology Fund	75.6
AXA Premier Health Care Fund	73.9
AXA Premier Core Bond Fund	65.8
AXA Premier Money Market Fund	93.5

AXA PREMIER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

October 31, 2004

Note 10 Subsequent Event

On September 29, 2004, the Trustees approved that the AXA Premier Funds Trust will be renamed the “AXA Enterprise Multimanager Funds Trust” and the AXA Premier Funds will be renamed as follows, effective on or about December 13, 2004:

Old Name	New Name
AXA Premier Large Cap Growth Fund	AXA Enterprise Multimanager Growth Fund
AXA Premier Large Cap Core Equity Fund	AXA Enterprise Multimanager Core Equity Fund
AXA Premier Large Cap Value Fund	AXA Enterprise Multimanager Value Fund
AXA Premier Small/Mid Cap Growth Fund	AXA Enterprise Multimanager Small/Mid Cap Growth Fund
AXA Premier Small/Mid Cap Value Fund	AXA Enterprise Multimanager Small/Mid Cap Value Fund
AXA Premier International Equity Fund	AXA Enterprise Multimanager International Equity Fund
AXA Premier Technology Fund	AXA Enterprise Multimanager Technology Fund
AXA Premier Health Care Fund	AXA Enterprise Multimanager Health Care Fund
AXA Premier Core Bond Fund	AXA Enterprise Multimanager Core Bond Fund
AXA Premier Money Market Fund	AXA Enterprise Money Market Fund II

On September 29, 2004 the Trustees approved a new class and shares, Class P, and approved the changing of the name of Class Z to Class Y, effective on or about December 13, 2004.

On September 29, 2004 the Trustees approved a Transfer Agency and Service Agreement between the Trust and Boston Financial Data Services (“BFDS”). BFDS will replace PFPC Inc. as the Trust’s Transfer Agent, effective on or about December 13, 2004.

On September 29, 2004, the Trustees approved the addition of three new funds: the AXA Enterprise Conservative Allocation Fund, the AXA Enterprise Moderate Allocation Fund and the AXA Enterprise Aggressive Allocation Fund. These portfolios are expected to commence operations on or about January 10, 2005.

On September 29, 2004, the Trustees approved Enterprise Fund Distributors, Inc. as an additional distributor of the Trust’s shares, effective on or about December 13, 2004.

On December 9, 2004, the Trustees approved an Investment Advisory Agreement between AXA Equitable and JPMorgan Investment Management Inc. (“JPMIM”) for the purpose of appointing JPMIM as a new adviser to an allocated portion of the AXA Premier International Equity Fund. JPMIM will replace Bank of Ireland Asset Management (U.S.) Limited as an adviser, effective December 17, 2004.

On December 9, 2004, the Trustees approved the following mergers and reorganizations: the Enterprise Technology Fund into the AXA Premier Technology Fund; the Enterprise Total Return Fund into the AXA Premier Core Bond Fund; and the Enterprise Managed Fund and the Enterprise Strategic Allocation Fund into the Moderate Fund. It is anticipated that a Special Meeting of Shareholders of the affected Enterprise funds will be held in mid-late April 2005 and that, pending shareholder approval, the reorganizations will be effective on or about May 1, 2005.

On December 9, 2004, the Trustees approved a change in the investment strategy for each of the AXA Premier Small/Mid Cap Value Fund and the AXA Premier Small/Mid Cap Growth Fund to an investment strategy that seeks to invest primarily in mid-capitalization companies. In conjunction with this change, the Trustees approved a change in the fund names to the AXA Premier Mid Cap Value Fund and the AXA Premier Mid Cap Growth Fund, respectively. The Trustees also approved a proposal that the benchmark for the AXA Premier Mid Cap Value Fund be changed from the Russell 2500 Value Index to the Russell Midcap Value Index and the benchmark for the AXA Premier Mid Cap Growth Fund change from the Russell 2500 Growth Index to the Russell Midcap Growth Index. The changes are expected to become effective on or about March 1, 2005.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of AXA Premier Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AXA Premier Large Cap Growth Fund, AXA Premier Large Cap Core Equity Fund, AXA Premier Large Cap Value Fund, AXA Premier Small/ Mid Cap Growth Fund, AXA Premier Small/Mid Cap Value Fund, AXA Premier International Equity Fund, AXA Premier Technology Fund, AXA Premier Health Care Fund, AXA Premier Core Bond Fund and AXA Premier Money Market Fund (constituting AXA Premier Funds Trust; the “Trust”) at October 31, 2004, the results of each of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 13, 2004

Federal Income Tax Information (Unaudited)

For the year ended October 31, 2004, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return and Treasury income were as follows:

	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain	Treasury Income
Funds:
AXA Premier Large Cap Growth Fund	—%	$—	$—	$—	—%
AXA Premier Large Cap Core Equity Fund	68.63	—	—	—	—
AXA Premier Large Cap Value Fund	100.00	—	—	—	—
AXA Premier Small/Mid Cap Growth Fund	—	—	—	—	—
AXA Premier Small/Mid Cap Value Fund	—	—	—	—	—
AXA Premier International Equity Fund	0.27	24,949	275,766	—	—
AXA Premier Technology Fund	—	—	—	—	—
AXA Premier Health Care Fund	—	—	—	2,773	7.44
AXA Premier Core Bond Fund	—	—	—	—	24.94
AXA Premier Money Market Fund	—	—	—	—	11.58

For the year ended October 31, 2004, the Funds below have designated the following amounts of their 2004 ordinary income distributions (located in Box 1 of Form 1099-DIV) as qualifying dividend income (“QDI”):

Fund	Qualifying Dividend Income
AXA Premier Large Cap Core Equity Fund	$4,727
AXA Premier Large Cap Value Fund	64,242
AXA Premier International Equity Fund	58,895

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee

Steven M. Joenk 1290 Avenue of the Americas, New York, New York (45)	Trustee, Chairman, President and Chief Executive Officer	From September 2004 to present	From July 1999 to present, Senior Vice President of AXA Financial; from 1996 to 1999, Managing Director of MeesPierson.	101	None
Independent Trustees

Gerald C. Crotty c/o AXA Premier Funds Trust 1290 Avenue of the Americas, New York, New York (53)	Trustee	From November 2001 to present	Co-founder and director of Weichert Enterprise, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	26	None

Barry Hamerling c/o AXA Premier Funds Trust 1290 Avenue of the Americas, New York, New York (58)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	26	None

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)

Cynthia R. Plouché c/o AXA Premier Funds Trust 1290 Avenue of the Americas, New York, New York (47)	Trustee	From November 2001 to present	Since April 2003, Managing Director of Blaylock Abacus Asset Management, Inc.; prior thereto, founder, Chief Investment Officer and Managing Director of Abacus Financial Group, a manager of fixed income portfolios for institutional clients.	26	None

Rayman Louis Solomon c/o AXA Premier Funds Trust 1290 Avenue of the Americas, New York, New York (57)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	26	None

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Steven M. Joenk 1290 Avenue of the Americas, New York, New York (45)	President and Chief Executive Officer	Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from 1996 to 1999, Managing Director of MeesPierson.

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (49)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York (42)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from October 1999 to February 2001, Assistant Vice President of AXA Financial; from October 1996 to October 1999, Director — Fund Administration of Prudential Investments.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York (46)	Vice President	From November 2001 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (43)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York (36)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable; from January 1993 to December 1999, Manager of Prudential Investment Fund Management.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York (36)	Assistant Secretary	From September 2002 to present	From May 2003 to present, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel of Mitchell Hutchins Asset Management.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (34)	Chief Compliance Officer	From September 2004 to present; Compliance Officer from September 2002 to September 2004	From September 29, 2004 to present, Chief Compliance Officer of the AXA Premier Funds Trust; from March 2004 to present, Vice President of AXA Financial and Equitable and Chief Compliance Officer of AXA Funds Management Group; from May 2002 to March 2004, Assistant Vice President and Compliance Director of AXA Financial and AXA Equitable; February 2001 to May 2002 , Compliance Officer of AXA Financial and Equitable; from June 1998 to February 2001, Principal Consultant, PricewaterhouseCoopers LLP.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (i) on the Funds’ proxy voting information website at http://vds.issproxy.com/SearchPage.php?CustomerID=2459 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 10(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2004: $316,200 and fiscal year 2003: $288,750

(b)	Audit-Related Fees for fiscal year 2004: $0 and fiscal year 2003: $0

(c)	Tax Fees for fiscal year 2004: $66,500 and fiscal year 2003: $62,650

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2004: $6,000 and fiscal year 2003: $5,500

All other fees include amounts related to review of the registrant’s various regulatory filings.

(e)(1)	The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. With respect to audit fees, the audit committee also pre-approves an additional amount above the pre-approved amount to allow for unanticipated scope extensions and overruns. Any audit amounts in excess of the pre-approved amounts must be approved by the audit committee or its delegate prior to payment. The audit committee chair also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2)	None of the services include in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For fiscal year 2004: $4,503,185
For fiscal year 2003: $2,072,420

(h)	The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 is filed herewith.

(a)(2)	Certifications required by Item 10(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 10(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier Funds Trust

/s/ Steven M. Joenk
Steven M. Joenk President and Chief Executive Officer December 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer December 31, 2004

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski Chief Financial Officer December 31, 2004